Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q3PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 18
Franklin Federal Intermediate-Term Tax-Free Income
Fund 21
Franklin Federal Limited-Term Tax-Free Income Fund 40
Franklin Georgia Tax-Free Income Fund 54
Franklin High Yield Tax-Free Income Fund 58
Franklin Louisiana Tax-Free Income Fund 116
Franklin Maryland Tax-Free Income Fund 120
Franklin Massachusetts Tax-Free Income Fund 124
Franklin Michigan Tax-Free Income Fund 128
Franklin Minnesota Tax-Free Income Fund 135
Franklin Missouri Tax-Free Income Fund 141
Franklin New Jersey Tax-Free Income Fund 146
Franklin North Carolina Tax-Free Income Fund 153
Franklin Ohio Tax-Free Income Fund 160
Franklin Oregon Tax-Free Income Fund 168
Franklin Pennsylvania Tax-Free Income Fund 174
Franklin Virginia Tax-Free Income Fund 181
Notes to Schedules of Investments 187

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 527,983
Total Corporate Bonds (Cost $ 500,000 ) ........................................
527,983
Municipal Bonds 98.1%
Alabama 89.1%
Alabama Community College System ,
Bishop State Community College , Revenue , 2019 , BAM Insured , 4% , 1/01/49 .... 2,000,000 1,785,521
Shelton State Community College , Revenue , 2024 , AG Insured , 5% , 8/01/49 ..... 1,000,000 1,047,619
Alabama Federal Aid Highway Finance Authority , Revenue , 2025 A , 5% , 3/01/45 .... 750,000 806,641
Alabama Housing Finance Authority ,
Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54 ......................... 970,000 968,557
Revenue , 2024 D , GNMA Insured , 4.55% , 10/01/54 ........................ 990,000 975,997
Revenue , 2025 B , GNMA Insured , 5.05% , 10/01/45 ........................ 1,000,000 1,037,707
Alabama Special Care Facilities Financing Authority-Birmingham , Children's Hospital of
Alabama Obligated Group (The) , Revenue , 2025 A , Refunding , 5.25% , 6/01/50 ... 1,000,000 1,063,888
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,628,542
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,588,380
Revenue , 2025 , AG Insured , 5.75% , 9/01/50 ............................. 500,000 546,329
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,562,229
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,547,612
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ... 3,000,000 2,788,328
Auburn University , Revenue , 2025 A , 5% , 6/01/55 ........................... 2,670,000 2,814,677
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 3,000,000 3,074,544
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 405,269
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 710,660
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 ..... 1,605,000 1,676,545
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 1,027,192
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,249,825
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,194,462
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 1,200,000 1,273,071
Revenue , 2025 D , Refunding , Mandatory Put , 5% , 8/01/35 ................... 1,000,000 1,084,408
City of Albertville , GO , 2025 A , BAM Insured , 5.5% , 4/01/51 .................... 1,000,000 1,088,246
City of Bessemer , Water , Revenue , 2017 , Refunding , AG Insured , 5% , 1/01/47 ..... 2,590,000 2,604,136
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................ 4,775,000 4,927,366
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................ 2,500,000 2,353,643
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................ 3,000,000 3,005,413
City of Tuscaloosa ,
GO , 2020 A , 4% , 10/01/50 ........................................... 4,580,000 4,278,953
GO , 2025 B , 5.25% , 8/01/55 ......................................... 1,250,000 1,342,098
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,033,876
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 .......... 4,500,000 4,743,180
County of Marshall , GO , 2025 , 5% , 11/01/54 ............................... 1,000,000 1,039,623
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,100,000 1,931,726
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,001,746
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,157,321
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........ 3,000,000 3,061,799

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... $ 1,000,000 $ 1,093,439
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,175,723
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ............... 3,000,000 2,809,844
Florence Public Educational Building Authority , University of North Alabama , Revenue ,
2024 , AG Insured , 5.25% , 11/01/49 .................................... 1,000,000 1,059,398
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,076,133
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 936,413
Health Care Authority of the City of Huntsville (The) ,
Health Care Authority of City of Huntsville (The) Obligated Group , Revenue , 2020 B ,
4% , 6/01/45 .................................................... 2,000,000 1,928,862
Huntsville Hospital Health System Obligated Group , Revenue , 2025 B , 5% , 6/01/35 3,000,000 3,425,158
Homewood Educational Building Authority ,
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,019,383
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,113,929
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,223,875
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,004,520
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,716,596
Jacksonville State University ,
Revenue , 2017 , Refunding , AG Insured , 5% , 12/01/36 ...................... 2,500,000 2,562,538
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,285,085
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............ 1,000,000 1,054,841
Limestone County Water & Sewer Authority ,
Revenue , 2015 B , Refunding , BAM Insured , 5% , 12/01/43 ................... 230,000 230,075
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 531,777
Revenue , 2024 , 4.25% , 12/01/54 ...................................... 2,000,000 1,879,641
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ............... 3,000,000 2,852,017
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 ..... 4,610,000 4,667,114
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,935,523
Mobile County Industrial Development Authority ,
AM/NS Calvert LLC , Revenue , 2024 A , 5% , 6/01/54 ........................ 1,000,000 971,300
AM/NS Calvert LLC , Revenue , 2024 B , 4.75% , 12/01/54 .................... 1,250,000 1,168,146
Montgomery Water Works & Sanitary Sewer Board , Revenue , 2025 , 5% , 9/01/46 ... 1,000,000 1,071,757
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................ 2,000,000 1,973,531
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 ................. 1,000,000 1,042,135
Selma Industrial Development Board , International Paper Co. , Revenue , 2020 A ,
Refunding , 4.2% , 5/01/34 ............................................ 1,500,000 1,551,610
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,073,187
Southeast Energy Authority A Cooperative District ,
b
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 2,000,000 2,029,417
b
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,149,915
b
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,063,626
Revenue , 2024 A , 5% , 11/01/35 ....................................... 1,000,000 1,060,219
b
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 1,000,000 1,045,134
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,964,937
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,029,823
Town of Pike Road , GO , 2024 , 5% , 9/01/44 ................................ 1,000,000 1,062,023
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AG Insured , 5.25% , 12/01/40 .................................... 295,000 295,248

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 .................. $ 5,000,000 $ 5,091,592
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 .... 2,500,000 2,544,563
University of South Alabama ,
Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ............................. 2,000,000 2,040,498
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 4/01/54 .................. 1,000,000 1,053,539
Water Works Board of the City of Birmingham (The) , Revenue, Sub. Lien , 2016 B , Pre-
Refunded , 5% , 1/01/43 ............................................. 2,000,000 2,052,652
152,343,865
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 588,283
Florida 1.0%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 337,992
c ,d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 1,725,000 1,457,894
1,795,886
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 192,228
d
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 925,000 438,409
630,637
South Carolina 0.4%
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 665,570
Texas 0.4%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 605,585
Washington 0.3%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 430,686
Wisconsin 2.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 887,670
c
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 403,226
d
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,200,000 1,997,340
c,d
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 2,125,000 1,358,764
4,647,000
U.S. Territories 3.5%
Guam 2.2%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 1,008,562
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,027,318
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 621,197
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,100,000 1,154,658
3,811,735

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... $ 500,000 $ 506,665
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,012,261
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 487,483
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 250,000 236,018
2,242,427
Total U.S. Territories .................................................................... 6,054,162
Total Municipal Bonds (Cost $ 173,292,211 ) .....................................
167,761,674
Total Long Term Investments (Cost $ 173,792,211 ) ...............................
168,289,657
a
a a a a
a
Total Investments (Cost $ 173,792,211 ) 98.4% ...................................
$168,289,657
Other Assets, less Liabilities 1.6% .............................................
2,771,281
Net Assets 100.0% ...........................................................
$171,060,938
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $8,464,514, representing 4.9% of net assets.
d
The rate shown represents the yield at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Arizona 91.7%
Arizona Board of Regents ,
Arizona State University , Revenue , 2017 B , Refunding , 5% , 7/01/43 ............ $ 4,005,000 $ 4,074,901
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... 5,000,000 4,622,694
Arizona State University , Revenue , 2024 A , 5% , 7/01/50 ..................... 6,225,000 6,587,239
Arizona State University , Revenue , 2024 A , 5% , 7/01/54 ..................... 2,000,000 2,106,141
Arizona State University SPEED Fund , Revenue , 2024 , Refunding , 5% , 8/01/46 ... 2,115,000 2,239,174
University of Arizona (The) , Revenue , 2016 , Refunding , 5% , 6/01/39 ........... 2,750,000 2,764,409
University of Arizona (The) , Revenue , 2016 B , Refunding , 5% , 6/01/42 .......... 2,000,000 2,006,445
University of Arizona (The) , Revenue , 2018 A , 5% , 6/01/43 ................... 4,500,000 4,610,333
University of Arizona (The) , Revenue , 2025 A , Refunding , 5% , 6/01/55 .......... 5,000,000 5,235,165
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,052,208
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,060,193
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,564,443
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 195,000 193,649
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 553,975
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,806,091
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,891,458
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,364,288
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,044,208
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,278,224
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,025,706
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 1,995,865
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,138,403
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,208,909
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,548,590
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 5,610,000 5,683,521
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,138,014
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 5,540,000 5,659,243
Great Lakes Senior Living Communities LLC , Revenue , 2025 A-2 , 5.125% , 1/01/59 2,425,000 2,261,850
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2025 B ,
5.125% , 1/01/59 ................................................. 6,899,966 5,271,696
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 225,000 226,338
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 368,624
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 689,443
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/45 .......... 900,000 909,368
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5% , 7/01/50 .......... 1,300,000 1,289,188
GreatHearts Arizona Obligated Group , Revenue , 2025 A , 5.25% , 7/01/55 ........ 1,750,000 1,764,155
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,404,795
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,364,517
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 698,021
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 654,989
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 306,934
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,580,308
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 6,700,532

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. $ 15,580,000 $ 12,564,412
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,350,000 1,232,837
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,570,421
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,260,572
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 760,904
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,291,993
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ...................... 1,000,000 1,050,769
City of Bullhead , Excise Taxes , Revenue , 2022 , 4% , 7/01/47 ................... 2,065,000 1,958,860
City of Glendale ,
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/41 ................... 1,000,000 1,111,187
Water & Sewer , Revenue, Senior Lien , 2024 , 5% , 7/01/43 ................... 1,000,000 1,087,395
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AG
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,386,842
City of Kingman , Excise Tax , Revenue , 2025 , 4.5% , 7/15/44 ................... 1,000,000 1,017,233
City of Lake Havasu City , Wastewater System , GO, Senior Lien , 2025 , Refunding , 4% ,
7/01/43 ......................................................... 2,000,000 2,003,887
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,440,507
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,192,340
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,869,476
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,175,356
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 12,982,342
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,625,894
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,919,302
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,764,626
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,047,944
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,743,334
Excise Tax , Revenue , 2025 C , Refunding , 5% , 7/01/34 ...................... 5,000,000 5,852,532
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,666,739
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,584,871
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,655,896
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,296,672
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 12,500,000 11,935,564
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ..... 3,945,000 4,123,920
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ..... 2,000,000 2,144,504
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ..... 2,000,000 2,198,595
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ..... 5,000,000 6,104,112
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ..... 7,000,000 8,565,005
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,057,817
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,044,476
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 8,030,000 8,378,373
City of Scottsdale , GO , 2023 , 4% , 7/01/39 ................................. 1,500,000 1,549,729
City of Tempe , GO , 2025 , Refunding , 5% , 7/01/40 ........................... 6,930,000 7,850,307
Coconino County Jail District , Excise Tax , Revenue , 2025 , 4.5% , 7/01/45 ......... 1,000,000 1,017,758
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 ......... 3,250,000 3,282,961

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ $ 10,000,000 $ 10,330,882
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,743,616
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,827,705
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 400,000 389,475
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 970,534
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,863,080
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 1,995,911
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,070,759
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,601,845
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,933,870
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 432,049
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 718,005
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 255,804
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 612,534
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 2,982,793
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,554,067
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,006,201
Industrial Development Authority of the County of Pima (The) ,
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 1,026,804
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,328,778
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,528,789
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,295,174
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,322,230
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,015,432
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 972,423
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,744,876
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,364,060
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,628,743
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 7,630,690
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 1,001,174
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,309,753
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,191,189
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,303,187
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,811,915
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 4,054,704
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,121,652
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,126,447
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 12,608,981
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,999,792
a
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,385,948
a
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 2,095,509

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Pollution Control Corp., (continued)
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... $ 10,000,000 $ 8,538,806
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AG
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,094,961
Maricopa County Unified School District No. 69 Paradise Valley ,
GO , 2025 A , 5% , 7/01/43 ............................................ 7,150,000 7,763,957
GO , 2025 B , 5% , 7/01/34 ............................................ 2,000,000 2,347,691
GO , 2025 B , 5% , 7/01/35 ............................................ 1,000,000 1,183,529
GO , 2025 B , 5% , 7/01/36 ............................................ 1,000,000 1,173,357
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,113,078
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,006,960
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,023,852
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,736,541
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,872,110
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 2,125,000 2,203,901
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,065,977
Revenue , 2023 A , 5% , 1/01/47 ........................................ 5,000,000 5,263,632
Revenue , 2023 A , 5% , 1/01/50 ........................................ 5,265,000 5,501,304
Revenue , 2023 B , 5.25% , 1/01/53 ..................................... 2,780,000 2,960,549
Revenue , 2024 A , 5.25% , 1/01/54 ..................................... 10,000,000 10,716,201
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 11,555,000 12,584,556
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,430,604
Student & Academic Services LLC , Northern Arizona Capital Facilities Finance Corp. ,
Revenue , 2024 , Refunding , BAM Insured , 5% , 6/01/44 ...................... 1,030,000 1,097,375
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 ................. 2,250,000 2,193,716
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 5,000,000 5,165,622
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,107,260
Excise Tax , Revenue , 2022 , 5% , 8/01/47 ................................ 1,190,000 1,245,511
Excise Tax , Revenue , 2024 , 5% , 8/01/49 ................................ 4,425,000 4,667,371
Yuma Industrial Development Authority ,
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/49 .............................................. 4,000,000 3,660,908
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding , AG
Insured , 4% , 8/01/54 .............................................. 4,000,000 3,602,622
Yuma Regional Medical Center Obligated Group , Revenue , 2024 A , Refunding ,
5.25% , 8/01/54 .................................................. 1,750,000 1,823,347
590,615,189
Florida 0.9%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 800,000 540,787
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,465,000 5,463,932
6,004,719
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 561,099

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority of Rockdale County, (continued)
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... $ 2,420,000 $ 1,146,973
1,708,072
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,453,227
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,852,940
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,498,040
4,350,980
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,550,471
Wisconsin 2.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,626,673
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,532,260
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 10,975,000 5,219,239
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,358,734
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 5,075,000 3,245,048
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,505,064
15,487,018
U.S. Territories 1.7%
Guam 0.1%
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/44 ..............
450,000 464,603
Puerto Rico 1.6%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,749,320
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,475,602
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 4,906,000 4,783,182
10,008,104
Total U.S. Territories .................................................................... 10,472,707
Total Municipal Bonds (Cost $ 647,945,440 ) .....................................
631,642,383
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Arizona 0.5%
d
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 2.85% , 1/01/46 ............... $ 3,000,000 $ 3,000,000
Total Municipal Bonds (Cost $ 3,000,000 ) .......................................
3,000,000
Total Short Term Investments (Cost $ 3,000,000 ) .................................
3,000,000
a
Total Investments (Cost $ 650,945,440 ) 98.6% ...................................
$634,642,383
Other Assets, less Liabilities 1.4% .............................................
9,298,808
Net Assets 100.0% ...........................................................
$643,941,191
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $19,147,563, representing 3.0% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Colorado Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,478,352
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,478,352
Municipal Bonds 96.9%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,680,809
Colorado 90.1%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,112,144
Adams & Arapahoe Counties Joint School District 28J Aurora , COP , 2025 , BAM
Insured , 5.5% , 12/01/50 ............................................. 2,000,000 2,156,547
Adams & Arapahoe Joint School District 28J Aurora , GO , 2025 , 5.5% , 12/01/47 ..... 3,000,000 3,343,140
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 629,816
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,496,942
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35 3,000,000 3,003,648
Arapahoe County School District No. 5 Cherry Creek , GO , 2024 , 5.25% , 12/15/44 ... 2,000,000 2,212,541
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,511,970
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,481,162
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AG Insured , 4% , 12/01/46 2,000,000 1,928,577
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,586,507
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,387,530
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,571,500
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,017,882
Board of Water Commissioners City & County of Denver (The) ,
Revenue , 2017 A , 5% , 9/15/47 ........................................ 5,000,000 5,096,429
Revenue , 2024 A , Refunding , 5% , 9/15/54 ............................... 1,500,000 1,588,800
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,327,260
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,663,070
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,227,000 3,928,137
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AG Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,102,724
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,173,427
Centennial Water & Sanitation District , Revenue , 2019 , 5.25% , 12/01/48 .......... 2,135,000 2,201,785
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,184,645
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,317,207
City & County of Denver ,
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,610,373
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,100,235
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,088,995
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,079,796
Airport System , Revenue, Sub. Lien , 2018 A , Refunding , 5.25% , 12/01/48 ....... 5,000,000 5,083,047
Airport System , Revenue, Sub. Lien , 2018 B , Refunding , 5% , 12/01/48 .......... 4,440,000 4,525,301
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,353,521
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,018,495
City of Aurora , Water , Revenue, First Lien , 2024 , 4% , 8/01/54 .................. 2,250,000 2,100,942
City of Brighton , Water Activity , Revenue , 2025 , 4.25% , 6/01/55 ................. 3,000,000 2,892,816

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs ,
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... $ 5,000,000 $ 5,122,624
Utilities System , Revenue , 2024 A , 5% , 11/15/49 .......................... 1,500,000 1,583,537
Utilities System , Revenue , 2024 A , 5.25% , 11/15/54 ........................ 5,000,000 5,354,040
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ...... 13,500,000 13,904,095
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,926,359
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,451,925
Colorado Bridge & Tunnel Enterprise ,
Revenue , 2024 A , AG Insured , 5.5% , 12/01/54 ............................ 1,000,000 1,084,953
Revenue , 2024 B , Refunding , 5% , 12/01/49 .............................. 2,925,000 3,108,870
Revenue, Senior Lien , 2025 A , AG Insured , 5.25% , 12/01/54 ................. 3,490,000 3,719,398
Colorado Educational & Cultural Facilities Authority ,
Addenbrooke Classical Academy, Inc. , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 6/01/55 .................................................... 750,000 770,020
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,285,667
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 421,612
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 138,162
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 309,171
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 439,980
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,174,756
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,489,267
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,058,288
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 70,000 69,970
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 282,871
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,141,403
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,295,432
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 741,299
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,726,597
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 320,000 271,153
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 798,523
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,724,918
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,241,026
Roosevelt Charter Academy , Revenue , 2025 A , BAM Insured , 5% , 7/01/55 ....... 725,000 741,643
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 717,598
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 3,996,935
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 399,984
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,216,398
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,089,201
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,981,615
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,300,983
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,584,957
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 843,942
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 693,158
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 823,628
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 713,121
BSLC II Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ....... 1,500,000 1,286,167
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.5% , 9/15/54 .......... 2,000,000 1,994,917
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,774,969
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,217,966

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 $ 3,000,000 $ 3,113,352
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,069,274
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 8,762,619
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,096,619
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... 4,000,000 4,144,419
CommonSpirit Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 9/01/35 . 1,000,000 1,134,419
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 4,959,204
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,777,727
Covenant Living Communities and Services Obligated Group , Revenue , 2025 A ,
Refunding , 5.125% , 12/01/45 ....................................... 1,000,000 1,017,401
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,604,119
Craig Hospital Obligated Group , Revenue , 2025 A , 5.25% , 12/01/50 ............ 3,000,000 3,145,255
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/48 ........................................................ 1,500,000 1,520,425
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,704,846
Intermountain Healthcare Obligated Group , Revenue , 2024 A , Refunding , 5% ,
5/15/54 ........................................................ 1,100,000 1,126,554
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,573,567
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,174,342
University of Colorado Health Obligated Group , Revenue , 2020 A , Pre-Refunded ,
4% , 9/01/50 .................................................... 6,275,000 6,677,384
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,001,412
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,000,335
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,554,864
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 854,515
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 827,342
Colorado School of Mines , Revenue , 2023 C , 5.25% , 12/01/53 ................. 3,000,000 3,164,415
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AG Insured , 5% , 12/01/54 ................................... 750,000 758,864
Colorado Springs School District No. 11 Facilities Corp. , COP , 2024 , BAM Insured ,
5.25% , 12/15/48 ................................................... 1,000,000 1,063,824
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AG Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,292,025
Denver City & County School District No. 1 ,
GO , 2017 , 5% , 12/01/41 ............................................. 5,000,000 5,056,305
GO , 2025 C , 5.5% , 12/01/49 ......................................... 5,000,000 5,536,046
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,817,707
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,279,610
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,253,461
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,067,053
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,408,901
Revenue , 2019 A , Refunding , 4% , 12/01/37 .............................. 3,540,000 3,482,006
Revenue , 2025 A , 5.125% , 12/01/50 ................................... 1,015,000 1,030,044
Revenue , 2025 A , 6% , 12/01/55 ....................................... 1,000,000 1,083,128
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 300,737
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................ 1,360,000 1,361,160

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
East Cherry Creek Valley Water and Sanitation District ,
Revenue , 2019 A , 4% , 11/15/38 ....................................... $ 1,000,000 $ 1,015,256
Revenue , 2019 A , 4% , 11/15/39 ....................................... 1,200,000 1,217,999
Erie Farm Metropolitan District , GO , 2021 , Refunding , AG Insured , 4% , 12/01/51 .... 1,200,000 1,095,525
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 ................. 550,000 550,483
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,558,747
Gunnison County Housing Authority , Revenue , 2025 , BAM Insured , 5.125% , 6/01/55 . 1,350,000 1,398,990
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 .......... 3,250,000 3,409,333
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 3,000,000 2,659,735
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AG Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,413,893
Lambertson Farms Metropolitan District No. 1 , Revenue , 2024 A , Refunding , AG
Insured , 4.25% , 12/15/54 ............................................ 1,000,000 938,246
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,790,691
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,447,638
Meridian Metropolitan District , GO , 2023 , AG Insured , 4.375% , 12/01/53 .......... 2,000,000 1,960,781
Mesa County Valley School District No. 51 Grand Junction , GO , 2025 , 5.25% , 12/01/49 2,000,000 2,161,388
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 1,125,000 1,156,463
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,008,038
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,484,811
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,926,273
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AG Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,477,564
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2024 A , AG
Insured , 4.25% , 12/01/47 .......................................... 1,000,000 964,665
Westerly Creek District Service Area , Tax Allocation, Senior Lien , 2025 , Refunding ,
AG Insured , 5% , 12/01/41 .......................................... 1,000,000 1,072,670
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................ 6,475,000 6,587,469
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ............... 535,000 460,734
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 ......... 1,000,000 1,055,237
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 495,573
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 708,761
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 9,900,000 12,109,648
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/34 ........ 550,000 562,313
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,750,000 1,777,756
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 700,344
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,105,751
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 6,000,000 6,040,818
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 .... 1,000,000 960,127
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 ..... 5,690,000 5,697,427
State of Colorado ,
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,325,823
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,626,417
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,803,974
COP , 2024 A , 4% , 11/01/53 .......................................... 2,000,000 1,848,193
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 ....... 1,125,000 1,151,793
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 510,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Sterling Ranch Community Authority Board, (continued)
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. $ 1,250,000 $ 1,275,000
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AG Insured ,
5% , 12/01/46 ..................................................... 4,500,000 4,505,143
Town of Monument , COP , 2020 , AG Insured , 4% , 12/01/45 .................... 2,000,000 1,869,056
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 A , Refunding , AG Insured ,
4.25% , 12/01/54 ................................................... 2,000,000 1,831,895
University of Colorado , Revenue , 2025 A , 4.25% , 6/01/55 ..................... 4,055,000 3,923,037
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53 2,000,000 1,927,371
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AG Insured , 5% ,
12/01/52 ........................................................ 900,000 921,920
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AG Insured , 4.5% , 12/01/53 750,000 719,007
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 1,978,366
437,873,431
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,654,383
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 540,787
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 4,920,000 4,158,167
8,353,337
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 550,000 571,490
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 2,735,000 1,296,269
1,867,759
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 665,570
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,816,756
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,205,922
Wisconsin 2.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,570,000 2,668,201
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,129,034
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 12,405,000 5,899,286
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,650,000 2,333,877
12,030,398
U.S. Territories 1.0%
Guam 0.4%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39 600,000 647,593

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
$ 1,500,000 $ 1,512,842
2,160,435
Puerto Rico 0.6%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,215,996
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,012,261
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 731,224
2,959,481
Total U.S. Territories .................................................................... 5,119,916
Total Municipal Bonds (Cost $ 482,866,783 ) .....................................
470,613,898
Total Long Term Investments (Cost $ 484,266,783 ) ...............................
472,092,250
a
a a a a
Short Term Investments 1.5%
Municipal Bonds 1.5%
Colorado 1.5%
d
Colorado Health Facilities Authority ,
Children's Hospital Colorado Obligated Group , Revenue , 2020 A , Refunding , LOC TD
Bank NA , Daily VRDN and Put , 2.85% , 12/01/52 ......................... 800,000 800,000
Intermountain Healthcare Obligated Group , Revenue , 2024 D , Daily VRDN and Put ,
2.8% , 5/15/64 ................................................... 6,400,000 6,400,000
7,200,000
Total Municipal Bonds (Cost $ 7,200,000 ) .......................................
7,200,000
Total Short Term Investments (Cost $ 7,200,000 ) .................................
7,200,000
a
Total Investments (Cost $ 491,466,783 ) 98.7% ...................................
$479,292,250
Other Assets, less Liabilities 1.3% .............................................
6,540,567
Net Assets 100.0% ...........................................................
$485,832,817
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $23,776,401, representing 4.9% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Connecticut Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Connecticut 90.2%
City of Bridgeport ,
GO , 2021 A , BAM Insured , 4% , 8/01/46 ................................. $ 375,000 $ 361,122
GO , 2021 A , BAM Insured , 4% , 8/01/51 ................................. 575,000 530,968
GO , 2024 A , Refunding , BAM Insured , 5% , 7/01/44 ........................ 550,000 592,056
City of New Britain , GO , 2017 C , AG Insured , 5% , 3/01/36 ..................... 1,000,000 1,022,817
City of New Haven ,
GO , 2021 A , Refunding , 4% , 8/01/41 ................................... 2,000,000 1,969,966
GO , 2025 , Refunding , AG Insured , 5% , 8/01/44 ........................... 300,000 317,992
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,582
City of West Haven , GO , 2021 , BAM Insured , 4% , 9/15/41 ..................... 565,000 566,233
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 4,232,523
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,576,146
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 810,416
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 820,647
Connecticut Municipal Electric Energy Cooperative , Revenue , 2021 A , Refunding , 5% ,
1/01/37 ......................................................... 135,000 148,251
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 944,813
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 320,347
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 385,063
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 862,569
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 3,375,000 3,573,792
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,793,296
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,049,187
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,033,186
Fairfield University , Revenue , V , 5.25% , 7/01/47 ........................... 620,000 668,064
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,584,239
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 666,365
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 989,626
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 1,000,000 987,648
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 1,004,138
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 6,126,927
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,252,783
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,444,736
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 591,671
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,116,918
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,573,837
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,748,763
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,007,712
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,357,808
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,800,000 4,234,004
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,823,696
Yale University , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 2,435,000 2,886,392
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,449,162
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/44 520,000 560,941
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/45 500,000 535,768
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/46 500,000 533,824
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/47 495,000 524,520
Yale-New Haven Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 7/01/48 500,000 527,826
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,360,000 1,270,760
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,149,354
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,355,000 1,930,828

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Higher Education Supplement Loan Authority, (continued)
Revenue , 2025 B-1 , 5% , 11/15/40 ..................................... $ 500,000 $ 510,215
South Central Connecticut Regional Water Authority ,
Revenue , 38th , Refunding , 5% , 8/01/38 ................................. 1,000,000 1,160,070
Revenue , 38th , Refunding , 5% , 8/01/40 ................................. 500,000 568,207
Revenue , 38th , Refunding , 5% , 8/01/41 ................................. 300,000 336,980
Revenue , 39th A , 5% , 8/01/54 ........................................ 1,000,000 1,060,856
Revenue, Second Series , 32nd B , Refunding , 5% , 8/01/38 ................... 1,720,000 1,740,153
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,424,886
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 613,030
GO , 2024 G , 5% , 11/15/41 ........................................... 3,990,000 4,438,111
GO , 2025 C , 5% , 8/15/44 ............................................ 2,000,000 2,176,794
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,016,465
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,041,139
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,904,754
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,130,941
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,608,104
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,104,813
Special Tax , 2024 A-2 , 5% , 7/01/45 .................................... 1,250,000 1,346,711
Bradley International Airport CFC , Revenue , 2019 A , AG Insured , 5% , 7/01/49 .... 1,400,000 1,417,991
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 1,000,000 1,001,295
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,028,798
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 .............. 500,000 503,362
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 240,357
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 291,325
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 263,111
Town of Stratford , GO , 2017 , AG Insured , 5% , 7/01/33 ........................ 1,000,000 1,001,695
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 ..................... 1,000,000 1,022,265
140,412,710
Florida 0.9%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 337,992
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 1,325,000 1,119,831
1,457,823
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 192,228
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 420,000 199,062
391,290
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................ 1,000,000 939,650
Texas 0.3%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 465,544
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 430,686

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... $ 855,000 $ 887,670
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 400,000 322,581
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 1,910,000 908,314
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 800,000 511,535
2,630,100
U.S. Territories 2.6%
Guam 1.7%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/36 365,000 400,680
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 600,000 621,198
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 1,000,000 1,049,689
Territory of Guam , Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ................
500,000 547,835
2,619,402
Puerto Rico 0.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,462,449
Total U.S. Territories .................................................................... 4,081,851
Total Municipal Bonds (Cost $ 156,494,403 ) .....................................
150,809,654
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
Connecticut 1.4%
c
Connecticut State Health & Educational Facilities Authority ,
Yale University , Revenue , 2001 V-1 , Daily VRDN and Put , 2.5% , 7/01/36 ........ 1,100,000 1,100,000
Yale University , Revenue , 2001 V-2 , Daily VRDN and Put , 2.5% , 7/01/36 ........ 1,100,000 1,100,000
2,200,000
Total Municipal Bonds (Cost $ 2,200,000 ) .......................................
2,200,000
Total Short Term Investments (Cost $ 2,200,000 ) .................................
2,200,000
a
Total Investments (Cost $ 158,694,403 ) 98.3% ...................................
$153,009,654
Other Assets, less Liabilities 1.7% .............................................
2,674,697
Net Assets 100.0% ...........................................................
$155,684,351
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $3,188,169, representing 2.0% of net assets.
b
The rate shown represents the yield at period end.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 1.0%
Capital Markets 1.0%
a
Franklin Municipal Green Bond ETF ..................................... 830,000 $ 19,861,485
Total Management Investment Companies (Cost $ 22,459,625 ) ....................
19,861,485
Principal
Amount
a a a a
Municipal Bonds 95.1%
Alabama 5.4%
b
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... $ 6,970,000 7,369,817
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,165,847
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 4,000,000 4,306,462
c
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 8,715,000 9,245,679
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 5,000,000 5,664,953
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,370,770
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,640,219
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,615,030
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,266,180
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,933,604
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,014,728
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/33 ............... 2,855,000 2,951,890
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,928,679
Revenue , 2022 B-2 , Mandatory Put , 4.443% , 8/01/28 ....................... 15,000,000 15,222,813
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 9,700,000 10,292,365
110,989,036
Alaska 0.1%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 4% , 12/01/35 ... 1,710,000 1,756,250
Arizona 3.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 630,985
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 661,307
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,046,721
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... 1,115,000 1,157,883
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,293,749
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,082,525
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,099,215
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 588,795
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,736,252
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 56,158
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 61,904
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 62,593
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 68,470
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 74,297

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. $ 160,000 $ 161,261
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 171,259
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 161,184
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 186,346
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 196,365
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,079,827
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,924,084
Airport , Revenue, Senior Lien , 2023 , Refunding , 5% , 7/01/32 ................. 4,250,000 4,734,636
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,552,574
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,764,949
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,686,631
Maricopa County Industrial Development Authority ,
c
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 18,555,000 19,525,373
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 899,595
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,057,783
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,056,115
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 843,229
68,622,065
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ 4,630,000 4,842,417
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,773,433
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,294,945
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,031,394
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,027,512
11,969,701
California 5.8%
b
California Community Choice Financing Authority , Revenue , 2023 C , Mandatory Put ,
5.25% , 10/01/31 ................................................... 11,000,000 11,717,203
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 2,085,000 1,905,448
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,485,000 5,507,716
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.439% , 2/20/41 ............................ 13,428,687 11,939,236
Witmer Manor Community Partners LP , Revenue , 2025 A , FNMA Insured , 4.875% ,
11/01/43 ....................................................... 3,100,000 3,260,041
California Statewide Communities Development Authority , Southern California Edison
Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 ......................... 5,000,000 4,678,999
City of Los Angeles , Department of Airports , Revenue , 2025 A , Refunding , 5% , 5/15/38 14,960,000 16,725,490
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 9,765,000 8,949,930
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,900,000 4,491,004
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 4,012,542

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... $ 3,010,000 $ 2,761,879
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,417,671
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,087,217
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,206,729
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 6,760,000 6,883,536
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,944,675
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.227% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,951,966
119,441,282
Colorado 4.0%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ 5,325,000 5,897,306
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,671,422
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,171,352
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,163,668
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,075,568
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,690,504
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 7,695,000 7,771,377
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,200,630
Denver City & County School District No. 1 , GO , 2025 A , 5.5% , 12/01/44 .......... 10,000,000 11,239,628
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 1,500,000 1,624,692
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,030,556
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 .. 9,405,000 9,828,413
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/35 ............................................. 1,400,000 1,422,205
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AG Insured ,
5% , 12/01/43 ..................................................... 1,000,000 1,045,278
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,493,651
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 510,000
80,836,250
Connecticut 0.9%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,485,186
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,254,230
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 253,642
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,804,704
University of Connecticut , Revenue , 2016 A , 5% , 3/15/31 ..................... 5,025,000 5,052,137
17,849,899
Delaware 0.4%
Delaware State Economic Development Authority , Delmarva Power & Light Co. ,
Revenue , 2020 A , Refunding , 3.6% , 1/01/31 .............................. 8,500,000 8,769,660
Florida 7.2%
Alachua County Health Facilities Authority , Shands Teaching Hospital & Clinics
Obligated Group , Revenue , B-1 , Refunding , 5% , 12/01/35 ................... 2,350,000 2,469,142
Beach Community Development District , Assessments , Special Assessment , 2024 ,
Refunding , AG Insured , 5.25% , 5/01/44 ................................. 1,395,000 1,456,972
Capital Projects Finance Authority , Provident Group - Continuum Properties LLC ,
Revenue, Senior Lien , 2023 A-1 , 5% , 11/01/48 ............................ 2,500,000 2,429,983

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Capital Trust Agency, Inc. ,
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... $ 5,345,000 $ 4,710,617
Kingdom Kensington LLC , Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ........... 1,725,000 1,628,120
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 757,686
c,e
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 17,285,000 14,608,518
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 648,742
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 243,371
City of Jacksonville ,
Revenue , 2023 A , Refunding , 5.5% , 10/01/53 ............................. 5,175,000 5,577,789
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/39 .. 1,650,000 1,622,941
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,331,800
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,509,318
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,644,663
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Foundation, Inc. , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,067,976
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 695,852
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 496,834
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,053,203
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 902,811
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 465,586
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.1% , 6/15/44 ..................................... 750,000 758,856
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,018,141
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AG Insured , 5% , 7/01/44 .................................... 20,000,000 19,887,394
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,218,887
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,111,135
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,463,551
Harvest Ridge Community Development District ,
Special Assessment , 2024 , 4.375% , 5/01/31 ............................. 240,000 244,037
Special Assessment , 2024 , 5.125% , 5/01/44 ............................. 260,000 264,886
Special Assessment , 2024 , 5.375% , 5/01/54 ............................. 650,000 658,317
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 184,535
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 297,405
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 240,903
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 246,896
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 249,181
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,240,071
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.1% , 5/01/44 ................................................ 500,000 500,269

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... $ 190,000 $ 193,694
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 5.7% , 5/01/45 ............................... 1,100,000 1,139,582
Assessment Southeast , Special Assessment , 2025 , 5.8% , 5/01/45 ............. 2,000,000 2,080,661
Assessments , Special Assessment , 2024 , 5.3% , 5/01/44 .................... 485,000 495,137
Lee County Industrial Development Authority ,
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 5,011,799
Lee Health System, Inc. Obligated Group , Revenue , 2019 A-1 , Refunding , 4% ,
4/01/49 ........................................................ 12,000,000 10,776,376
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,072,927
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,017,282
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,923,526
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 888,420
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 823,019
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,041,722
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 475,218
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,985,109
State of Florida , GO , 2017 C , Refunding , 4% , 6/01/33 ........................ 5,000,000 5,073,083
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 647,265
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 .......... 2,855,000 2,880,462
c
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 1,000,000 1,012,420
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 995,229
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 845,000 873,747
147,313,066
Georgia 3.9%
c
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5% , 7/01/35 ............. 625,000 651,658
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5.25% , 7/01/40 ........... 700,000 719,517
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/45 ............. 975,000 1,018,233
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,424,381
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 258,557
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 282,471
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 281,404
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 279,789
DeKalb County Housing Authority ,
HADC Avenues LLC , Revenue , 2024 , Refunding , 4.125% , 12/01/34 ............ 2,500,000 2,517,723
HADC Park at 500 LLC , Revenue , 2024 , 4% , 3/01/34 ....................... 2,250,000 2,264,382
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,329,827
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 5,050,000 5,247,315
e
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 1,260,000 597,184
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,155,033

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ $ 2,000,000 $ 2,051,552
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,024,440
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 5,100,736
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 10,279,485
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,706,499
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 12,006,420
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,334,704
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,049,645
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 725,075
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/29 .............. 500,000 520,323
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/30 .............. 480,000 499,609
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/31 .............. 700,000 728,275
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/32 .............. 750,000 779,615
PowerSouth Energy Cooperative , Revenue , 2019 B , 5% , 1/01/33 .............. 1,045,000 1,084,471
Savannah Georgia Convention Center Authority , Revenue , 2025 C , AG Insured , 5.5% ,
6/01/50 ......................................................... 1,000,000 1,073,999
79,992,322
Hawaii 0.5%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/46 ............ 1,000,000 1,097,911
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/47 ............ 1,750,000 1,916,151
Wastewater System , Revenue, Senior Lien , 2025 B , 5.25% , 7/01/48 ............ 2,000,000 2,185,589
State of Hawaii , Airports System , Revenue , 2020 A , 4% , 7/01/35 ................ 4,420,000 4,487,880
9,687,531
Idaho 0.1%
Boise State University ,
Revenue , 2025 A , Refunding , 5% , 4/01/50 ............................... 850,000 890,023
Revenue , 2025 A , Refunding , 5% , 4/01/54 ............................... 825,000 860,635
1,750,658
Illinois 7.3%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 3,940,538
Chicago O'Hare International Airport , Revenue, Senior Lien , 2020 E , Refunding , 4% ,
1/01/34 ......................................................... 5,345,000 5,460,943
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,625,890
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,244,756
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,117,145
City of Berwyn , GO , 2022 B , Refunding , AG Insured , 4% , 12/01/41 .............. 6,000,000 6,085,140
City of Chicago ,
e
GO , 1999 , NATL Insured , 3.53%, 1/01/31 ................................ 4,000,000 3,352,626
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 9,928,887
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 6,915,791
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,148,167
GO , 2021 B , Refunding , BAM Insured , 4% , 1/01/38 ........................ 5,150,000 5,156,679
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,424,937
GO , 2024 B , Refunding , 5% , 1/01/35 ................................... 5,575,000 5,934,517
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,421,817

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
b,c
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... $ 5,000,000 $ 5,160,925
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 341,673 17,084
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 352,902 17,645
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 420,274 21,014
f
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 351,298 17,565
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 500,142
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,788,603
c
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 5,000,000 5,117,167
e
Metropolitan Pier & Exposition Authority , Revenue , 2002 A , BAM, NATL RE Insured ,
3.89%, 12/15/37 ................................................... 13,045,000 8,243,485
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 394,703
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,991,994
State of Illinois ,
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,601,850
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,136,967
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,041,709
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,799,885
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,937,155
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,043,498
GO , 2024 C , 4% , 10/01/39 ........................................... 2,500,000 2,434,844
c
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 5,000,000 5,040,821
Village of Bellwood , Tax Allocation , 2024 , 5% , 12/01/50 ....................... 2,750,000 2,764,522
149,829,411
Indiana 1.3%
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 698,911
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 894,416
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,683,105
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,065,298
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,152,412
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,239,328
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,336,469
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,434,523
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 758,846
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 1,003,570
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding , AG
Insured , 4% , 6/01/37 ............................................... 14,000,000 14,380,580
25,647,458
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 682,620
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 651,572
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 350,137
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.357% , 5/15/26 ..................................... 3,250,000 3,199,125
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,845,451
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,935,754

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority, (continued)
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . $ 1,920,000 $ 2,056,668
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,164,457
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,269,297
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,323,004
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,602,756
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,723,465
22,804,306
Kentucky 2.3%
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2024 , 5.25% , 4/01/49 ............................................... 3,250,000 3,413,232
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,050,509
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,045,438
Kentucky Municipal Energy Agency , Revenue , 2025 , AG Insured , 5% , 1/01/55 ...... 14,000,000 14,475,301
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,560,535
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,568,927
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,669,502
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,041,123
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 10,000,000 10,467,804
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AG Insured , 5% , 10/01/31 5,500,000 5,581,830
46,874,201
Louisiana 2.5%
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/35 1,310,000 1,343,119
Jefferson Sales Tax District , Revenue , 2019 B , AG Insured , 4% , 12/01/36 ......... 6,000,000 6,135,587
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,600,000 7,756,734
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 4,350,116 4,337,712
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 6,295,000 6,346,394
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,650,000 5,878,125
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,108
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,054
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,162
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,026,882
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,053,193
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,309,713
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,791,445
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,795,197
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,048,565
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,049,676
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,562,640
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,110,418
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,041,030
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,855,462
50,472,216

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maine 0.0%
†
Maine Health & Higher Educational Facilities Authority , MaineHealth Obligated Group ,
Revenue , 2020 A , 4% , 7/01/36 ........................................ $ 1,000,000 $ 1,022,032
Maryland 3.1%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,041,064
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,793,220
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,841,823
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ............. 1,000,000 1,023,504
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ............. 2,940,000 3,009,694
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ............. 2,085,000 2,134,239
Wastewater Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ............. 3,240,000 3,314,656
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/29 ................. 1,320,000 1,351,025
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/30 ................. 1,785,000 1,827,314
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/31 ................. 3,765,000 3,853,914
Water Utility Fund , Revenue, Sub. Lien , 2017 A , 5% , 7/01/32 ................. 4,000,000 4,092,168
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,779,034
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 425,294
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 289,785
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,777,688
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,639,726
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,013,422
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,365,135
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,524,697
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,593,020
62,690,422
Massachusetts 0.9%
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5% , 7/01/46 ............................... 7,630,000 8,188,830
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/47 ............................. 6,780,000 7,446,324
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/38 ........................... 845,000 948,560
Bentley University , Revenue , 2025 , 5% , 7/01/40 ........................... 1,100,000 1,212,061
Bentley University , Revenue , 2025 , 5% , 7/01/43 ........................... 1,000,000 1,065,236
18,861,011
Michigan 1.4%
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 4,445,000 4,646,576
Michigan Finance Authority , Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% ,
2/28/49 ......................................................... 5,375,000 5,738,664
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,100,000 5,257,457
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,815,084
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 141,013
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 .. 3,500,000 3,175,120
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,863,495
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue,
Junior Lien , 2017 B , Refunding , 5% , 12/01/29 ............................ 1,980,000 2,043,952
28,681,361

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.5%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . $ 3,250,000 $ 3,344,466
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,545,000 1,562,415
c
Mississippi Home Corp. , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 5,000,000 5,040,821
9,947,702
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri ,
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/48 ........................................................ 2,500,000 2,511,494
Mercy Health , Revenue , 2018 A , Refunding , 5% , 6/01/31 .................... 12,500,000 13,220,440
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,813,195
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,225,083
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,602,138
22,372,350
Nebraska 0.3%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,261,968
Nevada 0.0%
†
City of Las Vegas ,
Special Improvement District No. 819 , Special Assessment , 2025 , 5% , 6/01/40 .... 325,000 328,419
Special Improvement District No. 819 , Special Assessment , 2025 , 5.25% , 6/01/45 . 325,000 325,104
653,523
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
d
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 1,487,965 1,472,302
Adventist Health System/West Obligated Group , Revenue , 2024 D , 6.129% , 7/01/38 4,080,000 4,194,894
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,600,000 2,631,091
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,750,000 1,776,578
10,074,865
New Jersey 1.7%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2022 A ,
5% , 11/01/39 ..................................................... 16,000,000 17,386,152
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,060,882
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 927,926
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,112,731
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,095,000 2,054,399
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 975,000 942,856
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2021
A , Refunding , 4% , 6/15/36 ........................................... 6,200,000 6,373,642
33,858,588
New Mexico 0.6%
Aspire Public Improvement District ,
Special Tax , 2024 , 5.05% , 10/01/44 .................................... 525,000 516,263
Special Tax , 2024 , 5.3% , 10/01/53 ..................................... 800,000 778,678
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,759,726
13,054,667

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 5.7%
Build NYC Resource Corp. ,
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/43 ...................... $ 1,230,000 $ 1,318,467
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/45 ...................... 400,000 423,693
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/55 ...................... 500,000 520,018
City of New York ,
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,055,628
GO , 2022 D-1 , 5.5% , 5/01/44 ......................................... 2,500,000 2,687,354
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,600,000 2,770,390
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,578,586
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,321,121
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,186,248
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,969,115
Revenue , 2024 A , Refunding , 5.5% , 11/15/47 ............................. 5,000,000 5,405,058
New York City Housing Development Corp. , Revenue , 2019 A-1 , Refunding , 4.15% ,
11/01/38 ........................................................ 1,825,000 1,824,924
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AG Insured , 3% , 3/01/36 .................................... 2,500,000 2,397,314
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2024 CC-1 , 5.25% , 6/15/54 .......................................... 15,090,000 15,967,539
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2022 B-1 , 4% , 8/01/45 ...................... 5,000,000 4,773,097
Future Tax Secured , Revenue , 2022 F-1 , 5% , 2/01/42 ...................... 12,000,000 12,728,789
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 7,500,000 8,076,959
b
New York Energy Finance Development Corp. , Revenue , 2025 , Mandatory Put , 5% ,
12/01/33 ........................................................ 6,990,000 7,496,325
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 2,340,000 2,198,945
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,331
State of New York Sales Tax , Revenue , 2024 A , 5% , 3/15/46 ................. 10,000,000 10,562,519
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2023 , 6% , 4/01/35 .......................... 4,275,000 4,720,029
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/42 .............................. 1,625,000 1,804,972
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/44 .............................. 1,000,000 1,092,606
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 . 2,500,000 2,680,288
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,164,655
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,784,751
117,514,721
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 461,045
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 516,827
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 367,969
1,345,841
North Dakota 0.3%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,680,474
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,700,107
City of Horace , GO , 2024 C , Refunding , 4.75% , 5/01/44 ...................... 1,100,000 1,099,669
North Dakota Housing Finance Agency , Revenue , 2024 C , 5% , 7/01/42 ........... 2,240,000 2,421,707
6,901,957

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 2.1%
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 12/01/34 ........................................ $ 5,500,000 $ 5,532,145
Revenue , 2025 C , 4% , 11/01/35 ....................................... 5,000,000 4,949,103
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,113,744
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/36 ........................................................ 400,000 434,399
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/37 ........................................................ 500,000 539,627
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/38 ........................................................ 350,000 381,464
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/39 ........................................................ 575,000 623,434
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/40 ........................................................ 440,000 474,393
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.25% ,
1/01/41 ........................................................ 525,000 548,835
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,108,646
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,876,249
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AG
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 12,184,642
State of Ohio , Premier Health Partners Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/15/36 ..................................................... 905,000 903,697
42,670,378
Oregon 0.9%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 .... 3,725,000 3,850,124
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ... 5,240,000 5,414,600
Medford Hospital Facilities Authority , Asante Health System Obligated Group , Revenue ,
2020 A , Refunding , 5% , 8/15/36 ....................................... 1,300,000 1,390,991
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 151,657
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 338,150
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 631,363
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 289,442
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 1,000,000 821,915
Salem Hospital Facility Authority , Salem Health Obligated Group , Revenue , 2019 A ,
Refunding , 5% , 5/15/34 ............................................. 3,780,000 4,009,430
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,496,436
19,394,108
Pennsylvania 2.3%
Allegheny County Airport Authority ,
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,093,221
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,083,772
Allegheny County Hospital Development Authority ,
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/33 ............ 4,000,000 4,248,002
UPMC Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/15/34 ............ 1,000,000 1,059,163
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 622,739

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, (continued)
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. $ 600,000 $ 631,757
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 746,644
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 728,098
City of Philadelphia , Water & Wastewater , Revenue , 2023 B , Refunding , AG Insured ,
5.5% , 9/01/53 .................................................... 3,000,000 3,243,856
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,882,184
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,473,158
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,278,915
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,647,706
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,916,000
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,580,135
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AG Insured , 5% , 5/01/39 ........ 6,950,000 7,332,737
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,963,217
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 305,010
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2021 A , BAM Insured , 2.799% , 9/01/33 ................................. 2,425,000 2,184,143
48,020,457
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. ,
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/55 .......... 3,000,000 3,022,780
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/60 .......... 2,000,000 2,007,593
5,030,373
South Carolina 3.0%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 904,066
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 29,984,889
South Carolina Jobs-Economic Development Authority ,
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 4,315,000 4,048,184
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , Refunding , 5.25% , 11/01/43 ... 4,500,000 4,935,777
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 5,715,000 6,229,040
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/50 ............. 4,000,000 4,281,595
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,276,351
South Carolina Public Service Authority , Revenue , 2025 A , 5% , 12/01/55 .......... 1,750,000 1,804,854
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 2,700,000 2,700,000
61,164,756
South Dakota 0.6%
County of Turner ,
GO , 2025 , 4.35% , 12/01/44 .......................................... 3,330,000 3,350,776
GO , 2025 , 4.5% , 12/01/49 ........................................... 4,520,000 4,489,967
Huron School District No. 2-2 ,
GO , 2024 , 5% , 8/01/39 ............................................. 1,940,000 2,125,629
GO , 2024 , 4% , 8/01/44 ............................................. 1,700,000 1,648,367

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota (continued)
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. $ 1,150,000 $ 954,926
12,569,665
Tennessee 1.7%
Chattanooga Health Educational & Housing Facility Board , CommonSpirit Health
Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 ................ 2,550,000 2,678,798
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,718,122
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 ......... 8,180,000 8,192,024
34,588,944
Texas 10.9%
Arlington Higher Education Finance Corp. ,
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4% , 6/15/49 .......... 250,000 225,606
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.125% , 6/15/54 ....... 475,000 440,120
Leadership Prep School , Revenue , 2024 , PSF Guaranty , 4.25% , 6/15/59 ........ 1,000,000 947,115
Bexar Management And Development Corp. , Oso Apartments Ltd. , Revenue , 2024 ,
FNMA Insured , 4.61% , 7/01/44 ........................................ 8,250,000 8,255,294
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 5.125% , 9/01/44 ......................................... 360,000 366,660
City of Dallas Housing Finance Corp. , TX Illinois 2024 Ltd. , Revenue , 2025 A , FNMA
Insured , 5% , 3/01/44 ............................................... 2,850,000 2,991,057
c
City of Kyle , 6 Creeks Public Improvement District Improvement Area No. 3B , Special
Assessment , 144A, 2025 , 4.375% , 9/01/35 ............................... 621,000 627,069
c
City of Lavon , Trails of Lavon Public Improvement District Projects , Special
Assessment , 144A, 2025 , 6% , 9/15/54 .................................. 1,304,000 1,348,309
City of Lubbock ,
GO , 2024 , 5% , 2/15/42 ............................................. 4,130,000 4,491,923
GO , 2024 , 5% , 2/15/43 ............................................. 4,350,000 4,691,095
GO , 2024 , 5% , 2/15/44 ............................................. 2,205,000 2,356,397
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/41 .................................................... 3,850,000 4,131,458
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
4.375% , 2/15/42 ................................................. 3,275,000 3,325,929
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/44 .................................................. 4,450,000 4,746,779
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 2,250,000 2,358,896
Southwestern University , Revenue , 2022 , 4% , 8/15/42 ...................... 10,535,000 10,127,338
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,715,000 9,898,411
Dallas Fort Worth International Airport ,
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/43 .......................... 14,250,000 15,271,206
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/44 .......................... 5,000,000 5,323,123
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/45 .......................... 8,000,000 8,482,378
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/46 .......................... 12,500,000 13,201,620
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 833,047
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 784,169
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 471,993
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 627,873
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 677,972
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 637,877
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 676,028
EP Cimarron Ventanas PFC , Revenue , 2024 , Refunding , 4.125% , 12/01/39 ........ 4,020,000 4,047,787
EP Royal Estates PFC , Revenue , 2024 , 4.25% , 10/01/39 ..................... 1,000,000 1,009,937

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County Municipal Utility District No. 490 ,
GO , 2025 , BAM Insured , 4.25% , 3/01/40 ................................ $ 1,400,000 $ 1,402,296
GO , 2025 , BAM Insured , 4.5% , 3/01/43 ................................. 1,610,000 1,602,066
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 725,000 689,675
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 143,916
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 140,694
GO , 2024 , AG Insured , 4% , 9/01/39 .................................... 935,000 932,135
GO , 2024 , AG Insured , 4.25% , 9/01/43 .................................. 715,000 698,684
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 184,714
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 221,944
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 243,954
Lake View Management and Development District ,
GO , 2024 , BAM Insured , 4% , 2/15/44 ................................... 1,000,000 936,445
GO , 2024 , BAM Insured , 4.125% , 2/15/49 ............................... 1,725,000 1,590,057
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,811,197 2,935,765
Lower Colorado River Authority ,
Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 ....................... 5,000,000 5,040,837
Revenue , 2024 , Refunding , 5% , 5/15/41 ................................. 3,025,000 3,243,209
North Texas Tollway Authority , Revenue, First Tier , A , Refunding , 4% , 1/01/33 ...... 5,000,000 5,039,987
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 11,900,000 10,430,254
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 601,126
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,243,452
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,797,577
Tarrant Regional Water District , City of Dallas Waterworks & Sewer System , Revenue ,
2025 , 4.25% , 9/01/55 ............................................... 13,865,000 13,501,095
Terrell Independent School District ,
GO , 2025 , PSF Guaranty , 5.25% , 8/01/43 ............................... 2,600,000 2,868,286
GO , 2025 , PSF Guaranty , 5.25% , 8/01/44 ............................... 3,000,000 3,283,752
GO , 2025 , PSF Guaranty , 5.25% , 8/01/45 ............................... 2,250,000 2,453,963
Texas Municipal Gas Acquisition & Supply Corp. III , Revenue , 2021 , Refunding , 5% ,
12/15/30 ........................................................ 10,000,000 10,714,956
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,890,951
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 10,000,000 10,954,071
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 257,568
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 279,145
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 252,000 270,271
Travis County Development Authority , Special Assessment , 2025 , 5% , 9/01/44 ..... 500,000 496,980
Westpointe Special Improvement District ,
GO , 2024 , BAM Insured , 5% , 8/15/37 ................................... 450,000 481,908
GO , 2024 , BAM Insured , 5% , 8/15/45 ................................... 1,000,000 1,028,846
GO , 2024 , BAM Insured , 5% , 8/15/49 ................................... 1,095,000 1,120,491
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 270,595
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 273,939
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 294,053
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 305,623

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Westside 211 Special Improvement District, (continued)
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... $ 355,000 $ 309,647
223,549,393
Utah 0.3%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AG Insured , 4% , 2/01/48 ...... 3,000,000 2,737,427
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/39 .............................................. 1,300,000 1,377,511
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/43 ........................................... 1,000,000 1,090,957
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.5% , 6/01/50 ............................................ 1,000,000 1,085,252
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 ..................... 400,000 395,731
6,686,878
Virginia 0.9%
Virginia Public Building Authority , Commonwealth of Virginia , Revenue , B , 4% , 8/01/29 9,605,000 9,687,921
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,565,211
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,047,367
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,147,156
17,447,655
Washington 3.2%
City of Seattle , Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/35 . 5,000,000 5,054,326
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 .............. 9,420,000 9,347,782
King County Housing Authority ,
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. 500,000 526,505
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,107,892
State of Washington , GO , 2024 A , 5% , 8/01/43 ............................. 10,000,000 10,762,255
Vancouver Housing Authority ,
2200 Norris LLLP , Revenue , 2025 , Refunding , 4.125% , 12/01/39 .............. 2,000,000 1,950,558
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/42 ................... 2,500,000 2,603,300
Esther Cougar Rehab LLLP , Revenue , 2024 B , 4.5% , 10/01/42 ............... 2,000,000 2,045,013
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/31 .. 2,250,000 2,311,917
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/32 .. 1,605,000 1,647,624
CommonSpirit Health Obligated Group , Revenue , 2017 , Refunding , 5% , 8/15/35 .. 2,400,000 2,454,344
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,254,525
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,749,098
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,397,672
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,060,508
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,056,050
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,050,023
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 416,122
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,026,581
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,975,845

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... $ 6,515,193 $ 6,330,609
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 940,000 919,878
c
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,286,962
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,192,433
65,527,822
Wisconsin 5.5%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 .. 4,600,000 3,548,896
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 23,650,000 24,553,678
e
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,725,000 2,722,564
BlueHub Loan Fund, Inc. , Revenue , 2024 B , 5.25% , 7/01/44 ................. 8,200,000 8,651,431
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 286,978
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 201,312
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 201,124
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,607,646
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,323,215
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,340,000 5,564,671
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,927,200
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,240,000 1,233,070
KSU Bixby Real Estate Foundation LLC , Revenue, Senior Lien , 2025 A , 5.25% ,
6/15/50 ........................................................ 1,000,000 1,031,070
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ 800,000 800,129
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 24,350,000 24,561,604
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,126,849
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 892,425
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 197,043
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 254,022
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 326,959
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 272,517
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 376,323
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 391,913
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 407,129
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,415,226
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/34 . 600,000 617,775
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/35 . 1,000,000 1,028,834
Sanford Obligated Group , Revenue , 2020 A , Refunding , AG Insured , 4% , 2/15/36 . 600,000 615,559
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 11,500,000 12,160,338
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,790,000 1,607,389

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... $ 1,000,000 $ 1,035,952
112,940,841
U.S. Territories 0.5%
District of Columbia 0.4%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue, Second Lien , 2024 A , 4.375% , 7/15/56 ................. 505,000 490,516
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 7,060,000 7,310,015
7,800,531
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 459,966
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 586,041
1,046,007
Total U.S. Territories .................................................................... 8,846,538
Total Municipal Bonds (Cost $ 1,929,401,967 ) ...................................
1,945,284,128
Total Long Term Investments (Cost $ 1,951,861,592 ) .............................
1,965,145,613
a
a a a a
Short Term Investments 2.8%
Municipal Bonds 2.8%
Arizona 0.0%
†
g
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 2.85% , 1/01/46 ............... 200,000 200,000
California 0.1%
g
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 2.5% , 5/15/48 ...
2,800,000 2,800,000
Colorado 0.0%
†
g
Colorado Health Facilities Authority , Intermountain Healthcare Obligated Group ,
Revenue , 2024 D , Daily VRDN and Put , 2.8% , 5/15/64 ...................... 200,000 200,000
Georgia 0.1%
g
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 2.9% , 4/01/47 ................ 1,250,000 1,250,000
Maryland 0.1%
g
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 2.88% , 7/01/55 ............................................. 1,300,000 1,300,000
Massachusetts 0.0%
†
g
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 2.7% , 7/01/31 ........... 1,200,000 1,200,000
Minnesota 0.5%
g
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2% , 11/15/64 .............................................. 9,700,000 9,700,000
Missouri 0.0%
†
g
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 2.9% , 6/01/44 ......... 900,000 900,000
New York 0.6%
g
City of New York , GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.9% , 3/01/44
3,300,000 3,300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
g
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2014 D-3 , SPA Mizuho Bank Ltd. , Daily VRDN and Put , 2.85% , 2/01/44 ......... $ 7,800,000 $ 7,800,000
11,100,000
Ohio 0.0%
†
g
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.95% , 8/15/51 .......... 500,000 500,000
Oregon 0.7%
g
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 2.85% , 8/01/34 ............ 14,000,000 14,000,000
Pennsylvania 0.7%
g
Philadelphia Authority for Industrial Development , Children's Hospital of Philadelphia
Obligated Group , Revenue , 2024 B-1 , SPA JPMorgan Chase Bank NA , Daily VRDN
and Put , 2.85% , 7/01/54 ............................................. 14,000,000 14,000,000
Total Municipal Bonds (Cost $ 57,150,000 ) ......................................
57,150,000
Total Short Term Investments (Cost $ 57,150,000 ) ................................
57,150,000
a
Total Investments (Cost $ 2,009,011,592 ) 98.9% ..................................
$2,022,295,613
Other Assets, less Liabilities 1.1% .............................................
23,425,664
Net Assets 100.0% ...........................................................
$2,045,721,277
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $215,878,215, representing 10.6% of net assets.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Federal Limited-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Management Investment Companies 2.1%
Capital Markets 2.1%
a
Franklin Municipal Green Bond ETF ..................................... 760,000 $ 18,186,420
Total Management Investment Companies (Cost $ 18,983,200 ) ....................
18,186,420
Principal
Amount
a a a a
Municipal Bonds 89.7%
Alabama 6.5%
b
Black Belt Energy Gas District ,
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... $ 5,000,000 5,000,000
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 5,029,778
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,206,113
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,832,748
Revenue , 2023 D-3 , Refunding , Mandatory Put , 4.503% , 2/01/29 .............. 5,000,000 5,099,913
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,194,462
Revenue , 2024 C , Mandatory Put , 5% , 7/01/31 ........................... 10,000,000 10,766,155
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............ 2,500,000 2,832,477
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,685,385
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,873,461
b
Southeast Energy Authority A Cooperative District , Revenue , 2025 B , Mandatory Put ,
5.25% , 1/01/33 ................................................... 1,575,000 1,671,183
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ................. 1,030,000 1,048,805
57,240,480
Arizona 1.4%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 11,630,000 12,238,215
Arkansas 0.4%
Arkansas Development Finance Authority ,
b
Revenue , 2025 , Mandatory Put , 3.875% , 10/15/32 ......................... 2,000,000 2,008,734
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/27 ............ 735,000 747,315
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/28 ............ 800,000 824,029
3,580,078
California 3.6%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 851,121
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 326,831
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 405,105
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 380,627
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 478,696
b
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,521,775
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 2,795,000 2,554,306
c
California Housing Finance Agency , Found Middle LP , Revenue , 144A, 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,016,314
b
California Municipal Finance Authority ,
Republic Services, Inc. , Revenue , 2021 A , Refunding , Mandatory Put , 3.45% ,
4/01/26 ........................................................ 1,500,000 1,499,741
Waste Management, Inc. , Revenue , 2024 B , Mandatory Put , 3.375% , 9/01/28 .... 1,000,000 990,569
City of Los Angeles , Revenue , 2025 , 5% , 6/25/26 ........................... 7,500,000 7,611,657
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 875,000 801,965
d
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 4.206% , ( 3-month TSOF
+ 1.45% ), 11/15/27 ................................................. 6,125,000 6,198,665

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power , Power System , Revenue , 2025 A ,
Refunding , 5% , 7/01/28 ............................................. $ 4,000,000 $ 4,183,453
31,820,825
Colorado 2.3%
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/29 ......... 900,000 962,651
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/26 ........................................................ 250,000 251,575
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/27 ........................................................ 255,000 260,292
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/28 ........................................................ 340,000 352,183
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/29 ........................................................ 560,000 587,312
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/30 ........................................................ 395,000 419,013
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2025 A , Refunding , 5% ,
5/15/33 ........................................................ 670,000 723,921
Denver City & County School District No. 1 ,
GO , 2025 A , 5% , 12/01/34 ........................................... 5,000,000 5,917,479
GO , 2025 A , 5.5% , 12/01/44 .......................................... 3,000,000 3,371,889
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 .. 4,035,000 4,216,656
c
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 2,750,000 3,014,034
20,077,005
Delaware 0.6%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 4% , 10/01/35 ................................ 5,000,000 5,073,334
Florida 4.7%
Alachua County Health Facilities Authority , Oak Hammock at the University of Florida
Obligated Group , Revenue , 2025 B-3 , 3.625% , 10/01/30 .................... 1,140,000 1,141,787
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... 515,000 503,235
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 230,184
County of Miami-Dade , Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/27 ....... 4,650,000 4,814,391
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 310,915
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 4.375% , 6/15/31 ................................... 325,000 329,873
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 109,536
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 353,313
Halifax Hospital Medical Center , Obligated Group , Revenue , 2016 , Refunding , 5% ,
6/01/27 ......................................................... 2,890,000 2,917,620
Hillsborough County Aviation Authority , Revenue , 2024 B , 5% , 10/01/32 .......... 10,085,000 11,263,083
Ibis Landing Community Development District , Special Assessment , 2025 , 4.7% ,
6/15/35 ......................................................... 465,000 483,926
Jacksonville Transportation Authority , Revenue, Senior Lien , 2020 , 5% , 8/01/26 ..... 1,940,000 1,969,546
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 4.375% , 5/01/31 .............................................. 405,000 409,342
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31 235,000 226,275
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 247,362

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. $ 710,000 $ 713,541
Lakewood Ranch Stewardship District ,
Assessment Calusa , Special Assessment , 2025 , 4.6% , 5/01/35 ............... 440,000 451,543
Assessment Southeast , Special Assessment , 2025 , 5% , 5/01/30 .............. 1,435,000 1,497,652
Assessments , Special Assessment , 2024 , 4.625% , 5/01/31 .................. 130,000 132,625
b,c
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,999,353
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-3 , 4.125% , 11/15/29 .......................................... 3,000,000 3,013,897
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 105,000 101,933
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 200,000 202,270
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 226,284
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28 300,000 301,533
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 344,702
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 189,479
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/26 ..................................... 220,000 219,100
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 491,364
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 169,491
b,c
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 999,220
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 166,326
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 164,371
c
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
3.75% , 5/01/29 ................................................... 735,000 738,495
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30 240,000 237,623
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/28 ........ 625,000 663,463
Embry-Riddle Aeronautical University, Inc. , Revenue , 2025 , 5% , 10/15/29 ........ 800,000 865,711
41,200,364
Georgia 4.6%
c
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 B , 8.125% , 7/01/30 ............................................ 1,715,000 1,687,041
City of Atlanta ,
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/26 .................... 300,000 304,346
Department of Aviation , Revenue , 2024 A-1 , 5% , 7/01/28 .................... 215,000 228,309
Cobb-Marietta Coliseum & Exhibit Hall Authority ,
County of Cobb , Revenue , 2025 , 5% , 10/01/27 ........................... 300,000 313,066
County of Cobb , Revenue , 2025 , 5% , 10/01/28 ........................... 400,000 426,767
b
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... 3,000,000 3,011,056
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,774,517
b
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,961,959

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
b
Development Authority of Monroe County (The), (continued)
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. $ 3,500,000 $ 3,507,987
Development Authority of Rockdale County , Revenue , 2025 A-1 , Refunding , 5.375% ,
12/01/36 ........................................................ 460,000 477,973
b
Main Street Natural Gas, Inc. ,
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,287,676
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,625,768
c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 15,008,025
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,251,783
40,866,273
Hawaii 0.8%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,919,396
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,442,781
7,362,177
Illinois 4.2%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 500,827
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 563,052
City of Chicago ,
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,166,195
GO , 2024 B , Refunding , 5% , 1/01/29 ................................... 1,000,000 1,031,373
GO , 2024 B , Refunding , 5% , 1/01/31 ................................... 3,220,000 3,382,371
City of Moline , GO , 2021 C , AG Insured , 1.439% , 12/01/25 .................... 925,000 925,000
County of Cook ,
Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...................... 845,000 918,172
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/27 ....................... 500,000 521,966
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/28 ....................... 1,000,000 1,065,359
Sales Tax , Revenue , 2024 , Refunding , 5% , 11/15/29 ....................... 1,000,000 1,086,594
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 341,986
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 408,974
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 413,922
e
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 901,503 45,075
b
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
3.957% , 9/01/28 ................................................. 1,450,000 1,450,910
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 590,252
Sangamon County School District No. 186 Springfield , GO , 2020 C , AG Insured , 5% ,
6/01/36 ......................................................... 1,485,000 1,593,361
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 766,793
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,072,123
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,218,762
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 395,982
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 658,255
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 403,840
GO , 2025 A , 4.1% , 9/01/26 ........................................... 8,200,000 8,211,147
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,525,646
37,257,937
Indiana 1.3%
b
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 1,100,000 1,111,816

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority ,
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/30 .... $ 785,000 $ 821,867
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/31 .... 875,000 923,871
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/32 .... 920,000 976,066
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/33 .... 965,000 1,028,374
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/34 .... 1,015,000 1,083,178
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5% , 5/01/35 .... 535,000 571,025
b
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 5,021,543
11,537,740
Iowa 1.9%
Crawford County Memorial Hospital, Inc. , Revenue , 2024 , 5% , 6/15/27 ........... 2,000,000 2,015,489
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AG Insured , 3% , 6/01/29 ................................ 9,300,000 9,288,897
Iowa Finance Authority ,
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.357% , 5/15/26 ..................................... 1,500,000 1,476,519
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 640,000 665,373
Iowa Higher Education Loan Authority ,
University of Dubuque , Revenue , 2025 , 5% , 10/01/30 ....................... 1,370,000 1,452,156
University of Dubuque , Revenue , 2025 , 5% , 10/01/35 ....................... 2,050,000 2,217,082
17,115,516
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,633,615
Kentucky 4.8%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,297,222
b
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,519,396
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,214,741
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,277,378
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,338,861
Kentucky Municipal Energy Agency ,
Revenue , 2025 , 5% , 1/01/34 ......................................... 2,875,000 3,255,040
Revenue , 2025 , 5% , 1/01/35 ......................................... 3,020,000 3,440,479
Kentucky Public Energy Authority ,
b
Revenue , 2022 A-2 , Mandatory Put , 3.887% , 8/01/30 ....................... 14,125,000 14,211,751
Revenue , 2025 B , 5% , 12/01/33 ....................................... 5,000,000 5,233,902
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , A , 5% , 4/01/33 ............................................ 5,715,000 6,519,616
42,308,386
Louisiana 1.9%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 454,895
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 619,622
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 576,838
Louisiana Local Government Environmental Facilities & Community Development
Authority , Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue ,
2023 , A-1 , 5.081% , 6/01/31 .......................................... 1,372,782 1,399,228
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,513,717

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority , Ochsner Clinic Foundation Obligated Group ,
Revenue , 2025 B , Refunding , 5% , 5/15/30 ............................... $ 4,000,000 $ 4,329,589
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 C , Refunding ,
Mandatory Put , 3.3% , 7/03/28 ........................................ 5,000,000 5,012,232
b
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 3.307% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,875,000 2,869,685
16,775,806
Maine 0.1%
Maine Governmental Facilities Authority ,
State of Maine , Revenue , 2025 A , 5% , 10/01/26 ........................... 700,000 713,699
State of Maine , Revenue , 2025 A , 5% , 10/01/27 ........................... 600,000 625,143
1,338,842
Maryland 2.0%
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,069,631
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,207,074
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ...................... 30,000 30,499
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,037,545
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,234,123
17,578,872
Massachusetts 1.1%
City of Quincy , GO , 2025 , 5% , 7/24/26 .................................... 4,000,000 4,059,649
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 5,275,000 5,278,453
9,338,102
Michigan 2.0%
City of Detroit ,
GO , 2018 , 5% , 4/01/33 ............................................. 950,000 983,104
GO , 2018 , 5% , 4/01/37 ............................................. 2,280,000 2,340,301
GO , 2018 , 5% , 4/01/38 ............................................. 1,110,000 1,136,615
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,036,265
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,915,000 5,753,515
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2017 E , Refunding , 4% , 12/01/26 ...................................... 5,000,000 5,041,946
17,291,746
Minnesota 1.8%
b
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 5,500,000 5,519,946
Minnesota Health & Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/26 ................................................ 1,000,000 1,017,324
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2019 , 5% , 10/01/27 ................................................ 1,000,000 1,038,804
b
Minnesota Municipal Gas Agency , Revenue , 2022 B , Mandatory Put , 3.687% , ( SOFR +
1% ), 12/01/27 .................................................... 8,000,000 8,016,936
15,593,010

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 0.3%
b
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ $ 2,500,000 $ 2,438,399
Missouri 0.7%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 ..... 5,000,000 5,018,942
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 406,016
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 669,176
6,094,134
Montana 0.1%
b
Montana Board of Housing , Aspen Village Housing Partners LP , Revenue , 2025 ,
Mandatory Put , 2.9% , 12/01/26 ....................................... 1,000,000 997,643
Nevada 0.4%
b
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,656,243
New Hampshire 0.3%
d
New Hampshire Business Finance Authority , Revenue , FRN , 2024-3 , A , 4.163% ,
10/20/41 ........................................................ 991,977 981,535
New Hampshire Municipal Bond Bank , Revenue , 2025 B , 5% , 8/15/27 ........... 1,500,000 1,561,043
2,542,578
New Jersey 7.2%
City of Newark , GO , 2025 B , 4.5% , 5/07/26 ................................ 4,000,000 4,023,182
County of Morris , GO , 2021 , 2% , 2/01/26 ................................. 4,215,000 4,208,898
Garden State Preservation Trust , Revenue , 2005 A , AG Insured , 5.75% , 11/01/28 ... 15,855,000 16,724,855
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2025 A , 5% , 5/01/26 . 1,000,000 1,009,714
Jersey City Redevelopment Agency , Revenue , 2024 A , Refunding , 4.5% , 12/11/25 .. 3,500,000 3,501,200
New Jersey Economic Development Authority ,
b
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 7,102,695
c
State of New Jersey , Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......... 6,000,000 6,272,848
f
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2006 C , AMBAC Insured , 2.93%, 12/15/26 ....... 10,000,000 9,704,291
State of New Jersey , Revenue , 2006 C , BHAC Insured , 2.9%, 12/15/27 ......... 11,110,000 10,479,336
63,027,019
New Mexico 3.2%
b
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 4,151,428
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 11,134,489
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 4,000,000 4,045,570
b
County of Santa Fe , Cresta Ranch Apartments LLP , Revenue , 2024 , Mandatory Put ,
3.29% , 6/01/28 ................................................... 3,700,000 3,711,171
b
New Mexico Mortgage Finance Authority ,
g
JLG NM SAF 2023 LLLP , Revenue , 2023 , Mandatory Put , 3.28% , 3/01/26 ....... 1,000,000 1,000,014
JLG NM SAF 2023 LLLP , Revenue , 2023 , Mandatory Put , 3.73% , 12/01/25 ...... 4,100,000 4,100,000
28,142,672
New York 4.8%
County of Suffolk , GO , 2018 B , AG Insured , 4% , 10/15/28 ..................... 4,205,000 4,252,851
Metropolitan Transportation Authority , Revenue , 2025 B , Refunding , 5% , 11/15/26 ... 3,000,000 3,064,834
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 F-1 , Refunding , 5% , 11/01/33 ............. 2,000,000 2,311,341

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Future Tax Secured , Revenue, Sub. Lien , 2025 D , 5% , 5/01/26 ............... $ 3,000,000 $ 3,031,823
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27 780,000 732,982
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 .................... 3,000,000 3,027,895
b
New York State Housing Finance Agency ,
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 1,885,000 1,864,236
Revenue , 2025 A-2 , Mandatory Put , 3.4% , 5/01/29 ......................... 4,000,000 4,016,591
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,315,282
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 500,000
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,200,000
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/37 ............................ 2,000,000 2,234,870
JFK NTO LLC , Revenue , 2025 , AG Insured , 5.5% , 6/30/38 ................... 1,600,000 1,806,970
JFK NTO LLC , Revenue , 2025 , 5.5% , 6/30/39 ............................ 2,100,000 2,314,504
Triborough Bridge & Tunnel Authority , Metropolitan Transportation Authority Payroll
Mobility Tax , Revenue , 2025 B-1 , 5% , 3/15/27 ............................ 3,500,000 3,611,330
42,285,509
North Carolina 1.0%
b
Cumberland County Industrial Facilities & Pollution Control Financing Authority ,
American Titanium Metal LLC , Revenue , 2024 , Mandatory Put , 3.125% , 12/01/26 . 2,000,000 1,999,905
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 850,000 859,877
h
North Carolina Medical Care Commission , United Methodist Retirement Homes, Inc.
Obligated Group (The) , Revenue , 2025 B-3 , 3.4% , 10/01/29 .................. 1,135,000 1,135,578
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,060,709
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,566,427
8,622,496
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,388,293
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,746,616
City of Horace ,
GO , 2024 B , Refunding , 4.85% , 8/01/26 ................................. 1,750,000 1,750,573
GO , 2024 C , Refunding , 5% , 5/01/26 ................................... 385,000 387,767
GO , 2024 C , Refunding , 5% , 5/01/27 ................................... 400,000 409,534
GO , 2024 C , Refunding , 5% , 5/01/28 ................................... 475,000 492,666
7,175,449
Ohio 2.9%
American Municipal Power, Inc. , City of Wapakoneta , Revenue , 2025 , 4% , 6/17/26 .. 1,555,000 1,563,482
Cleveland Department of Public Utilities , Division of Public Power , Revenue , 2020 A ,
Refunding , AG Insured , 5% , 11/15/27 ................................... 1,580,000 1,645,421
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,500,000 1,511,374
Cobblestone Manor LLC , Revenue , 2024 , 5% , 8/01/27 ...................... 2,000,000 2,019,168
Ohio Air Quality Development Authority ,
American Electric Power Co., Inc. , Revenue , 2014 D , Refunding , 3.2% , 5/01/26 ... 3,500,000 3,495,144
b
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 7,500,000 7,621,129
Ohio Housing Finance Agency ,
c
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,703,585
b
At Main LLC , Revenue , 2025 , Mandatory Put , 3.7% , 5/01/28 ................. 1,200,000 1,210,898
c
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,011,496

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Youngstown State University ,
Revenue , 2021 , Refunding , AG Insured , 4% , 12/15/25 ...................... $ 580,000 $ 580,303
Revenue , 2021 , Refunding , AG Insured , 4% , 12/15/26 ...................... 850,000 862,460
25,224,460
Oregon 0.6%
b
State of Oregon Housing & Community Services Department , Hollywood Hub LP ,
Revenue , 2024 R , Mandatory Put , 4% , 1/01/29 ........................... 5,000,000 5,076,804
Pennsylvania 3.7%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 B-2 , Refunding , 3.6% , 6/01/29 ............................ 1,500,000 1,488,252
Allegheny County Airport Authority , Revenue , 2023 A , AG Insured , 5.25% , 1/01/36 ... 1,000,000 1,110,479
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 502,287
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 603,322
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,278,012
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,000,000 4,975,758
b
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,132,005
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,276,901
b
UPMC Obligated Group , Revenue , 2025 A , Refunding , Mandatory Put , 5% , 3/15/32 8,200,000 9,070,166
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,899,339
Pennsylvania Housing Finance Agency ,
Revenue , 2025-149 A , 5% , 4/01/27 .................................... 300,000 308,117
Revenue , 2025-149 A , Refunding , 5% , 10/01/27 ........................... 300,000 310,932
Philadelphia Gas Works Co. , Revenue , 16th A , AG Insured , 5% , 8/01/26 .......... 600,000 609,498
32,565,068
Rhode Island 0.1%
City of Providence , GO , 2021 A , Refunding , 5% , 1/15/26 ...................... 500,000 501,161
South Carolina 1.4%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 210,000 205,975
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,854,421
South Carolina Public Service Authority ,
Revenue , 2024 A , 5% , 12/01/26 ....................................... 675,000 689,939
Revenue , 2024 A , 5% , 12/01/27 ....................................... 525,000 548,905
Revenue , 2024 A , 5% , 12/01/28 ....................................... 500,000 533,762
Revenue , 2024 A , 5% , 12/01/29 ....................................... 550,000 597,278
Revenue , 2024 A , 5% , 12/01/30 ....................................... 675,000 745,473
Revenue , 2024 A , 5.5% , 12/01/54 ..................................... 3,000,000 3,222,510
Revenue , 2025 B , Refunding , 5% , 12/01/28 .............................. 750,000 800,644
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 1,200,000 1,200,000
12,398,907
South Dakota 0.7%
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2025 B-2 , 3.25% , 9/01/30 ..................... 6,500,000 6,464,406

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee 3.8%
b
Lewisburg Industrial Development Board , Waste Management, Inc. of Tennessee ,
Revenue , 2012 , Refunding , Mandatory Put , 3.4% , 2/02/26 ................... $ 2,250,000 $ 2,250,572
State of Tennessee , GO , 2023 A , 5% , 5/01/31 .............................. 6,670,000 7,536,978
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,676,965
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 14,560,000 15,066,205
33,530,720
Texas 6.0%
b
Austin Housing Finance Corp. , Austin Leased Housing Associates V LP , Revenue ,
2024 , Mandatory Put , 3.4% , 11/01/27 ................................... 8,500,000 8,531,301
f
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
2.9%, 8/15/27 .................................................... 3,280,000 3,123,643
h
City of Austin , Airport System , Revenue , 2025 , Refunding , 5% , 11/15/26 .......... 900,000 916,481
c
City of Celina , Mosaic Public Improvement District Phase No. 1B , Special Assessment ,
144A, 2024 , 4.375% , 9/01/31 ......................................... 132,000 134,394
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,022,852
c
City of Lavon , Special Assessment , 144A, 2025 , 4.25% , 9/15/32 ................ 600,000 607,464
c
City of Lowry Crossing , Simpson Road Public Improvement District , Special
Assessment , 144A, 2025 , 4.75% , 9/15/35 ............................... 295,000 305,810
c
City of Manor , Special Assessment , 144A, 2025 , 4% , 9/15/30 .................. 180,000 179,232
City of Pflugerville , GO , 2025 , 5% , 8/01/26 ................................ 1,685,000 1,710,213
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27 10,415,000 10,453,750
County of Hidalgo ,
GO , 2025 , Refunding , 5% , 8/15/26 ..................................... 1,150,000 1,167,973
GO , 2025 , Refunding , 5% , 8/15/27 ..................................... 400,000 414,850
Forney Independent School District ,
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/26 ......................... 600,000 610,012
GO , 2025 , Refunding , PSF Guaranty , 5% , 8/15/27 ......................... 1,600,000 1,662,116
Hays Consolidated Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/26 1,125,000 1,130,504
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 146,936
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 147,842
GO , 2024 , AG Insured , 5% , 9/01/29 .................................... 385,000 400,539
GO , 2024 , AG Insured , 5% , 9/01/33 .................................... 470,000 510,400
San Antonio Independent School District , GO , 2025 , Refunding , PSF Guaranty , 5% ,
8/15/26 ......................................................... 2,875,000 2,924,195
Sherman Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/26 ...... 2,360,000 2,371,349
b
Tarrant County Cultural Education Facilities Finance Corp. , Texas Health Resources
Obligated Group , Revenue , 2025 B , Refunding , Mandatory Put , 5% , 11/15/29 .... 7,250,000 7,789,255
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,356,654
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 117,000 115,690
Town of Trophy Club , Public Improvement District No. 1 , Special Assessment , 2025 ,
Refunding , 5% , 9/01/28 ............................................. 590,000 604,421
Westside 211 Special Improvement District , GO, Sub. Lien , 2021 , 2% , 8/15/27 ..... 280,000 268,690
52,606,566
Utah 0.5%
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/26 .............................................. 575,000 581,370
City of Salt Lake City Revitalization Sales Tax , Revenue, First Lien , 2025 A , AG
Insured , 5% , 6/01/28 .............................................. 1,130,000 1,191,284

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Downtown Revitalization Public Infrastructure District, (continued)
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/26 .............................................. $ 1,330,000 $ 1,344,071
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/27 .............................................. 350,000 360,925
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/28 .............................................. 470,000 494,326
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5% , 6/01/29 .............................................. 545,000 584,131
4,556,107
Virgin Islands 0.2%
Virgin Islands Transportation & Infrastructure Corp. ,
Revenue , 2025 , Refunding , 5% , 9/01/26 ................................. 800,000 809,892
Revenue , 2025 , Refunding , 5% , 9/01/27 ................................. 640,000 657,405
1,467,297
Virginia 0.3%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 182,745
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,779,760
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 230,000
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 233,714
2,426,219
Washington 1.4%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 .. 1,700,000 1,781,476
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,174,152
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,563,526
Vancouver Housing Authority ,
Cascara Vancouver LLLP , Revenue , 2024 A , 5% , 12/01/26 ................... 1,655,000 1,656,317
Esther Cougar Rehab LLLP , Revenue , 2024 A , 5% , 10/01/27 ................. 1,460,000 1,482,264
Esther Cougar Rehab LLLP , Revenue , 2024 B , 5% , 10/01/27 ................. 1,055,000 1,070,564
c
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 307,678
c
Washington State Housing Finance Commission ,
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/31 ........................................................ 500,000 540,889
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/32 ........................................................ 750,000 817,317
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/33 ........................................................ 1,000,000 1,097,192
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 410,000 423,880
11,915,255
West Virginia 0.1%
b
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 999,075
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,145,000 2,226,962
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 149,748
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,275,000 2,370,717

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... $ 300,000 $ 301,243
Wisconsin Health & Educational Facilities Authority ,
Hospital Sisters Services Obligated Group , Revenue , 2025 A , Refunding , 5% ,
8/15/28 ........................................................ 1,000,000 1,055,351
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 345,037
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 360,733
Sanford Obligated Group , Revenue , 2024 A , 5% , 2/15/29 .................... 5,000,000 5,296,544
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 675,000 672,344
12,778,679
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 557,169
U.S. Territories 1.4%
District of Columbia 1.3%
b
District of Columbia , Georgetown University (The) , Revenue , 2025 A , Refunding ,
Mandatory Put , 5% , 4/03/35 .......................................... 3,250,000 3,678,522
b
District of Columbia Housing Finance Agency , Florida Avenue Apartments LLC ,
Revenue , 2024 A-2 , Mandatory Put , 4.1% , 9/01/30 ......................... 6,335,000 6,579,314
Metropolitan Washington Airports Authority , Aviation , Revenue , 2025 A , Refunding , 5% ,
10/01/26 ........................................................ 1,145,000 1,166,739
11,424,575
Guam 0.1%
Guam Government Waterworks Authority , Water And Wastewater System , Revenue ,
2025 A , 5% , 7/01/32 ................................................ 640,000 708,321
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 ,
Refunding , 5% , 7/01/27 ............................................. 450,000 459,965
Total U.S. Territories .................................................................... 12,592,861
Total Municipal Bonds (Cost $ 780,750,765 ) .....................................
787,871,219
Total Long Term Investments (Cost $ 799,733,965 ) ...............................
806,057,639
a
a a a a
Short Term Investments 7.7%
Municipal Bonds 7.7%
Arizona 0.6%
i
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 2.85% , 1/01/46 ............... 5,200,000 5,200,000
Georgia 0.1%
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 2.9% , 4/01/47 ................ 1,100,000 1,100,000
Massachusetts 0.0%
†
i
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 2.7% , 7/01/31 ........... 200,000 200,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 193 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Minnesota 3.2%
i
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 2.9% , 11/15/48 ...... $ 4,200,000 $ 4,200,000
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2% , 11/15/64 .............................................. 23,550,000 23,550,000
27,750,000
Missouri 1.6%
i
Health & Educational Facilities Authority of the State of Missouri ,
SSM Health Care Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 2.9% ,
6/01/44 ........................................................ 12,600,000 12,600,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 2.8% , 3/01/40 ............................................... 1,300,000 1,300,000
13,900,000
New York 1.3%
i
City of New York ,
GO , 2014 I-3 , SPA US Bank NA , Daily VRDN and Put , 2.9% , 3/01/44 ........... 11,000,000 11,000,000
GO , 2020 B-3 , Daily VRDN and Put , 2.9% , 10/01/46 ....................... 400,000 400,000
11,400,000
North Carolina 0.0%
†
i
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2018 H , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% ,
1/15/48 ......................................................... 100,000 100,000
Oregon 0.1%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 2.8% , 8/01/34 ............. 800,000 800,000
Pennsylvania 0.8%
i
Philadelphia Authority for Industrial Development ,
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-1 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 7/01/54 ............ 6,000,000 6,000,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-2 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 7/01/54 ............ 1,000,000 1,000,000
7,000,000
Total Municipal Bonds (Cost $ 67,450,000 ) ......................................
67,450,000
Total Short Term Investments (Cost $ 67,450,000 ) ................................
67,450,000
a
Total Investments (Cost $ 867,183,965 ) 99.5% ...................................
$873,507,639
Other Assets, less Liabilities 0.5% .............................................
4,254,428
Net Assets 100.0% ...........................................................
$877,762,067
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $62,097,058, representing 7.1% of net assets.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

d
The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The rate shown represents the yield at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
Security purchased on a when-issued basis.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Georgia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 950,369
Total Corporate Bonds (Cost $ 900,000 ) ........................................
950,369
Municipal Bonds 96.9%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,092,526
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,308,031
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 506,988
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 2,950,000 2,493,210
5,308,229
Georgia 90.2%
Athens Housing Authority ,
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4% , 6/15/49 ..... 2,000,000 1,910,463
UGAREF Lumpkin Street Housing Phase I LLC , Revenue , 2024 , 4.125% , 6/15/56 . 3,500,000 3,339,546
Atlanta & Fulton County Recreation Authority , City of Atlanta , Revenue , 2024 ,
Refunding , 5% , 12/01/35 ............................................ 300,000 354,722
Atlanta Development Authority (The) ,
b
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 1,000,000 1,032,660
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 2,555,000 2,558,078
Augusta , Water & Sewer , Revenue , 2024 , Refunding , BAM Insured , 4% , 10/01/50 ... 1,500,000 1,397,127
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AG Insured ,
4% , 3/01/43 ...................................................... 3,000,000 2,957,732
Bleckley County School District , GO , 2020 , 5% , 10/01/42 ..................... 2,055,000 2,160,666
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,738,671
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 1,450,000 1,360,522
Tanner Medical Center Obligated Group , Revenue , 2025 , Refunding , 5% , 7/01/50 . 5,000,000 5,244,630
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2025 B , Refunding , 5.5% , 7/01/50 ... 3,000,000 3,282,870
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2023 E , 5.25% , 7/01/43 ... 3,000,000 3,199,755
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,614,157
Department of Aviation , Revenue , 2024 B , 5.25% , 7/01/54 ................... 7,000,000 7,284,555
Department of Aviation , Revenue , 2025 B-1 , 5.5% , 7/01/55 .................. 1,000,000 1,064,706
Water & Wastewater , Revenue , 2001 A , AG, NATL RE Insured , 5.5% , 11/01/27 .... 2,140,000 2,225,202
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,463,709
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ...................... 5,000,000 5,067,812
City of Griffin , Public Utility , Revenue , 2025 , BAM Insured , 5% , 1/01/51 ........... 2,000,000 2,101,928
d
City of Springfield , Water and Sewer Fund , Revenue , 2025 , AG Insured , 5% , 9/01/50 1,000,000 1,045,363
City of Valdosta , Water & Sewer , Revenue , 2024 , AG Insured , 4% , 10/01/51 ....... 3,000,000 2,789,787
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,461,643
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,378,812
Cobb-Marietta Coliseum & Exhibit Hall Authority , County of Cobb , Revenue , 2025 ,
5.5% , 10/01/50 ................................................... 1,000,000 1,097,909
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... 3,000,000 3,126,594

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
County of Columbia , Water & Sewerage , Revenue , 2024 , 5% , 6/01/49 ............ $ 610,000 $ 642,547
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AG Insured , 5% ,
10/01/35 ........................................................ 4,000,000 4,058,596
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 ............. 5,000,000 3,944,698
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 668,586
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 771,863
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,093,124
Dalton Whitfield County Joint Development Authority ,
Hamilton Health Care System Obligated Group , Revenue , 2017 , 4% , 8/15/41 ..... 3,000,000 2,963,097
Hamilton Health Care System Obligated Group , Revenue , 2024 B , Refunding , 5% ,
8/15/37 ........................................................ 3,075,000 3,494,618
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 350,180
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 550,000 538,651
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2018 , 4% , 3/01/43 ................... 2,000,000 1,984,027
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,837,471
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,087,624
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,858,328
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,491,328
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,694,451
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,668,523
Development Authority of Cobb County (The) ,
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 5,254,240
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,837,147
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,085,000 2,166,466
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 8,155,000 3,865,109
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 977,461
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,019,077
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,006,940
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,073,513
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,422,773
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,654,954
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,166,840
Revenue , 2018 A , 3.95% , 12/01/43 .................................... 1,210,000 1,175,753
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,405,000 3,943,229
Georgia Ports Authority ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 1,145,000 1,081,920
Revenue , 2022 , 5.25% , 7/01/52 ....................................... 2,000,000 2,118,529
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 4,944,496
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 ............. 5,000,000 5,046,349
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,181,140
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,156,358

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
Revenue , 2019 A , 5% , 5/15/38 ........................................ $ 1,000,000 $ 1,086,927
b,e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 6,000,000 6,003,210
e
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,292,120
e
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,125,892
e
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,146,099
e
Revenue , 2024 E , Mandatory Put , 5% , 12/01/32 ........................... 2,000,000 2,159,257
e
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 2,505,000 2,728,073
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,951,859
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , AG Insured , 4% , 1/01/44 .............................. 5,000,000 4,784,305
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,561,223
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. 500,000 524,962
Revenue , 2024 A , Refunding , BAM Insured , 5.25% , 1/01/54 .................. 500,000 525,532
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/46 ..... 330,000 301,823
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 4% , 1/01/51 ..... 425,000 375,751
PowerSouth Energy Cooperative , Revenue , 2021 A , Refunding , 5% , 1/01/56 ..... 750,000 750,812
PowerSouth Energy Cooperative , Revenue , 2023 A , 5.5% , 7/01/64 ............ 2,000,000 2,053,039
Municipal Gas Authority of Georgia , Revenue , 2025 , BAM Insured , 5% , 9/01/55 ..... 2,000,000 2,044,908
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 5,001,707
Emory University , Revenue , 2025 A , Refunding , 5.25% , 9/01/45 ............... 2,000,000 2,197,746
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 4,867,258
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 5,500,000 5,731,447
Savannah Georgia Convention Center Authority , Revenue , 2025 A , 5.125% , 6/01/50 . 1,750,000 1,755,524
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,502,748
Upper Oconee Basin Water Authority ,
Revenue , 2024 , 5% , 7/01/49 ......................................... 3,000,000 3,170,105
Revenue , 2024 , 5% , 7/01/55 ......................................... 2,835,000 2,978,324
247,120,276
Illinois 1.1%
State of Illinois , GO , 2024 C , 4% , 10/01/38 ................................ 3,000,000 2,950,417
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/35 .......................................... 1,200,000 1,263,883
New York 0.0%
†
Metropolitan Transportation Authority , Revenue , 2020 A-1 , 4% , 11/15/53 .......... 100,000 88,820
South Carolina 0.2%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 443,713
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,135,473
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 775,236
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 725,808

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 2,300,000 $ 1,470,662
2,196,470
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 560,000 567,465
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 2,000,000 1,949,932
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 480,000 453,153
2,970,550
Total U.S. Territories .................................................................... 2,970,550
Total Municipal Bonds (Cost $ 275,167,435 ) .....................................
265,345,593
Total Long Term Investments (Cost $ 276,067,435 ) ...............................
266,295,962
a
a a a a
Short Term Investments 1.8%
Municipal Bonds 1.8%
Georgia 1.8%
f
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 2.9% , 4/01/47 ................ 5,000,000 5,000,000
Total Municipal Bonds (Cost $ 5,000,000 ) .......................................
5,000,000
Total Short Term Investments (Cost $ 5,000,000 ) .................................
5,000,000
a
Total Investments (Cost $ 281,067,435 ) 99.0% ...................................
$271,295,962
Other Assets, less Liabilities 1.0% .............................................
2,608,039
Net Assets 100.0% ...........................................................
$273,904,001
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $14,586,960, representing 5.3% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
The maturity date shown represents the mandatory put date.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin High Yield Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 141,600 $ —
b
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 3.3%
Capital Markets 3.3%
iShares National Muni Bond ETF ........................................ 450,000 48,343,500
Vanguard Tax-Exempt Bond Index ETF ................................... 2,150,000 108,618,000
156,961,500
Total Management Investment Companies (Cost $ 155,926,230 ) ...................
156,961,500
Principal
Amount
a a a a
Corporate Bonds 2.6%
Commercial Services & Supplies 0.5%
a ,c
CalPlant I LLC ,
Senior Secured Note , 144A, 15% , 2/28/27 ............................... $ 5,795,000 5,795,000
d
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,920,000 249,600
d
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 7,205,000 936,650
d
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,975,000 516,750
d
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 345,000 44,850
d
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
d
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
d
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
d
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
d
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
d
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
d
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
22,237,850
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
84,910,000 84,188,265
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 14,300,000 14,467,528
Total Corporate Bonds (Cost $ 133,068,719 ) .....................................
120,893,643
Municipal Bonds 92.7%
Alabama 0.4%
e
Black Belt Energy Gas District , Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ... 1,000,000 1,097,231
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... 750,000 724,879
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 200,000 196,123
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 579,560
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,893,416
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 1,150,000 1,025,625
c
Assessment Area , Special Assessment , 144A, 2024 , 6.5% , 11/01/44 ........... 250,000 243,665
c
Assessment Area , Special Assessment , 144A, 2024 , 6.75% , 11/01/53 .......... 540,000 522,974

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
e
Southeast Energy Authority A Cooperative District , Revenue , 2025 B , Mandatory Put ,
5.25% , 1/01/33 ................................................... $ 10,000,000 $ 10,610,685
16,894,158
Arizona 2.1%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2025 B , 5.125% , 1/01/59 .......................... 3,141,519 2,400,176
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,416,298
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,376,943
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,003,562
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,147,541
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,088,393
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 8,800,000 9,260,215
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. 11,105,000 11,936,979
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 5,001,983
Georgetown Community Development Authority , Revenue , 144A, 2021 A , 5.375% ,
10/01/56 ....................................................... 18,880,000 15,530,503
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,451,264
Georgetown Community Development Authority , Revenue , 144A, 2022 A , 7% ,
10/01/56 ....................................................... 2,327,000 2,348,113
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 247,692
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,438,105
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,233,530
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 1,811,289
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,550,000 4,128,686
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 7,158,934
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,649,521
100,629,727
Arkansas 0.5%
Arkansas Development Finance Authority ,
c
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,574,238
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 3,000,000 3,012,565
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,667,865
21,254,668
California 18.4%
f
Alvord Unified School District , GO , 2011 B , AG Insured , 4.2%, 8/01/41 ............ 30,750,000 16,128,876
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 445,457
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 13,511,715
NCCD-Napa Valley Properties LLC , Revenue, Sub. Lien , 144A, 2022 C , 6.75% ,
7/01/60 ........................................................ 7,000,000 5,556,972
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 4,702,439

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Community Housing Agency, (continued)
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... $ 16,550,000 $ 15,548,637
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 10,415,000 9,518,102
Brio Apartments & Next on Lex Apartments , Revenue, Sub. Lien , 144A, 2021 A-2 ,
4% , 8/01/47 .................................................... 16,500,000 12,704,537
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 18,890,000 16,043,292
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,730,000 13,983,695
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 16,248,510
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 3,941,556
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 20,000,000 18,441,718
e
California Infrastructure & Economic Development Bank , Desertxpress Enterprises
LLC , Revenue , 2025 B , Refunding , Mandatory Put , 12% , 11/02/26 ............. 6,075,000 5,163,750
c
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 17,399,803
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 6,928,629
a ,c ,d
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 245
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 100
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 100
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,514,334
c
California Statewide Communities Development Authority ,
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,299,397
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,722,144
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,246,074
City of San Francisco , 5.25% , 9/01/49 .................................... 10,000,000 8,984,296
c
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 30,500,000 26,899,203
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,463,427
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 26,427,666
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 26,280,000 24,086,448
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 10,305,000 9,444,857
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 .................................................... 21,215,000 18,107,107
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 11,107,702
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 12,825,043
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,598,958
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,210,793
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 11,324,317
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 19,925,000 18,875,865
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 4,964,741
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 10,942,686
c,g
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 8,350,000 8,093,370
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 20,125,000 21,313,669
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 24,419,316
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 24,629,696
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 5.625% ,
8/01/34 ........................................................ 2,500,000 2,808,336

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 2.98%,
8/01/28 ........................................................ $ 1,500,000 $ 1,386,945
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.01%,
8/01/30 ........................................................ 1,250,000 1,088,491
f
Community Facilities District No. 90-1 , Special Tax , 2012 A , AG Insured , 3.05%,
8/01/31 ........................................................ 1,250,000 1,053,984
f
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , 3.34%, 6/01/32 ............................ 4,000,000 3,229,823
Revenue, Senior Lien , 2013 B , 3.42%, 6/01/33 ............................ 5,500,000 4,274,028
Revenue, Senior Lien , 2013 B , 4.24%, 6/01/41 ............................ 5,000,000 2,626,715
Revenue, Senior Lien , 2013 B , 4.39%, 6/01/42 ............................ 7,000,000 3,444,922
f
San Diego Unified School District ,
GO , 2012 E , 5.04%, 7/01/42 ......................................... 44,565,000 37,227,359
GO , 2012 E , 5.346%, 7/01/47 ......................................... 33,305,000 27,215,324
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 45,717,995
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 46,028,841
f
Revenue, Junior Lien , ETM, 2.35%, 1/01/26 .............................. 35,000,000 34,928,177
f
Revenue, Junior Lien , ETM, 2.46%, 1/01/27 .............................. 125,100,000 121,830,862
f
San Mateo Foster City School District , GO , A , 5.573%, 8/01/42 ................. 40,000,000 44,436,744
f
San Mateo Union High School District , GO , 2011 A , 6.548%, 9/01/41 ............. 20,000,000 21,736,896
f
Silicon Valley Tobacco Securitization Authority , Revenue , 2007 C , 7.85%, 6/01/56 ... 60,000,000 5,989,110
868,793,794
Colorado 5.0%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 ............. 3,775,000 3,235,580
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................ 7,411,000 7,360,281
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ...... 5,250,000 5,037,107
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 ..... 4,720,000 4,392,499
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,070,000 2,023,090
Baseline Metropolitan District No. 1 , GO , 2024 B , 6.75% , 12/15/54 .............. 2,500,000 2,521,920
Bradburn Metropolitan District No. 2 , GO , 2018 A , Refunding , 5% , 12/01/47 ........ 2,400,000 2,290,703
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 708,000 666,895
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 578,000 468,853
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 747,563
Colliers Hill Metropolitan District No. 2 , GO, Sub. Lien , 2022 B-1 , Refunding , 5.75% ,
12/15/47 ........................................................ 2,840,000 2,789,448
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,700,026
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 3,417,649
BSLC II Obligated Group , Revenue, Second Tier , 2025 , 5.25% , 9/15/45 ......... 3,600,000 3,615,478
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,519,159
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 .. 1,625,000 1,466,662
Copperleaf Metropolitan District No. 5 , GO, Senior Lien , 2025 A , Refunding , 6.5% ,
12/01/55 ........................................................ 1,300,000 1,313,272
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ............... 1,225,000 1,239,370
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 2,000,081
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 5,077,531
Creekwalk Marketplace Business Improvement District , Revenue , 2024 A , Refunding ,
6% , 12/01/54 ..................................................... 7,500,000 7,480,338

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ $ 6,579,000 $ 6,601,975
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ...... 1,600,000 1,503,383
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 .......... 1,580,000 1,249,192
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 977,342
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,324,567
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ................... 1,225,000 952,977
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 542,175
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 1,036,788
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............ 1,500,000 1,289,375
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 ..... 5,500,000 4,876,180
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ...... 6,590,000 5,908,360
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ... 1,465,000 1,468,722
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 .............. 8,000,000 7,151,998
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ............... 565,000 530,674
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 1,241,000 1,268,697
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 750,000 791,427
Prairie Center Metropolitan District No. 7 , GO , 2021 , 6.375% , 6/15/46 ............ 1,330,000 1,329,846
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........ 1,475,000 1,065,907
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 8,165,000 8,634,735
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 73,514,128
Raindance Metropolitan District No. 1 , Non-Potable Water System , Revenue , 2020 ,
5.25% , 12/01/50 ................................................... 4,250,000 4,152,076
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 5,858,891 4,333,359
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ................... 5,625,000 5,043,175
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,472,846
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 810,510
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 3,700,000 3,538,142
c
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 3,500,000 3,535,579
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 1,215,000 1,219,955
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 .. 500,000 491,625
Village Metropolitan District (The) , GO , 2025 A , 5.75% , 12/01/55 ................ 1,955,000 1,974,361
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 ......... 3,000,000 3,000,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,254,374
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,278,042
f
GO , 2022 A3-2 , 1.094%, 12/01/51 ..................................... 5,130,000 3,772,483
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,480,405
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,835,253
237,574,138
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 959,612
c
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 7,308,230
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 6,500,000 6,419,711
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 884,946
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,739,241

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.375% ,
10/01/45 ....................................................... $ 1,415,000 $ 1,456,228
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.5% ,
10/01/55 ....................................................... 1,765,000 1,801,897
TJH Senior Living LLC Obligated Group , Revenue , 2025 A , Refunding , 6.25% ,
10/01/60 ....................................................... 1,280,000 1,281,651
24,851,516
Florida 19.2%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 1,075,000 1,112,804
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,670,000 1,691,457
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 275,000 270,591
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 714,729
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,665,309
Antillia Community Development District , Special Assessment , 2024 , 5.6% , 5/01/44 . 565,000 577,048
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 540,000 550,485
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,773,157
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,315,905
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.15% , 5/01/44 ........... 630,000 637,511
c
2024 Project Area , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ............ 815,000 824,494
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 236,581
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 388,778
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 260,239
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 426,002
Astonia Community Development District ,
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 532,464
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,217,812
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 50,000 49,592
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 476,861
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 631,642
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 419,873
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 740,000 754,696
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 50,000 49,693
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 307,458
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 639,819
Aurora Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/44 ............... 665,000 660,187
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/55 .............. 1,030,000 1,011,287
Avalon Groves Community Development District ,
Special Assessment, Sub. Lien , 2021 , 3.125% , 5/01/41 ..................... 360,000 307,743
Special Assessment, Sub. Lien , 2021 , 4% , 5/01/51 ......................... 500,000 441,095
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 191,444
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 425,359
Avalon Park West Community Development District ,
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 215,000 210,802
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 541,869
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 735,490
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 523,518
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 900,626

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... $ 2,790,000 $ 2,816,339
Avenir Community Development District ,
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,030,000 3,050,394
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,115,000 5,139,883
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 270,000 274,818
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 1,022,902
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,648,098
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 162,451
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 350,127
Babcock Ranch Community Independent Special District ,
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 440,890
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 245,392
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 753,504
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,330,757
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 244,289
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 374,321
Balm Grove Community Development District , Special Assessment , 2022 , 3.25% ,
11/01/27 ........................................................ 435,000 430,722
Bannon Lakes Community Development District ,
c
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 626,753
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 335,323
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,177,216
Bella Tara Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 6.125% , 5/01/56 .............. 1,600,000 1,660,795
Master Infrastructure Project , Special Assessment , 2025 , 6.5% , 5/01/56 ......... 4,000,000 4,147,837
Bellehaven Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/45 ................ 1,335,000 1,384,762
Assessment Area 1 , Special Assessment , 2025 , 6.05% , 5/01/55 ............... 1,215,000 1,256,719
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,745,000 1,745,711
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,748,423
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 319,802
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,326,261
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 55,000 54,680
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 380,897
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,071,038
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,017,416
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,720,301
Berry Bay II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.45% , 5/01/31 ............... 120,000 121,408
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 145,000 144,957
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 115,000 113,631
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 158,952
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,062,788
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 30,000 29,801
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 429,811
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 998,489
Bradbury Community Development District , Special Assessment , 2023 , 5.5% , 5/01/53 2,245,000 2,274,419

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. $ 760,000 $ 807,769
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 742,200
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 85,000 84,096
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 341,993
Bridle Creek Community Development District , Special Assessment , 2025 , 6.375% ,
5/01/56 ......................................................... 3,525,000 3,652,361
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 280,000 264,620
Assessment Area 1 , Special Assessment , 2021 , 3.15% , 5/01/41 ............... 700,000 582,293
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.35% , 5/01/44 .......... 405,000 410,941
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 525,000 531,267
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 335,021
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,031,919
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,781,130
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 415,352
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,049,103
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,443,907
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 290,000 293,556
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 395,000 399,677
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 885,000 891,473
Buena Lago Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/52 ..................................... 1,135,000 1,178,506
Caldera Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.2% , 5/01/54 ................................................ 385,000 375,321
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,354,819
c
Capital Projects Finance Authority , PRG - UnionWest Properties LLC , Revenue, Senior
Lien , 144A, 2024 A-1 , 5% , 6/01/58 ..................................... 1,250,000 1,164,911
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 93,428
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 392,747
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 412,920
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 333,509
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 653,850
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 745,550
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 563,833
f
Educational Growth Fund LLC , Revenue, Sub. Lien , 144A, 2021 B , 5.81%, 7/01/31 8,245,000 6,015,305
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,401,100
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,161,224
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,444,178
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 27,380,000 27,428,572
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 645,000 608,024
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 2,974,398
c
Capital Trust Authority ,
f
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , 5.31%,
3/01/29 ........................................................ 17,000,000 14,367,649
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/55 ........................................................ 275,000 266,751
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 2,650,000 2,588,649

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ $ 800,000 $ 807,958
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 694,179
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 75,000 74,521
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 230,184
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 510,344
d
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 708,000
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,360,000 1,419,494
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,325,000 2,417,718
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 506,903
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 760,670
Chaparral Palm Bay Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 1,000,000 1,004,230
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/55 ................ 2,190,000 2,197,324
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,195,178
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,752,816
Chapel Creek Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 165,000 157,209
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 540,000 465,103
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 550,000 561,777
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 1,020,000 1,033,978
c
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 623,950
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,700,000 1,538,467
Charlotte County Industrial Development Authority ,
c
MSKP Town & Country Utility LLC , Revenue , 144A, 2021 B , 5% , 10/01/36 ....... 2,300,000 2,130,216
MSKP Town & Country Utility LLC , Revenue , 2025 , 6.125% , 10/01/55 .......... 3,175,000 3,308,318
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 610,000 644,300
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,090,000 1,130,509
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,435,000 1,479,897
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,245,000 2,289,585
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 285,000 303,484
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,926,684
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,045,000 2,091,684
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,605,000 1,630,230
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 803,882
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 1,023,881
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 817,488
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 744,820
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 25,000 24,841
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 330,000 311,693
Special Assessment , 2021 , 3% , 5/01/41 ................................. 995,000 818,174
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 275,000 293,074

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cordova Palms Community Development District, (continued)
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. $ 410,000 $ 431,619
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 115,000 115,703
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 335,000 350,598
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,005,000 1,047,316
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 1,980,000 2,049,559
c
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/60 ............................................... 1,500,000 1,518,580
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 535,000 537,915
Phase 2 , Special Assessment , 2024 , 4.6% , 5/01/31 ........................ 865,000 875,609
Phase 2 , Special Assessment , 2024 , 5.375% , 5/01/44 ...................... 1,995,000 2,005,124
Phase 2 , Special Assessment , 2024 , 5.625% , 5/01/55 ...................... 2,260,000 2,261,695
Cresswind DeLand Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.75% , 5/01/54 .................................... 730,000 735,611
c
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 257,087
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 479,536
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 1,340,000 1,293,344
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 990,000 1,012,727
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,250,000 1,273,010
Crossings Community Development District ,
Area 2 , Special Assessment , 2024 , 5.35% , 5/01/44 ........................ 580,000 586,441
Area 2 , Special Assessment , 2024 , 5.6% , 5/01/54 ......................... 525,000 528,515
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,220,000 1,247,793
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,526,610
Assessment Area 2 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 170,000 171,794
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 300,000 298,130
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 191,332
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 735,077
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 887,563
c
Curiosity Creek Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% , 5/01/44 ........... 900,000 905,514
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.7% , 5/01/55 ........... 1,475,000 1,479,679
c
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ 3,100,000 2,930,759
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,370,000 1,401,732
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,200,000 1,221,617
c
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 246,259
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 749,028
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,165,000 967,662
Cypress Creek Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 525,000 545,438
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/56 ................. 1,355,000 1,403,122
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 55,000 55,125
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 360,059
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 286,429
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,082,549

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cypress Park Estates Community Development District, (continued)
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ $ 1,210,000 $ 980,428
c
Cypress Reserve Community Development District , Assessments , Special Assessment ,
144A, 2025 , 5.8% , 5/01/56 ........................................... 1,645,000 1,661,058
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,410,000 1,457,508
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,205,000 1,239,290
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,330,282
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,657,752
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 400,000 422,040
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 105,000 106,629
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,274,828
Deering Park Stewardship District ,
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6% , 5/01/45 ..... 3,000,000 3,124,738
DPSD JV1 No. 1 Assessment Area , Special Assessment , 2025 , 6.25% , 5/01/55 ... 2,300,000 2,392,314
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,425,000 1,450,256
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 1,990,000 2,004,080
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 196,095
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 236,941
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 501,625
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 861,629
DW Bayview Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 85,000 84,533
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 421,218
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 1,056,535
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 192,136
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,149,466
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 20,000 19,882
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 90,000 86,132
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 375,000 318,065
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 305,000 324,806
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 610,000 649,641
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 249,360
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 653,048
East Nassau Stewardship District ,
Special Assessment , 2025 , 6.25% , 5/01/56 .............................. 7,130,000 7,417,978
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 476,861
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,185,000 1,026,158
Wildlight Village Phase 3 , Special Assessment , 2024 , 5.25% , 5/01/44 ........... 1,500,000 1,509,853
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 109,536
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 296,455
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 190,000 189,391
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 609,255
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 110,000 109,357
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 673,635

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Edgewater East Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2021 , 3.6% , 5/01/41 ................ $ 2,625,000 $ 2,257,494
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,980,000 3,615,460
Edgewater West Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 900,000 907,451
Assessment Area 1 , Special Assessment , 2024 , 5.25% , 5/01/44 ............... 2,000,000 1,980,782
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 2,750,000 2,694,415
c
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 467,159
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 962,581
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 526,495
c
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 353,313
c
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 820,331
Assessments , Special Assessment , 2024 , 5.3% , 5/01/55 .................... 310,000 308,000
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,728
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 235,000 224,567
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,200,000 1,049,944
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 125,000 123,398
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 381,219
Assessment Area 4 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 465,000 468,192
Assessment Area 4 , Special Assessment , 2024 , 5.6% , 5/01/55 ................ 500,000 501,594
Epperson Ranch II Community Development District , Assessment Area 2 , Special
Assessment , 2020 , 3.625% , 5/01/30 ................................... 425,000 418,036
c
Everlands Community Development District , Assessment Area 2 Phase 2 , Special
Assessment , 144A, 2024 , 5.5% , 6/15/54 ................................ 2,350,000 2,354,163
Everlands II Community Development District ,
Special Assessment , 2024 , 5.2% , 6/15/44 ............................... 500,000 508,056
Special Assessment , 2024 , 5.45% , 6/15/54 .............................. 485,000 488,963
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 860,306
Feed Mill Community Development District , Parcel 1 Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/56 ................................... 4,575,000 4,629,401
c
Florida Development Finance Corp. ,
e
Brightline Florida Holdings LLC , Revenue , 144A, 2025 B , Mandatory Put , 10% ,
6/15/26 ........................................................ 3,275,000 2,456,250
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 471,966
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 5,034,375
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 6,646,357
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,817,047
c
Florida Local Government Finance Commission ,
BridgePrep Academy, Inc. Obligated Group , Revenue , 144A, 2025 A , 6.125% ,
6/15/65 ........................................................ 12,400,000 12,519,126
Ponte Vedra Pine Co. LLC Obligated Group , Revenue , 144A, 2025 A , 6.75% ,
11/15/55 ....................................................... 2,650,000 2,769,211
c
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 345,691
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 20,000 20,136
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 78,181
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 321,930

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Forest Lake Community Development District, (continued)
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... $ 275,000 $ 281,192
c
Gas Worx Community Development District ,
Special Assessment , 144A, 2025 , 5% , 5/01/36 ............................ 525,000 548,963
Special Assessment , 144A, 2025 , 5.75% , 5/01/45 ......................... 800,000 821,801
Special Assessment , 144A, 2025 , 6% , 5/01/57 ............................ 1,980,000 2,036,615
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 1,060,603
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,190,590
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 204,283
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 11/01/41 ............... 555,000 475,635
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 1,009,779
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 632,660
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 628,704
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 1,023,813
Greenbriar Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.65% , 5/01/45 ............... 1,000,000 1,013,723
Assessment Area 1 , Special Assessment , 2025 , 5.875% , 5/01/54 .............. 1,200,000 1,213,919
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 161,872
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 366,514
Hamilton Bluff Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,000,000 1,014,600
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,250,000 1,261,251
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 155,000 158,315
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 640,000 663,966
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 990,000 1,011,299
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 680,000 693,892
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 665,000 679,257
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.55% , 5/01/45 .......... 1,040,000 1,058,956
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 5.75% , 5/01/55 .......... 1,455,000 1,475,677
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 717,708
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 190,838
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 451,523
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 457,146
Harmony on Lake Eloise Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 5.45% , 11/01/45 .............. 500,000 506,239
Assessment Area 2 , Special Assessment , 2025 , 5.65% , 11/01/54 .............. 1,250,000 1,262,806
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 365,479
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 309,592
g
Harvest Hills South Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 4.5% , 5/01/35 ................ 375,000 375,966
Assessment Area 1 , Special Assessment , 2025 , 5.45% , 5/01/45 ............... 1,375,000 1,378,072
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/56 ............... 1,700,000 1,702,640
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ 45,000 44,748
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 425,977
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,120,000 982,864
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 215,000 218,056

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hawthorne Mill North Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ $ 1,000,000 $ 1,003,341
Assessment Area 2 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 1,400,000 1,400,589
Hickory Tree Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.15% , 5/01/44 ............... 890,000 891,085
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/55 ............... 365,000 361,631
Highland Trails Community Development District ,
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 798,839
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 785,000 805,757
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 525,000 547,835
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 760,000 799,691
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ 25,000 24,844
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 236,952
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 419,622
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 705,687
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 756,851
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 3,000,000 3,076,159
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 176,672
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 375,337
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 536,932
Hyde Park Community Development District No. 1 ,
Assessments , Special Assessment , 2024 A , 5.35% , 5/01/44 .................. 420,000 422,747
Assessments , Special Assessment , 2024 A , 5.625% , 5/01/55 ................. 280,000 281,131
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 340,000 340,731
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,309,301
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 65,000 64,530
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 228,572
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 714,742
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,175,728
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,304,273
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,493,906
Juniper Cove Community Development District ,
Assessments , Special Assessment , 2025 , 5.45% , 5/01/45 ................... 515,000 523,280
Assessments , Special Assessment , 2025 , 5.7% , 5/01/55 .................... 1,070,000 1,082,888
c
K-Bar Ranch III Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 1,765,000 1,850,603
Special Assessment , 144A, 2025 , 6.125% , 5/01/55 ......................... 1,940,000 2,029,598
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 640,000 668,885
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 860,000 892,625
Assessment Area 2 , Special Assessment , 2025 , 4.375% , 5/01/32 .............. 150,000 152,579
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/55 ................ 750,000 751,413
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 370,241
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 486,658
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 226,275
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 440,242

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Kindred Community Development District II, (continued)
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. $ 1,100,000 $ 1,140,143
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 372,021
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 776,072
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 2,047,940
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 20,000 19,886
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 247,362
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 706,832
Kings Creek I Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/45 ............... 775,000 796,719
Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/55 ................. 1,300,000 1,332,779
Kingston One Community Development District ,
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 5.75% , 5/01/45 .... 2,600,000 2,682,947
Assessment Area 1 - 2025 Project , Special Assessment , 2025 , 6% , 5/01/57 ...... 6,000,000 6,180,759
Kissimmee Park Community Development District , Offsite Master Infrastructure Project ,
Special Assessment , 2025 , 6.5% , 5/01/56 ............................... 6,200,000 6,429,147
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,760,000 1,761,631
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 220,000 225,392
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 740,000 765,140
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,325,000 1,344,074
c
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,230,000 1,263,882
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 805,000 826,974
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 585,000 605,263
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 570,000 586,370
Lake Hideaway Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.75% , 5/01/31 ............... 490,000 499,371
Assessment Area 1 , Special Assessment , 2024 , 5.65% , 5/01/44 ............... 1,460,000 1,485,127
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/54 ................ 2,405,000 2,429,748
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,005,000 1,015,591
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,766,882
Phase 2 , Special Assessment , 2025 , 5.45% , 5/01/45 ....................... 975,000 972,527
Phase 2 , Special Assessment , 2025 , 5.65% , 5/01/55 ....................... 1,075,000 1,063,773
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 805,000 835,257
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,895,000 1,959,733
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,037,586
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,475,353
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 132,135
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 262,997
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 100,000 100,863
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 124,740
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 188,643
Assessments , Special Assessment , 2024 A , 5.6% , 5/01/55 ................... 280,000 280,108
Lakes of Sarasota Community Development District 2 , Assessments , Special
Assessment , 2025 A , 5.7% , 5/01/55 .................................... 760,000 764,169
c
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 1,500,000 1,518,290

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. $ 675,000 $ 712,649
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,140,000 1,201,459
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 121,016
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 286,172
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 941,373
Lakewood Ranch Stewardship District ,
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 244,156
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 429,819
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ 470,000 453,477
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 668,177
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 50,000 49,689
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 100,000 94,484
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,604,059
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,280,115
Assessments , Special Assessment , 2024 , 5.5% , 5/01/55 .................... 765,000 771,449
Langley South Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 1,325,000 1,326,201
Assessment Area 1 , Special Assessment , 2024 , 5.4% , 5/01/55 ................ 2,765,000 2,747,350
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 331,671
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,445,000 1,184,225
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 85,000 85,300
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 526,354
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 55,000 54,649
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 310,000 300,200
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 100,000 97,079
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 795,000 696,983
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 265,000 233,412
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 436,317
Live Oak Lake Community Development District , Assessments , Special Assessment ,
2020 , 4.4% , 5/01/40 ................................................ 1,600,000 1,483,622
Longleaf Community Development District ,
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 730,000 749,719
c
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 945,000 966,879
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.2% , 5/01/44 .. 710,000 703,977
Neighborhood 4 Assessment Area 2 , Special Assessment , 2024 A , 5.45% , 5/01/55 . 820,000 800,769
c
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.85% , 5/01/55 ............................... 1,000,000 1,006,889
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 126,729
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 401,367
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 515,747
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,304,592
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,620,000 2,712,372
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,941,721

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
LTC Ranch West Residential Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ $ 700,000 $ 671,503
Assessment Area 2 , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ........... 300,000 305,153
Assessment Area 2 , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ............. 305,000 309,745
Assessment Area 3 , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ........... 1,075,000 1,097,053
Assessment Area 3 , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ........... 1,180,000 1,202,248
Magnolia Island Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.55% , 5/01/45 ............... 500,000 504,318
Assessment Area 1 , Special Assessment , 2025 , 5.75% , 5/01/55 ............... 1,000,000 1,006,922
c,g
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.45% , 5/01/45 ........ 600,000 600,861
c,g
Assessment Area 2 , Special Assessment , 144A, 2025 A , 5.75% , 5/01/56 ........ 1,000,000 1,000,766
c
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 256,765
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 689,088
Malabar Springs Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.5% , 5/01/31 ................ 385,000 389,176
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/44 ................ 455,000 453,796
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/54 ................ 925,000 914,047
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,000,000 1,162,865
Mangrove Point & Mangrove Manor , Community Development District , Special
Assessment , 2022 , 4% , 5/01/32 ....................................... 345,000 326,864
Marion Ranch Community Development District , Special Assessment , 2024 , 5.7% ,
5/01/44 ......................................................... 660,000 674,463
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,290,000 1,291,073
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 195,513
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 785,000 656,947
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 489,325
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 214,587
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 966,590
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 175,000 178,405
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 753,063
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,034,948
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,115,000 3,261,735
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 210,000 201,434
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 105,000 103,447
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 596,688
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,080,000 1,772,546
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 195,000 204,429
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 600,000 625,771
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,100,000 1,129,981
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. 95,000 94,489
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 486,325
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,113,123
Newport Isles Community Development District , Special Assessment , 2024 , 5% ,
5/01/44 ......................................................... 2,000,000 1,997,014
c
Normandy Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.3% , 5/01/44 ........... 990,000 974,843

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Normandy Community Development District, (continued)
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.55% , 5/01/54 .......... $ 1,365,000 $ 1,324,472
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 35,000 34,806
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 263,935
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 165,000 159,357
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 460,000 403,138
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 410,000 424,388
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 600,000 617,918
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 165,000 167,799
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 760,000 772,153
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 805,000 812,261
Assessment Area 5 , Special Assessment , 2024 A , 4.875% , 5/01/31 ............ 320,000 326,438
Assessment Area 5 , Special Assessment , 2024 A , 5.75% , 5/01/44 ............. 930,000 956,030
Assessment Area 5 , Special Assessment , 2024 A , 6% , 5/01/54 ................ 990,000 1,016,018
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 566,093
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,075,398
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 55,000 54,286
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 476,198
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 476,791
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 914,957
c
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 200,000 208,427
c
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,395,000 1,438,935
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 841,801
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,103,716
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,400,000 1,497,941
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,925,000 5,035,993
Northlake Stewardship District ,
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6% , 5/01/45 . 875,000 909,343
Rye Ranch Pod C1 - Assessment Area 1 , Special Assessment , 2025 , 6.2% , 5/01/56 2,570,000 2,666,325
c
Northridge Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 5.75% , 5/01/45 .......... 1,500,000 1,540,876
Assessment Area 1 , Special Assessment , 144A, 2025 , 6% , 5/01/55 ............ 2,000,000 2,051,956
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 365,000 372,268
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,142,181
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,409,234
c
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 170,414
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 312,734
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,982,752
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,520,033
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,260,296
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,804,174

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Palm Coast 145 Community Development District , Special Assessment , 144A, 2025 A ,
6.75% , 5/01/57 ................................................... $ 2,315,000 $ 2,406,441
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 1,017,334
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5% , 5/01/44 ............ 1,000,000 991,387
Sawmill Branch - Phase 7 , Special Assessment , 2024 , 5.3% , 5/01/55 ........... 670,000 661,761
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 328,951
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 598,924
Palm Gate Community Development District , Special Assessment , 2025 , 5.55% ,
6/15/55 ......................................................... 630,000 629,557
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 488,661
Parker Pointe Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/44 ......................................................... 555,000 562,350
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,525,975
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 857,105
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 980,000 989,287
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,103,891
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,564,876
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,410,000 1,428,549
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 610,000 616,595
Parrish Lakes II Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.125% , 5/01/44 .............. 2,500,000 2,483,062
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 5,220,000 5,157,864
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 70,000 69,605
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 226,656
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 686,465
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 115,000 118,832
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 435,000 450,034
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 700,000 715,377
Assessment Area 3 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 255,000 260,627
Assessment Area 3 , Special Assessment , 2024 , 5.8% , 5/01/44 ................ 485,000 501,531
Assessment Area 3 , Special Assessment , 2024 , 6.05% , 5/01/54 ............... 1,300,000 1,343,763
Assessment Area 4 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 250,000 256,948
Assessment Area 4 , Special Assessment , 2024 , 5.875% , 5/01/54 .............. 375,000 385,033
Pasadena Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.05% , 5/01/44 ............... 750,000 745,332
Assessment Area 2 , Special Assessment , 2025 , 5.7% , 5/01/55 ................ 1,500,000 1,500,657
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,485,841
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,645,047
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,115,000 1,138,112
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 920,641
c
Special Assessment , 144A, 2025 , 5.85% , 5/01/55 ......................... 1,685,000 1,700,265
Peace Crossing Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/31 ................. 435,000 439,449
Assessment Area 1 , Special Assessment , 2024 , 5.7% , 5/01/44 ................ 2,825,000 2,808,243
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/54 ................. 4,000,000 3,954,995
c
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 45,000 44,491

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Pine Isle Community Development District, (continued)
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... $ 225,000 $ 221,365
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 888,420
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,072,961
Pine Ridge Plantation Community Development District , Special Assessment, Sub.
Lien , 2020 A-2 , Refunding , 3.75% , 5/01/37 ............................... 700,000 691,479
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 138,082
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 1,015,720
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 147,730
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 703,465
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 355,000 378,736
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 990,000 1,058,950
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 80,000 78,833
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 190,128
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 965,000 802,432
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,335,000 2,030,864
c
Radiance Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.2% , 5/01/45 ........... 1,000,000 1,036,581
Assessment Area 1 , Special Assessment , 144A, 2025 , 6.4% , 5/01/56 ........... 2,100,000 2,173,196
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 743,746
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 292,977
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 986,953
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 110,000 109,325
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 375,235
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 55,000 54,289
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 184,620
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 420,040
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,145,000 2,153,687
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 317,498
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 552,736
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 332,161
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 859,311
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 895,000 850,641
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 890,000 794,143
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 924,059
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 534,922
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,382,683
c
Assessment Area 5 , Special Assessment , 144A, 2024 , 5.625% , 5/01/55 ......... 335,000 335,717
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 466,740
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 813,023
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 982,063
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 783,669

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
River Landing Community Development District, (continued)
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. $ 1,000,000 $ 1,041,972
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 690,000 678,155
d
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 200,000 190,369
Rivers Edge III Community Development District ,
c
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 295,000 281,348
c
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 671,116
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,951,189
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,680,000 1,534,124
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 421,035
Rolling Hills Community Development District , Assessment Area , Special Assessment ,
2022 A-2 , Refunding , 3.65% , 5/01/32 ................................... 700,000 669,920
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,577,836
Rookery Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 4.25% , 5/01/31 ............... 300,000 302,318
Assessment Area 1 , Special Assessment , 2024 , 5% , 5/01/44 ................. 775,000 761,952
Assessment Area 1 , Special Assessment , 2024 , 5.35% , 5/01/55 ............... 495,000 484,677
Rye Crossing Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 4.2% , 5/01/31 ................ 270,000 272,402
Assessment Area 2 , Special Assessment , 2024 , 5% , 5/01/44 ................. 630,000 627,560
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,087,409
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,715,070
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 733,932
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 222,676
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 244,539
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 591,898
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 289,929
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 418,544
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 458,777
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,594,614
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 3,063,513
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 181,522
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 341,534
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 676,886
Sandmine Road Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 300,000 297,693
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 1,012,116
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,745,636
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 50,000 49,456
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 442,110
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 1,055,772
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 35,000 34,879
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 748,985
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 687,825

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sandridge Community Development District, (continued)
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. $ 735,000 $ 640,607
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 1,018,377
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,503,310
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,211,118
Savanna Lakes Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 405,267
c
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,085,483
Assessment Area 2 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 480,000 484,591
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 440,000 448,250
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,542,805
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,625,412
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,056,438
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,051,686
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ........... 315,000 320,671
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.55% , 5/01/44 .......... 700,000 710,673
c
Assessment Area 3 , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ......... 1,180,000 1,194,906
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 464,782
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,157,943
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... 1,490,000 1,544,358
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,300,000 1,347,808
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 200,000 199,524
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 585,000 589,758
c
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 1,003,362
Sebastian Isles Community Development District ,
Assessments , Special Assessment , 2024 , 4.25% , 5/01/31 ................... 220,000 222,386
Assessments , Special Assessment , 2024 , 5% , 5/01/44 ...................... 500,000 500,972
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 55,000 55,803
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 723,185
c
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 294,606
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 373,382
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 649,745
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 535,888
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 205,000 208,458
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 850,000 874,256
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 870,000 885,556
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.2% , 5/01/44 ........... 1,190,000 1,163,454
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5.5% , 5/01/55 ........... 1,670,000 1,638,077
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,760,368
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,614,117
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 368,523
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 911,635

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. $ 985,000 $ 1,005,375
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,475,000 1,499,079
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 170,000 166,540
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,535,455
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 253,486
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 1,013,114
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 498,192
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,350,188
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,275,000 2,052,356
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 65,000 64,588
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 240,229
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 75,000 74,595
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 497,160
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 689,947
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,575,000 1,367,015
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 420,000 428,310
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,244,766
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,543,435
Project Area , Special Assessment , 2024 , 4.3% , 5/01/31 ..................... 225,000 226,740
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 175,000 182,385
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,067,333
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... 2,535,000 2,705,297
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 6% , 5/01/45 ............ 1,325,000 1,368,814
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 6.3% , 5/01/56 ........... 2,300,000 2,377,043
c
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 920,000 920,124
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 1,075,000 1,078,241
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 751,344
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 981,929
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 459,219
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 514,271
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 169,491
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 428,415
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 105,000 104,407
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 386,917
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 957,129
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,210,000 1,274,228
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 900,000 935,518
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,025,000 1,068,042
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 35,000 34,765
Special Assessment , 2021 , 3% , 5/01/31 ................................. 215,000 203,841
Special Assessment , 2021 , 3.2% , 5/01/41 ............................... 755,000 624,833
c
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 75,000 74,359

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
c
Stillwater Community Development District, (continued)
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ $ 325,000 $ 308,604
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 747,764
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,338,761
c
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 234,806
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 536,489
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,205,000 1,316,091
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 80,000 82,306
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 417,631
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 407,729
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 493,920
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 944,478
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,295,468
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 253,321
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 625,000 637,021
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 1,006,009
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 230,000 234,720
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 650,000 661,792
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 810,000 826,871
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 80,000 78,278
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 351,016
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 738,132
c
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 225,030
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 569,819
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 146,491
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 350,107
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 50,000 49,681
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 192,100
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 614,641
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 164,371
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 672,835
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 813,854
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 170,622
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 624,946
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,565,103
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 945,000 968,029
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,205,000 1,234,232
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ 350,000 365,277
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 950,488
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,720,000 1,754,955

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sunbridge Stewardship District, (continued)
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ $ 235,000 $ 235,559
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 471,546
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ 1,000,000 1,022,204
c
Sunrise Community Development District , Special Assessment , 144A, 2025 , 5.875% ,
5/01/55 ......................................................... 2,250,000 2,225,506
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 176,265
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 703,007
Tern Bay Community Development District , Special Assessment , 2022 , 4% , 6/15/42 . 2,000,000 1,792,790
Terra Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , 5.625% , 5/01/45 .............. 450,000 458,008
Assessment Area 1 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,170,000 1,187,443
Terreno Community Development District , Assessment Area , Special Assessment ,
2025 , 5.65% , 5/01/55 ............................................... 540,000 547,312
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 2,300,000 2,342,450
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 165,000 162,580
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 713,709
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 208,862
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 805,000 710,449
Tolomato Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 498,845
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 190,000 183,935
c
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 410,000 401,725
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 997,697
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 883,528
c
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 380,000 402,456
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,325,000 1,400,431
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 100,000 99,346
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 417,333
c
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 226,878
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 783,004
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 235,946
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 640,157
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 40,000 39,369
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 421,772
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 3.125% ,
11/01/41 ....................................................... 1,190,000 978,702
Tuckers Pointe Community Development District ,
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 130,000 128,360
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 565,000 544,055

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. $ 500,000 $ 509,732
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 520,731
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 519,003
Assessment Area 3 , Special Assessment , 2024 , 4.8% , 5/01/31 ................ 330,000 335,641
Assessment Area 3 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 965,000 982,606
Assessment Area 3 , Special Assessment , 2024 , 6% , 5/01/55 ................. 1,350,000 1,372,785
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 155,000 157,943
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,077,671
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,548,725
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 45,000 45,174
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 392,399
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,190,000 1,254,385
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,465,000 1,536,245
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,555,000 1,635,441
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,240,041
Special Assessment , 2024 , 5.625% , 5/01/44 ............................. 405,000 415,423
c
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 60,000 57,078
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 136,263
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,101,028
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,347,134
V-Dana Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 375,000 371,029
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,658,415
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 386,559
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,106,957
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 590,000 598,766
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,485,000 1,522,182
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 1,960,000 1,995,320
Assessment Area 2 , Special Assessment , 2025 , 5.375% , 5/01/45 .............. 500,000 504,908
Assessment Area 2 , Special Assessment , 2025 , 5.55% , 5/01/55 ............... 1,100,000 1,106,882
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,675,000 1,707,362
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,470,000 3,524,223
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 50,000 49,691
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 265,000 253,393
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 535,000 469,093
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 25,000 24,847
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 62,214
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 242,504
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 580,000 592,683
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 260,000 263,319
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 815,000 829,114
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,934,842
Pod D , Special Assessment , 2024 , 5.625% , 5/01/55 ........................ 195,000 195,417
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 622,589

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Verano No. 3 Community Development District, (continued)
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... $ 1,000,000 $ 1,069,888
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,568,573
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,056,617
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 258,113
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 200,000 198,601
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 751,516
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,456,079
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,526,666
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,265,000 11,474,813
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 200,000 190,937
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.45% , 5/01/42 ...... 545,000 460,228
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,170,000 980,822
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,441
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 258,664
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 725,213
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 237,623
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 610,606
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 400,000 416,738
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,205,000 1,233,141
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 688,947
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 495,000 504,784
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 75,000 74,340
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 243,958
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 612,197
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 315,000 325,911
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 610,000 630,004
Assessment Area 2 , Special Assessment , 2024 , 4.375% , 5/01/31 .............. 160,000 161,626
Assessment Area 2 , Special Assessment , 2024 , 5.45% , 5/01/54 ............... 600,000 593,706
c
Assessment Area 3 , Special Assessment , 144A, 2025 , 6.25% , 5/01/56 .......... 1,590,000 1,653,110
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 665,000 695,299
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,722,495
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,405,000 1,438,833
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,362,413
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 4.25% , 6/15/31 .......... 235,000 237,102
c
Assessment Area 2 , Special Assessment , 144A, 2024 , 5% , 6/15/44 ............ 500,000 499,020
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 853,453
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 55,000 54,642
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 543,086
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,255,552
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 395,009
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 952,111
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.375% ,
5/01/44 ........................................................ 945,000 959,191

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
West Villages Improvement District, (continued)
Unit of Development No. 10 Assessment Area 1 , Special Assessment , 2024 , 5.625% ,
5/01/54 ........................................................ $ 995,000 $ 1,001,691
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5% ,
5/01/35 ........................................................ 855,000 897,802
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 5.75% ,
5/01/45 ........................................................ 500,000 523,623
Unit of Development No. 12 Assessment Area 1 , Special Assessment , 2025 , 6% ,
5/01/55 ........................................................ 1,570,000 1,645,419
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 55,000 54,604
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 188,588
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 667,899
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 320,000 342,353
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 622,180
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 40,000 39,707
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 495,287
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,938,145
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 205,000 208,850
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,495,000 1,547,725
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,063,829
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 65,000 64,631
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 334,792
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 826,266
Assessment Area 2 , Special Assessment , 2024 , 4.875% , 5/01/31 .............. 395,000 403,745
Assessment Area 2 , Special Assessment , 2024 , 5.75% , 5/01/44 ............... 1,515,000 1,553,274
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 2,130,000 2,183,106
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,054,314
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,307,990
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 265,000 267,697
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,470,000 1,516,292
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 2,565,000 2,615,758
c
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6% ,
5/01/45 ........................................................ 2,455,000 2,562,813
c
Assessment Area 1 2025 Project Area , Special Assessment , 144A, 2025 , 6.2% ,
5/01/55 ........................................................ 2,225,000 2,319,657
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 140,000 140,908
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,240,000 1,254,416
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 515,261
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 148,536
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 519,847
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 956,545
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 555,000 561,751
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 725,000 731,489
c
Assessment Area 2 , Special Assessment , 144A, 2025 , 5.875% , 5/01/56 ......... 1,100,000 1,116,097
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 235,000 239,134
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,510,295
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,243,933

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ $ 60,000 $ 59,576
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 235,607
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 788,618
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 946,088
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 1,002,691
Winding Oaks Community Development District ,
Special Assessment , 2024 , 5.4% , 5/01/44 ............................... 315,000 317,375
Special Assessment , 2024 , 5.7% , 5/01/55 ............................... 1,125,000 1,130,133
Windsor Cay Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,000,000 1,038,066
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 765,000 796,351
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 128,414
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 645,000 622,010
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,680,000 1,525,331
c
Woodland Crossing Community Development District ,
Special Assessment , 144A, 2025 , 5.875% , 5/01/45 ......................... 830,000 854,996
Special Assessment , 144A, 2025 , 6.125% , 5/01/56 ......................... 1,760,000 1,811,342
Woodland Ranch Estates Community Development District , Special Assessment , 2025 ,
5.75% , 5/01/55 ................................................... 715,000 720,988
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 45,000 44,645
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 135,000 127,678
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 640,000 540,519
905,887,353
Georgia 1.0%
c
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/50 ............. 1,000,000 1,037,898
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/55 ............. 885,000 913,904
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,629,429
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,351,754
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,835,000 1,906,698
f
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 16,820,000 7,971,936
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 2,935,000 3,130,227
c
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue ,
144A, 2021 B , 5% , 1/01/54 ........................................... 6,500,000 6,198,400
Georgia Housing & Finance Authority , Revenue , 2025 C , 5.125% , 12/01/50 ........ 5,000,000 5,152,338
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,144,912
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,280,042
45,717,538
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............ 13,305,000 13,331,367
Illinois 2.7%
Chicago Board of Education ,
GO , 2025 A , 5.75% , 12/01/50 ......................................... 6,540,000 6,404,765
GO , 2025 B , Refunding , 6% , 12/01/43 .................................. 3,000,000 3,085,066

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Board of Education, (continued)
GO , 2025 B , Refunding , 6% , 12/01/44 .................................. $ 2,000,000 $ 2,045,692
GO , 2025 C , Refunding , 6% , 12/01/43 .................................. 5,000,000 5,141,776
Chicago O'Hare International Airport , Revenue, Senior Lien , 2025 E , BAM Insured , 5% ,
1/01/60 ......................................................... 3,000,000 2,995,378
City of Chicago ,
GO , 2025 A , 6% , 1/01/50 ............................................ 7,500,000 7,882,029
GO , 2025 F , 6% , 1/01/44 ............................................ 1,660,000 1,783,089
Illinois Finance Authority ,
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,104,819
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,254,965
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 3,035,000 3,045,675
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,145,533
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 8,962,086
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,813,333
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 1,075,000 1,100,595
f
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2010 B-1 ,
Refunding , AG Insured , 4.69%, 6/15/45 ................................ 18,100,000 7,395,392
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ............................... 4,645,000 4,949,876
c ,f
Upper Illinois River Valley Development Authority ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 62,345,000 39,864,534
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.68%,
12/01/35 ....................................................... 12,135,000 6,933,000
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn. till 12/30/25, 4.5% thereafter , 12/31/38 .............................. 1,815,000 1,544,831
129,452,434
Indiana 0.6%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,485,466
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 5,345,000 4,613,709
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,076,707
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 4,650,000 4,234,450
Indiana Finance Authority ,
SFP-PUFW I LLC , Revenue , 2024 C , 5.75% , 7/01/64 ....................... 1,730,000 1,655,392
University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..................... 3,515,000 3,457,055
Westminster Village Greenwood, Inc. Obligated Group , Revenue , 2025 A , 5.75% ,
5/15/60 ........................................................ 3,585,000 3,629,406
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 4,165,529
28,317,714
Iowa 0.3%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 1,995,885
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,138,180

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ $ 1,500,000 $ 1,715,130
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 7,075,352
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.875% , 10/01/65 . 2,000,000 2,029,498
13,954,045
Kansas 0.0%
†
g
City of Manhattan , Lowry Trails Public Improvement District Improvement Area No. 1 ,
Revenue , 2025 A , 5.5% , 6/01/60 ...................................... 1,000,000 1,000,028
Kentucky 0.4%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,522,940
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,667,169
17,190,109
Louisiana 1.5%
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 95,000 94,075
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 640,116
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,184,478
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,635,933
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,451,237
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,225,000 1,269,267
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 1,547,668 1,441,178
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 2,630,000 2,567,745
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,270,000 1,289,942
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 5,000,000 5,040,821
f
Patriot Services Group Obligated Group , Revenue, Sub. Lien , 144A, 2024 B ,
Refunding , 5.76%, 12/01/35 ........................................ 12,800,000 7,312,929
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 895,000 928,220
Louisiana Public Facilities Authority ,
c
Acadiana Renaissance Charter Academy , Revenue , 144A, 2025 , 6% , 6/15/59 .... 2,435,000 2,444,726
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 6,500,000 6,644,655
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,025,000 5,227,890
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,081,493
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 3,458,482
c
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 7,912,209
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ... 13,990,000 14,018,612
69,644,008
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 620,000 601,467
Urbana Community Development Authority , Special Tax, Sub. Lien , 2020 B ,
Refunding , 4% , 7/01/40 ............................................ 295,000 287,610
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,611,290
9,500,367

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts 0.0%
†
c
Massachusetts Development Finance Agency ,
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/54 .................. $ 1,200,000 $ 1,144,715
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/60 .................. 1,100,000 1,034,772
2,179,487
Michigan 0.4%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... 15,000 15,027
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 ................................. 440,000 440,491
g
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 6% , 11/01/50 ........................ 2,500,000 2,481,697
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 700,000 694,627
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,455,415
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 8,080,644
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 570,000 565,625
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 813,095
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,123,871
f
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue, Sub. Lien , 2007 B , 8.16%, 6/01/52 .................... 26,990,000 3,376,260
20,046,752
Minnesota 0.2%
City of Apple Valley , PHS Apple Valley Senior Housing, Inc. , Revenue , 2025 A , 5.375% ,
9/01/45 ......................................................... 475,000 481,981
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,900,000 2,752,440
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 929,809
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 5,535,000 5,539,825
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue, Sub.
Lien , 144A, 2022 B , 6.25% , 8/01/37 .................................... 590,000 600,635
10,304,690
Mississippi 0.4%
c
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 844,259
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 772,073
c ,f
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 14,500,000 9,271,565
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 B , Refunding ,
5.77%, 12/01/35 ................................................. 12,850,000 7,334,360
18,222,257
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... 3,250,000 3,274,482
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,175,000 2,046,813

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... $ 1,000,000 $ 957,530
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 3,099,598
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,290,000 3,312,210
12,690,633
Nevada 0.7%
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 6,990,000 6,973,401
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 175,000 166,948
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 175,000 165,843
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 175,000 164,689
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 425,000 388,091
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 190,000 175,459
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 925,000 815,088
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,425,000 1,425,996
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 900,000 900,479
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 415,000 394,390
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 670,000 593,341
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 515,000 455,260
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 810,000 678,827
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 630,000 490,703
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,400,000 990,769
c
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,555,000 1,585,605
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,750,000 1,799,751
Special Improvement District No. 67 Apex Moonwater West , Special Assessment ,
144A, 2025 , 6.75% , 6/01/55 ........................................ 4,850,000 4,923,197
c,f
City of Reno , Sales Tax , Revenue, Sub. Lien , 144A, 2018 C , Refunding , 5.71%,
7/01/58 ......................................................... 11,000,000 1,801,275
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5% , 2/01/26 270,000 270,617
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 982,286
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 1,905,000 1,906,908
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 300,000 263,432
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 725,000 555,252
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 480,000 405,697
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 765,000 789,198
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 980,000 988,070
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 295,000 295,826
c ,d
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 6,386,895 64
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 7,028,570 70
31,346,532

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire 0.5%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... $ 100,000 $ 98,609
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,315,311
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,459,076
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 4,949,397
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 11,875,000 11,978,486
21,800,879
New Jersey 1.1%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,075,147
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,498,458
c
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 2,949,126 2,089,627
f
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2008
A , 3.86%, 12/15/38 ................................................ 46,750,000 28,542,703
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 7,022,728
Revenue, Sub. Lien , 2018 B , Refunding , 5% , 6/01/46 ....................... 2,415,000 2,348,251
50,576,914
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 500,955
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 450,997
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,181,389
2,133,341
New York 2.9%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 4,765,000 4,774,125
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,270,380
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,171,682
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 29,500,000 30,360,565
New York Liberty Development Corp. , Goldman Sachs Headquarters LLC , Revenue ,
2005 , Refunding , 5.25% , 10/01/35 ..................................... 21,500,000 25,233,608
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,224,773
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 355,000 356,268
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/59 .............................. 9,990,000 10,622,888
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 10,005,000 9,980,373
c,f
Rockland Tobacco Asset Securitization Corp. , Revenue, Sub. Lien , 144A, 2005 A ,
6.22%, 8/15/45 ................................................... 55,000,000 16,735,373
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 7,175,000 7,285,780
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 5,000,000 5,085,828
139,101,643
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 1,750,000 1,752,382
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 2,979,240
a ,c ,d
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... 2,875,000 —
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 —
4,731,622

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio 2.7%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. $ 1,560,000 $ 1,315,904
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,691,785
c
Cleveland-Cuyahoga County Port Authority ,
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,050,000 848,866
Flats East Bank TIF District , Tax Allocation, Sub. Lien , 144A, 2021 B , Refunding ,
4.5% , 12/01/55 .................................................. 1,500,000 1,275,155
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,791,286
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,942,475
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 8,128,851
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,626,390
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 17,622,725
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,359,242
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,161,572
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,400,061
Ohio Housing Finance Agency ,
Revenue, Sub. Lien , 2023 C , 8% , 8/01/34 ............................... 1,000,000 1,053,800
c
Middletown Phase Two LP , Revenue, Sub. Lien , 144A, 2023 C , 8% , 9/01/39 ...... 1,400,000 1,499,609
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 39,884,957
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 965,141
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 878,386
c
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 4,959,120
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,696,654
f
West Central Ohio Port Authority , DR Horton-Indiana LLC , Revenue , 2025 , 1.426%,
12/01/58 ........................................................ 5,825,000 3,942,396
128,044,375
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,013,869
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 4,000,000 4,001,221
Tulsa Municipal Airport Trust Trustees ,
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/35 ........... 1,735,000 2,002,183
American Airlines, Inc. , Revenue , 2025 , Refunding , 6.25% , 12/01/40 ........... 1,390,000 1,561,519
8,578,792
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 502,964
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,213,095

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas County Hospital Facility Authority, (continued)
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . $ 1,500,000 $ 1,474,992
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,211,330
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,734,800
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 5,184,350
15,321,531
Pennsylvania 2.3%
c
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/59 ........ 1,800,000 1,681,162
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 5,059,743
Center City Investment Corp. , Revenue, Sub. Lien , 144A, 2022 , 5.25% , 5/01/42 ... 5,765,000 5,892,797
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2024 A-1 , 8% , 6/30/34 .............. 2,083,000 2,098,647
Tower Health Obligated Group , Revenue , 2024 A-2 , 6% , 6/30/34 .............. 1,045,000 1,124,813
Tower Health Obligated Group , Revenue , 2024 A-3 , 5% , 6/30/39 .............. 13,996,000 12,611,384
f
Tower Health Obligated Group , Revenue , 2024 B-1 , 1.361%, 6/30/44 ........... 6,993,000 4,840,883
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,185,000 3,770,022
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 225,000 226,299
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 700,000 691,136
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,610,294
c
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 4,089,368
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 1,001,742
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,141,810
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 4,184,346
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,672,708
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 873,313
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,105,000 1,108,472
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 2,705,000 2,701,676
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ 580,000 566,255
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,831,476
f
Pennsylvania Turnpike Commission ,
Revenue , B-2 , 5.515%, 12/01/37 ...................................... 20,000,000 20,766,460
Revenue , B-2 , 5.612%, 12/01/40 ...................................... 25,075,000 25,083,313
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,716,577
110,344,696
South Carolina 0.9%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,082,313

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
c
County of Lancaster ,
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6% ,
6/01/45 ........................................................ $ 1,295,000 $ 1,338,693
Roselyn Residential Improvement District , Special Assessment , 144A, 2025 , 6.2% ,
6/01/55 ........................................................ 1,000,000 1,033,537
c
Greenville Housing Authority , Victor Verdae Apartments Project , Revenue , 144A, 2023
B , 8.375% , 5/01/47 ................................................ 10,600,000 10,322,575
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.75% , 11/15/54 ... 2,000,000 2,075,128
c
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,550,310
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,621,423
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 3,300,551
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 10,533,919
41,858,449
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,335,444
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,871,519
8,206,963
Tennessee 1.5%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 994,621
Cleveland Forward Phase Two LLC , Revenue, Sub. Lien , 144A, 2022 B , 6.25% ,
4/01/41 ........................................................ 1,000,000 995,584
f
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.61%,
7/01/27 ........................................................ 19,365,000 18,307,793
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.64%,
7/01/28 ........................................................ 19,400,000 17,687,511
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.68%,
7/01/29 ........................................................ 19,365,000 17,010,741
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , 3.72%,
7/01/30 ........................................................ 19,370,000 16,387,520
71,383,770
Texas 12.2%
c
Arlington Higher Education Finance Corp. ,
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.875% , 6/15/59 ...... 1,000,000 896,465
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.875% ,
6/15/65 ........................................................ 7,600,000 7,699,298
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 ......... 7,500,000 6,236,419
f
Central Texas Regional Mobility Authority ,
Revenue , 2010 , 3.48%, 1/01/35 ....................................... 3,000,000 2,198,881
Revenue , 2010 , 3.8%, 1/01/37 ........................................ 2,500,000 1,652,501
Revenue , 2010 , 3.97%, 1/01/38 ....................................... 2,405,000 1,502,112
Revenue , 2010 , 4.12%, 1/01/39 ....................................... 2,545,000 1,499,610
c
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 1,023,734

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Anna, (continued)
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ $ 1,907,000 $ 1,945,242
Meadow Vista Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/44 ............................... 850,000 860,758
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 292,498
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 781,463
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 100,000 100,181
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 470,802
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 777,090
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,112,027
g
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ..................... 1,180,000 1,181,570
c
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,092,928
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,621,012
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.375% ,
12/31/45 ....................................................... 1,100,000 1,095,302
Duck Point Public Improvement District , Special Assessment , 144A, 2025 , 5.625% ,
12/31/55 ....................................................... 1,890,000 1,893,617
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 700,000 729,317
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,892,428
c
City of Boyd , Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/15/53 ................................ 1,408,000 1,418,485
City of Celina ,
c
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 476,576
c
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,323,370
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 777,762
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,764,000 1,772,600
c
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 215,238
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 350,000 355,084
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,558,158
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 155,000 154,311
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 374,953
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 495,211
c
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 439,111
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 122,000 118,179

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. $ 231,000 $ 203,851
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 675,399
c
Lakes at Mustang Ranch Public Improvement District Phases 8-9 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................. 600,000 597,212
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.125% , 9/01/44 ................................................. 1,495,000 1,522,657
c
Mosaic Public Improvement District Area No. 2 , Special Assessment , 144A, 2024 ,
5.5% , 9/01/54 ................................................... 2,500,000 2,565,381
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 321,000 325,240
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,882,756
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 328,000 330,133
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 823,983
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 1,014,207
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 232,485
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 1,014,147
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 78,000 77,586
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 458,820
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 66,000 65,341
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 140,527
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 1,002,793
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,513,379
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 2,014,505
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 221,591
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 308,666
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 855,332
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,785,000 1,448,696
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 43,000 41,743
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 227,845
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 940,283
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 394,000 399,655
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,204,899
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,525,969

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... $ 231,000 $ 234,094
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 813,396
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,313,461
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 383,032
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 395,837
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 142,015
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 315,320
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 767,034
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 144,910
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 305,656
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 503,410
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,329,911
City of Corpus Christi ,
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 5.375% , 9/15/31 .................................. 244,000 253,280
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.125% , 9/15/44 .................................. 1,150,000 1,151,477
Whitecap Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 2024 , 6.5% , 9/15/54 .................................... 2,000,000 2,010,759
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 408,755
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 162,122
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,111,743
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 719,750
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 551,538
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,183,945
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 207,000 218,305
River Ridge Public Improvement District Single-family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,836,281
c,f
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , 7.67%,
12/01/62 ........................................................ 173,330,000 11,252,012
c
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,402,000 1,409,036
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 278,747

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Dayton, (continued)
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. $ 764,000 $ 775,670
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,217,302
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. 608,000 622,237
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 875,003
c
City of Decatur ,
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.5% , 9/15/45 ............................... 700,000 708,799
Paloma Trails Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.75% , 9/15/55 .............................. 1,400,000 1,415,821
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.375% , 9/15/35 ............................. 172,000 174,236
Paloma Trails Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 865,000 864,643
Vista Park Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.875% , 9/15/54 ............................. 2,160,000 2,208,994
c
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,443,370
c
City of Dorchester ,
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6% , 9/15/44 ................................ 1,000,000 975,250
Cottonwood Public improvement District Major Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 6.25% , 9/15/54 .............................. 1,500,000 1,451,826
c
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 269,000 271,862
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,228,046
Heritage Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 565,000 548,902
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 365,851
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 1,002,832
Ridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2025 , 6.125% , 9/01/55 ....................................... 2,350,000 2,370,013
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 100,000 99,196
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 667,849
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,651,959
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 799,020
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,363,098
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 117,135
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 635,877

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Fate, (continued)
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. $ 994,000 $ 829,330
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,638,825
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,548,532
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 436,000 428,987
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,143,205
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 983,358
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 250,000 254,081
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 1,000,000 1,018,261
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,301,933
c
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 675,000 622,939
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,087,553
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 575,000 576,089
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,274,082
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,650,437
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 505,000 505,811
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,534,153
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,951,691
c
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 393,122
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 963,027
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 618,026
c
City of Gunter , Bridges Phase 2A Public Improvement District , Special Assessment ,
144A, 2025 , 5.75% , 9/15/55 .......................................... 1,676,000 1,694,939
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 87,000 86,185
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 136,887
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 1,065,016
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 490,000 457,391

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Horseshoe Bay, (continued)
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. $ 425,000 $ 384,311
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.5% , 7/15/39 4,750,000 5,107,179
c
City of Huntsville ,
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 775,000 783,305
Reserves of Huntsville Public Improvement District (The) , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 742,000 743,917
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 244,849
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 871,840
Cottonwood Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.375% , 9/01/55 ............................. 584,000 579,509
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 371,016
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 898,757
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,783,232
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 192,792
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 442,944
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 899,491
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 872,103
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 2,028,785
c
City of Justin ,
Special Assessment , 144A, 2025 , 6.125% , 9/01/55 ......................... 1,000,000 1,039,175
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 443,861
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,238,689
Timberbrook Public Improvement District No. 1 Improvement Area No. 3 , Special
Assessment , 144A, 2025 , 5.875% , 9/01/45 ............................. 460,000 476,705
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 203,572
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 594,534
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 772,289
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 5.75% , 9/01/45 .............................. 406,000 409,578
Timberbrook Public Improvement District No. 2 Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 503,000 507,496
c
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 208,968
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 486,522

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... $ 1,380,000 $ 1,074,590
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 366,590
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 506,848
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,263,855
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,286,982
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,423,563
c
6 Creeks Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/50 ....................................... 500,000 494,820
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 412,557
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 178,460
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,261,806
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,125,603
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 484,734
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. 1,185,000 1,096,269
c
Plum Creek North Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/01/54 ............................. 805,000 813,930
c
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,066,516
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,238,008
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 3,016,910
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 700,000 733,655
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 283,907
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 571,674
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,159,386
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,832,640
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,314,587
c
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 200,000 196,582
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 971,422
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 2,029,921
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 4.25% , 9/15/31 ........................................ 146,000 145,690

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Lavon, (continued)
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.375% , 9/15/52 ....................................... $ 500,000 $ 501,303
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 4.375% , 9/15/31 ............................. 200,000 200,524
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.125% , 9/15/44 ............................. 615,000 622,713
Elevon Public Improvement District Improvement Area No. 2A-2B , Special
Assessment , 144A, 2024 , 5.5% , 9/15/54 ............................... 800,000 806,365
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 119,000 117,451
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 449,933
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 941,191
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,625,000 1,697,887
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 492,895
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,695,376
c
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 164,000 160,406
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.125% ,
9/01/32 ........................................................ 750,000 701,667
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,439,043
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 136,000 133,547
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 263,037
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 235,973
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 765,397
c,g
City of Lowry Crossing , Lowry Trails Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ......................... 1,020,000 1,012,929
c
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 161,000 162,167
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 331,949
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 302,385
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 590,768
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 228,558
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 284,829
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 580,555
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 741,716
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 796,238

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Manor, (continued)
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. $ 1,225,000 $ 1,014,865
Newhaven Public Improvement District , Special Assessment , 144A, 2025 , 6% ,
9/15/55 ........................................................ 825,000 836,664
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 337,319
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 890,478
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,246,367
Thunder Rock Public Improvement District Improvement Area No. 2A , Special
Assessment , 144A, 2024 , 6.625% , 9/01/54 ............................. 1,200,000 1,171,006
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 146,490
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 423,850
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 561,706
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.375% , 9/01/44 ....................................... 1,000,000 1,002,093
Thunder Rock Public Improvement District Remainder Area , Special Assessment ,
144A, 2024 , 7.625% , 9/01/54 ....................................... 1,750,000 1,753,924
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 55,000 54,459
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 529,200
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 693,827
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 264,285
City of Mesquite ,
g
Solterra Public Improvement District Improvement Area A-2-A-4 , Special Assessment ,
2025 , 5.75% , 9/01/55 ............................................. 1,500,000 1,502,419
c,g
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 1,625,000 1,626,679
c
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 549,000 559,091
c
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 1,500,000 1,544,622
c
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 5,093,447
c
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 765,392
c
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,230,272
c
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 1,035,329
c
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 4.25% , 9/01/31 .............................. 231,000 232,015
c
Solterra Public Improvement District Improvement Area No. C-3 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/53 .............................. 200,000 197,207

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ $ 410,000 $ 389,073
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,349,464
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 220,000 212,442
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 396,596
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 314,346
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 769,991
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,442,624
c
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 538,615
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 517,279
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 310,943
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 820,792
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,313,087
c
City of Oak Point ,
Chaparral Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.1% , 9/15/44 ............................... 1,295,000 1,271,227
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 4.7% , 9/15/31 .............................................. 243,000 244,818
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.35% , 9/15/44 ............................................. 170,000 169,303
Oak Point 720 Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 160,000 160,145
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 283,403
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 1,038,383
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 864,725
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 145,960
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 628,000 494,925
c
City of Pilot Point ,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. 500,000 522,211
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 927,000 961,619
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,790,000 1,852,721
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 301,000 312,181
Bryson Ranch Public Improvement District Zone A Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,004,000 1,038,706

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Pilot Point, (continued)
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.25% , 9/15/35 .............................. $ 250,000 $ 260,766
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.125% , 9/15/45 ............................. 650,000 674,274
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 6.375% , 9/15/55 ............................. 1,390,000 1,438,706
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 6% , 9/15/35 ................................ 251,000 260,031
Bryson Ranch Public Improvement District Zone B Remainder Area , Special
Assessment , 144A, 2025 , 7.125% , 9/15/55 ............................. 1,070,000 1,106,987
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 209,239
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 810,679
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,000,000 1,003,135
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 209,715
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,122,565
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 313,859
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 760,011
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 510,162
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 4,034,817
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 932,848
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 851,651
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,059,019
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,667,652
c
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. 7,342,000 6,039,445
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,192,000 1,773,856
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,052,930
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,315,880
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,304,790
c
City of Princeton ,
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 171,734
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 598,312
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 793,823
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 86,000 85,276

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ $ 280,000 $ 277,342
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,117,000 973,416
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 117,985
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 265,471
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 351,993
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 380,000 394,423
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,166,287
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,229,654
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 4.25% , 9/01/31 ........................................ 256,000 257,846
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5% , 9/01/44 ........................................... 713,000 701,059
Eastridge Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2024 , 5.25% , 9/01/54 ........................................ 491,000 492,989
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,032,358
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 2,045,637
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,031,822
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/44 .............................. 500,000 499,968
Southbridge Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 1,100,000 1,089,442
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,431,658
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,444,461
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 164,000 164,307
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 2,047,034
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.375% , 9/01/54 ............................................ 225,000 226,604
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 189,921
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 426,394
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 556,283
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 100,827
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 405,621
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 492,794
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 469,563

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Princeton, (continued)
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. $ 2,220,000 $ 2,221,952
Windmore Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.5% , 9/01/54 ............................... 565,000 563,598
c
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 130,000 128,722
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 321,129
Red Oak Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 406,534
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 175,000 162,927
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 726,703
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 214,557
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. 590,000 542,851
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 616,114
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 607,637
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,296,085
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 207,907
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.875% , 9/15/40 ............................. 375,000 365,911
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. 575,000 546,522
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 430,672
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,094,522
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,471,254
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,182,000 1,217,406
Liberty Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2024 , 5.375% , 9/15/44 ............................. 685,000 684,198
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 1,014,857
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,401,606
c
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 818,824
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 382,589
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 969,944

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Sachse, (continued)
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ $ 1,485,000 $ 1,218,041
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 200,000 210,056
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,600,000 1,649,184
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,281,022
City of San Marcos ,
c
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,296,464
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 307,220
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,325,551
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,308,688
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 100,000 98,793
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 411,957
c
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 175,000 174,709
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 650,528
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 992,091
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,236,945
c
City of Terrell ,
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 6.25% , 9/15/55 .................. 2,625,000 2,712,562
Arboretum Estates Public Improvement District No. 6 Major Improvement Area
Project , Special Assessment , 144A, 2025 , 7% , 9/15/55 .................... 2,625,000 2,690,501
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,012,293
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,346,410
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 185,000 177,673
c
City of Uhland ,
Anderson Park Public Improvement District Area No. 1 , Special Assessment , 144A,
2024 , 5.5% , 9/01/55 .............................................. 950,000 942,105
Watermill Public Improvement District , Special Assessment , 144A, 2022 , 6.625% ,
9/01/52 ........................................................ 3,000,000 3,121,540
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 1,013,546
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 1,022,814
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 166,000 153,347
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 994,000 811,956
c
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 313,498

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Waxahachie, (continued)
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ $ 2,395,000 $ 2,404,587
c
City of Wharton , Special Assessment , 144A, 2025 , 6% , 9/15/55 ................. 1,100,000 1,128,950
c
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 56,000 55,424
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 267,000 245,770
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3.25% , 9/01/41 ...... 981,000 781,711
Improvement Area No. 3 , Special Assessment , 144A, 2024 , 5.1% , 9/01/44 ....... 500,000 500,821
c
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 404,259
c
County of Bastrop , Double Eagle Ranch Public Improvement District Improvement Area
No. 2 , Special Assessment , 144A, 2024 , 5.5% , 9/01/54 ..................... 775,000 789,940
c
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 12/31/55 ............................ 2,260,000 2,338,238
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 5.875% , 12/31/45 ............................ 2,300,000 2,378,582
Green Meadows Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2025 , 6.125% , 12/31/55 ............................ 4,550,000 4,717,941
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.25% , 12/31/44 .................. 1,750,000 1,747,427
Tabor Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.625% , 12/31/54 ................. 3,100,000 3,113,288
c
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 93,850
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 725,192
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,393,248
c
County of Medina ,
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,142,464
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 640,000 631,345
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 762,952
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,133,663
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 100,000 99,703
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 390,509
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 1,020,876
County of Montgomery ,
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.25% , 9/15/45 ................................... 1,125,000 1,134,038
Crockett Meadows Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.5% , 9/15/54 .................................... 1,750,000 1,745,553
Meadow Park Public Improvement District Improvement Area No. 1 , Special
Assessment , 2025 , 5.375% , 9/15/54 .................................. 814,000 819,484
c
East Waller County Management District ,
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 5% ,
9/15/35 ........................................................ 885,000 908,258

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
East Waller County Management District, (continued)
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6% ,
9/15/45 ........................................................ $ 1,965,000 $ 2,020,088
Sofi Lakes Sections 1 & 2 Assessments , Special Assessment , 144A, 2025 , 6.25% ,
9/15/55 ........................................................ 2,295,000 2,361,192
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 10,000,000 10,575,375
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 .......... 10,000,000 10,585,709
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,795,257
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 320,000 322,428
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,401,540
Karis Municipal Management District of Tarrant County ,
Improvement Area No. 1 , Special Assessment , 2024 , 5% , 12/01/44 ............ 746,000 729,298
Improvement Area No. 1 , Special Assessment , 2024 , 5.25% , 12/01/53 .......... 828,000 807,973
d
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
c
Mission Economic Development Corp. , Permian Basin Water Resources LLC ,
Revenue , 144A, 2025 A , 7% , 8/15/60 ................................... 8,000,000 8,295,644
New Hope Cultural Education Facilities Finance Corp. ,
d
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 22,000
d
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 1,022,000
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,486,860
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 4,993,896
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,482,398
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,445,406
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 25,500,000 23,991,221
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,723,662
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 11,877,876
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,495,000 2,301,963
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 425,566
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,071,848
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 15,925,000 14,797,324
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Third Tier , 2019 C ,
6% , 12/01/54 ................................................... 5,545,000 5,240,826
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,225,000 3,225,329
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,015,000 1,006,724
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 1,180,000 1,079,856
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 4,400,000 3,959,044
c
North Parkway Municipal Management District No. 1 ,
Special Assessment , 144A, 2021 , 3.625% , 9/15/26 ......................... 350,000 348,711
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 3.625% , 9/15/31 ............................................ 250,000 243,412
North Texas Tollway Authority ,
f
Special Projects System , Revenue , 2011 B , Pre-Refunded , 5.42%, 9/01/37 ...... 7,500,000 4,033,990
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 12,047,477

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Northwood Municipal Utility District No. 1 , GO , 144A, 2020 , Refunding , 4% , 8/01/31 . $ 1,070,000 $ 1,070,153
c
Pecan Public Facility Corp. , Revenue, Sub. Lien , 144A, 2022 B , 6% , 12/01/52 ...... 5,075,000 3,950,019
d
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 5,555,000
South Manvel Development Authority , City of Manvel Tax Increment Reinvestment
Zone No. 3 , Tax Allocation , 2023 , 5% , 4/01/38 ............................ 500,000 514,277
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 200,000 198,127
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 715,452
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 729,959
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,147,907
c
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 456,580
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,423,690
c
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 71,000 69,634
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 192,465
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 451,556
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 758,783
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,819,055
c
Town of Providence Village ,
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5% , 9/01/44 ................................ 270,000 264,842
Foree Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.25% , 9/01/54 .............................. 297,000 293,643
c
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 857,976
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 764,278
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 311,294
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 896,644
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,256,671
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 239,513
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 359,189
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 406,627
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 611,813
577,944,697
Utah 0.5%
c
MIDA Cormont Public Infrastructure District ,
GO , 144A, 2025 A-1 , 6.25% , 6/01/55 ................................... 2,225,000 2,344,602
f
GO , 144A, 2025 A-2 , 0.868%, 6/01/55 .................................. 2,250,000 1,914,053

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
c
MIDA Mountain Village Public Infrastructure District ,
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-1 , 5.125% ,
6/15/54 ........................................................ $ 2,000,000 $ 1,997,120
Military Recreation Facility Project Area , Tax Allocation , 144A, 2024-2 , 6% , 6/15/54 5,000,000 5,154,021
Military Installation Development Authority ,
Military Recreation Facility Project Area , Revenue , 2021 A-1 , 4% , 6/01/52 ....... 3,000,000 2,540,922
Military Recreation Facility Project Area , Revenue , 2021 A-2 , 4% , 6/01/52 ....... 2,745,000 2,300,298
Point Phase 1 Public Infrastructure District No. 1 , Revenue , 2025 A-1 , 6.125% , 3/01/55 7,950,000 8,298,956
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 452,578
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 708,302
25,710,852
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,507,181
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,869,052
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,585,937
17,962,170
Washington 1.4%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,485,624
e
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 8.5% , 3/01/27 .......................... 22,750,000 22,702,962
c
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 10,337,798
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 4,272,200
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 2,132,540
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,563,135
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 7,931,116
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 5,346,850
64,772,225
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 880,000 930,709
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 1,755,000 1,849,727
2,780,436
Wisconsin 3.8%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 8,575,000 8,902,655
f
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 76,350,000 36,308,785
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 2,675,000 2,622,227

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... $ 4,345,000 $ 4,157,656
c
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,522,328
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,669,158
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,263,684
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 792,277
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,817,887
c
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 9,125,371
c
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/60 .................................................... 1,000,000 893,460
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 6,600,000 6,316,927
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 2,920,000 2,755,628
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 5,685,000 5,924,186
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 277,669
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 765,710
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 938,612
c
Hope Housing Foundation Obligated Group , Revenue, Sub. Lien , 144A, 2022 C ,
4.6% , 12/01/37 .................................................. 5,460,000 4,831,992
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,589,494
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 11,686,074
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 534,450
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 982,809
c,f
Patriot Services Group Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.77%,
12/01/35 ....................................................... 39,830,000 22,733,662
c,f
Pine Forest 2022 Obligated Group , Revenue, Sub. Lien , 144A, 2022 , 2.279%,
12/01/45 ....................................................... 11,680,000 8,852,607
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 1,963,036
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,100,623
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 8,000,000 8,304,343
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 5,000,000 5,533,374
Triad Math & Science Academy Co. , Revenue , 2025 , Refunding , 5.25% , 6/15/65 .. 2,250,000 2,152,945
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,468,629
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,671,653
c
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 2,037,787
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 110,000 107,916
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 292,234
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 904,034
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 5,986,602
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 642,818
PHW Menomonee Falls, Inc. , Revenue , 2024 , 6.125% , 10/01/59 .............. 1,000,000 1,036,861
180,468,163
U.S. Territories 6.5%
District of Columbia 0.9%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , 7.31%,
6/15/46 ......................................................... 175,000,000 41,097,507
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
4,350,000 4,419,170
Puerto Rico 5.5%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 2,500,000 2,541,226

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico ,
h
GO , FRN , Zero Cpn., 11/01/43 ........................................ $ 1 $ —
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 666,031 733,691
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 13,786,998 13,695,524
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 31,512,915 30,297,232
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 18,434,144 17,046,101
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 2,799,278 2,490,758
f
GO , 2022 A-1 , 4.41%, 7/01/33 ........................................ 2,011,366 1,450,138
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 20,888,368 20,335,848
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 .......................... 1,239,120 1,239,393
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,293,413
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 16,750,000 16,488,422
d
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 3,990,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 3,990,000
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 3,657,500
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 1,675,000 1,118,062
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 3,657,500
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 1,323,018
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 1,323,017
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 1,381,057 1,373,742
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 10,533,091 10,458,720
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 45,065,000 43,936,834
f
Sales Tax , Revenue , A-1 , 5.37%, 7/01/46 ................................ 25,400,000 8,661,341
f
Sales Tax , Revenue , A-1 , 5.58%, 7/01/51 ................................ 206,837,000 51,547,235
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,704,576
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 5,664,418
261,017,709
Total U.S. Territories .................................................................... 306,534,386
Total Municipal Bonds (Cost $ 4,440,229,188 ) ...................................
4,377,039,219
Total Long Term Investments (Cost $ 4,729,224,137 ) .............................
4,654,894,362
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
California 0.1%
i
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 2.5% , 5/15/48 ...
2,200,000 2,200,000
Georgia 0.0%
†
i
Roswell Development Authority , WellStar Health System Obligated Group , Revenue ,
2025 A , LOC Truist Bank , Daily VRDN and Put , 2.9% , 4/01/47 ................ 1,200,000 1,200,000
Massachusetts 0.0%
†
i
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 2.7% , 7/01/31 ........... 100,000 100,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Michigan 0.1%
i
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 2.85% ,
6/01/34 ......................................................... $ 2,700,000 $ 2,700,000
Minnesota 0.2%
i
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2% , 11/15/64 .............................................. 9,200,000 9,200,000
Missouri 0.0%
†
i
Health & Educational Facilities Authority of the State of Missouri , SSM Health Care
Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 2.9% , 6/01/44 ......... 400,000 400,000
Ohio 0.0%
†
i
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.95% , 8/15/51 .......... 600,000 600,000
Pennsylvania 0.1%
i
Philadelphia Authority for Industrial Development ,
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-1 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 7/01/54 ............ 4,700,000 4,700,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-2 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 7/01/54 ............ 1,000,000 1,000,000
5,700,000
Total Municipal Bonds (Cost $ 22,100,000 ) ......................................
22,100,000
Total Short Term Investments (Cost $ 22,100,000 ) ................................
22,100,000
a
Total Investments (Cost $ 4,751,324,137 ) 99.1% ..................................
$4,676,994,362
Other Assets, less Liabilities 0.9% .............................................
43,229,896
Net Assets 100.0% ...........................................................
$4,720,224,258
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $1,605,448,066, representing 34.0% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
Security purchased on a when-issued basis.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Louisiana Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.8%
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 337,992
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 2,300,000 1,943,858
2,281,850
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 185,000 192,228
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 505,000 239,348
431,576
Louisiana 91.0%
Caddo Parish Parishwide School District , GO , 2021 , AG Insured , 3% , 3/01/36 ...... 505,000 487,224
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 .............. 2,350,000 2,443,143
City of Natchitoches , Utilities , Revenue , 2023 , AG Insured , 5.5% , 6/01/53 ......... 750,000 809,965
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,414,433
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,178,704
City of Shreveport ,
GO , 2024 , AG Insured , 5% , 3/01/54 .................................... 4,950,000 5,082,762
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 4,000,000 3,983,552
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,668,610
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45 3,000,000 2,919,511
East Ouachita Parish School District , GO , 2025 , 5.25% , 3/01/45 ................ 1,500,000 1,614,382
Greater New Orleans Expressway Commission , Revenue, Sub. Lien , 2025 , Refunding ,
AG Insured , 5% , 11/01/46 ........................................... 1,050,000 1,095,946
Greater Ouachita Water Co. , Revenue , 2024 , BAM Insured , 4.5% , 9/01/53 ........ 1,000,000 964,768
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 5,050,080
Jefferson Sales Tax District , Revenue , 2017 B , AG Insured , 5% , 12/01/42 ......... 2,250,000 2,293,504
Juban Crossing Economic Development District , Revenue , 2024 C , Refunding , 5% ,
9/15/54 ......................................................... 1,500,000 1,514,859
Lafayette Parish School Board ,
Sale Tax , Revenue , 2025 , 5.75% , 4/01/55 ............................... 1,500,000 1,659,682
Sale Tax , Revenue , 2025 A , 5% , 4/01/50 ................................ 1,500,000 1,577,675
Sales Tax , Revenue , 2023 , 4% , 4/01/53 ................................. 2,500,000 2,308,434
Livingston Parish School District No. 1 , GO , 2021 , BAM Insured , 4% , 5/01/38 ...... 1,050,000 1,065,002
Louisiana Correctional Facilities Corp. , State of Louisiana , Revenue , 2021 , 4% ,
10/01/39 ........................................................ 1,490,000 1,497,762
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 517,633
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,495,062
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 990,000 989,084
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Calcasieu Parish School Board , Revenue , 2024 , Refunding , BAM Insured , 5% ,
12/01/39 ....................................................... 500,000 548,057
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,800,000 1,623,502
City of Pineville , Revenue , 2024 , AG Insured , 5% , 9/01/39 ................... 2,505,000 2,779,783
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,393,752
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,568,677
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 735,000 658,912
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 910,000 833,746
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 1,760,000 1,690,696
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,450,000 2,196,374

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
a
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. $ 1,250,000 $ 1,260,205
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.38%, 12/01/44 ................................................. 6,500,000 4,156,219
University of Louisiana at Lafayette , Revenue , 2017 , Refunding , AG Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,016,927
University of Louisiana at Lafayette , Revenue , 2018 , AG Insured , 5% , 10/01/48 ... 3,500,000 3,516,156
University of Louisiana System , Revenue , 2019 , Refunding , AG Insured , 4% , 8/01/34 1,000,000 1,019,024
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,050,532
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,100,907
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,128,983
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,176,707
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AG Insured ,
5% , 10/01/43 ................................................... 600,000 626,250
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,302,398
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,513,717
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 5,000,000 5,201,880
CHRISTUS Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/48 ... 5,000,000 5,069,616
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 4,968,982
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 7,800,000 7,906,765
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,379,806
Louisiana Department of Public Safety & Corrections , Revenue , 2024 , AG Insured ,
5% , 8/01/44 .................................................... 800,000 848,034
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/46 .............................................. 3,500,000 3,504,454
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,313,756
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 1,963,057
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,294,014
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,617,922
Loyola University New Orleans , Revenue , 2023 A , 5% , 10/01/38 .............. 500,000 518,922
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ 30,000 30,324
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ 20,000 20,216
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,752,190
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 2,000,000 2,010,700
Ochsner Clinic Foundation Obligated Group , Revenue , 2025 A , Refunding , 5.25% ,
5/15/55 ........................................................ 3,000,000 3,148,275
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,537,103
c
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 1,509,375
South Quad L3C , Revenue , 2025 , AG Insured , 5.25% , 7/01/55 ................ 2,250,000 2,372,022
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,037,981
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 61,540
Tulane University , Revenue , 2024 A , 5% , 4/15/38 .......................... 1,000,000 1,112,659

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... $ 1,750,000 $ 1,814,695
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,560,991
Natchitoches Parish School District No. 9 , GO , 2018 , AG Insured , 5% , 3/01/38 ..... 1,440,000 1,516,583
New Orleans Aviation Board ,
Revenue , 2024 B , Refunding , 5.25% , 1/01/45 ............................. 2,500,000 2,626,865
Revenue , 2024 C-1 , 5% , 1/01/54 ...................................... 1,000,000 1,032,221
Louis Armstrong New Orleans International Airport , Revenue , 2017 A , 5% , 1/01/48 . 5,000,000 5,019,108
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ........... 2,660,000 2,673,009
Port New Orleans Board of Commissioners ,
Revenue , 2020 D , 5% , 4/01/50 ........................................ 2,000,000 2,041,967
Revenue , 2025 A , 5.25% , 4/01/55 ..................................... 3,000,000 3,130,406
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AG Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,160,583
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AG Insured , 4% , 3/01/41 . 1,000,000 1,001,182
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 ....... 3,300,000 3,453,521
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 3,000,000 3,020,093
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,608,157
Gasoline & Fuels Tax , Revenue , 2025 B , Refunding , 5% , 5/01/35 .............. 1,500,000 1,777,612
Gasoline & Fuels Tax , Revenue, Second Lien , 2024 A , Refunding , 4% , 5/01/44 ... 6,000,000 5,857,020
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,291,609
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 2,006,989
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 1,003,579
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,748,050
202,317,134
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 450,000 416,912
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 946,227
1,363,139
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 602,961
Wisconsin 1.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 855,000 887,670
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 645,162
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 2,290,000 1,089,026
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 501,688
3,123,546
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 500,000 506,665
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,332,004

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 1,196,000 $ 1,166,059
5,004,728
Total U.S. Territories .................................................................... 5,004,728
Total Municipal Bonds (Cost $ 224,270,058 ) .....................................
215,124,934
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
Louisiana 0.9%
d
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 2.85% , 5/01/43 2,100,000 2,100,000
Total Municipal Bonds (Cost $ 2,100,000 ) .......................................
2,100,000
Total Short Term Investments (Cost $ 2,100,000 ) .................................
2,100,000
a
Total Investments (Cost $ 226,370,058 ) 97.7% ...................................
$217,224,934
Other Assets, less Liabilities 2.3% .............................................
4,985,989
Net Assets 100.0% ...........................................................
$222,210,923
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $18,934,645, representing 8.5% of net assets.
b
The rate shown represents the yield at period end.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Maryland Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Florida 0.7%
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... $ 2,650,000 $ 2,239,663
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 205,000 213,010
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 945,000 447,888
660,898
Maryland 86.7%
City of Baltimore , Harbor Point Special Taxing District , Revenue , 2016 , Refunding ,
5.125% , 6/01/43 ................................................... 3,000,000 3,005,272
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42 1,500,000 1,464,573
c
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,725,000 1,727,592
County of Frederick ,
GO , 2025 A , 4% , 4/01/43 ............................................ 5,000,000 5,005,792
a
Urbana Community Development Authority , Special Tax, Sub. Lien , 144A, 2020 C ,
4% , 7/01/50 .................................................... 3,865,000 3,444,231
County of Harford ,
GO , 2025 , 4% , 10/01/41 ............................................. 1,610,000 1,637,979
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 155,724
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 762,127
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 675,071
County of Howard , Annapolis Junction Town Center Development District , Tax
Allocation , 2024 , Refunding , 5% , 2/15/44 ................................ 665,000 692,841
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 9,980,000 9,994,274
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,905,248
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,050,227
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,368,992
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 856,807
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,162,383
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,328,403
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,806,279
Maryland Department of Housing & Community Development , Revenue , 2025 C , 5.1% ,
7/01/50 ......................................................... 3,300,000 3,399,067
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,155,454
City of Baltimore , Revenue , 2024 , 5% , 7/01/49 ............................ 5,120,000 5,192,153
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,001,348
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 958,623
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,253,031
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 4,908,354
Ports America Chesapeake LLC , Revenue , 2019 A , 5% , 6/01/49 .............. 3,500,000 3,517,201
PRG-Towson Place Properties LLC , Revenue, Senior Lien , 2024 A-1 , Refunding , 5% ,
6/01/38 ........................................................ 1,000,000 1,062,871
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,031,656
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 4,978,027

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
University of Maryland College Park , Revenue , 2016 , Refunding , AG Insured , 5% ,
6/01/43 ........................................................ $ 3,305,000 $ 3,314,305
University of Maryland Leonardtown Project , Revenue , 2024 , AG Insured , 5% ,
7/01/54 ........................................................ 7,000,000 7,161,552
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,040,898
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,854,752
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 855,705
Adventist Healthcare Obligated Group , Revenue , 2021 B , BAM Insured , 4% , 1/01/51 2,000,000 1,839,423
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,182,576
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,504,856
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 3,500,000 3,585,824
Greater Baltimore Medical Center Obligated Group , Revenue , 2021 A , 4% , 7/01/37 1,750,000 1,742,978
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 345,000 347,560
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,038,082
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,011,233
LifeBridge Health Obligated Group , Revenue , 2024 , 5.25% , 7/01/54 ............ 1,000,000 1,059,085
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,014,303
Loyola University Maryland, Inc. , Revenue , 2025 , Refunding , 5% , 10/01/54 ...... 5,000,000 5,102,986
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,669,482
Maryland Institute College of Art , Revenue , 2024 , Refunding , 5.5% , 6/01/47 ...... 1,250,000 1,263,984
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 3,115,000 3,174,248
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,101,128
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,028,256
Meritus Medical Center Obligated Group , Revenue , 2025 , Refunding , 5.25% , 7/01/50 6,000,000 6,268,279
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 652,118
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,299,119
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 853,072
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 351,193
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,117,003
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,749,089
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 885,719
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,742,948
TidalHealth Obligated Group , Revenue , 2025 C , Refunding , AG Insured , 5.5% ,
7/01/55 ........................................................ 5,000,000 5,391,573
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,192,149
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,598,365
University of Maryland Medical System Obligated Group , Revenue , 2025 A ,
Refunding , 5.25% , 7/01/52 ......................................... 3,000,000 3,167,458
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,061,324
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 562,689
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,126,110
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , AG
Insured , 5% , 5/01/50 .............................................. 11,225,000 12,263,307
State of Maryland Built to Learn , Revenue , 2021 , 4% , 6/01/35 ................ 1,590,000 1,658,270
State of Maryland Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............... 5,000,000 4,674,487

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Stadium Authority, (continued)
State of Maryland Built to Learn , Revenue , 2024 , 4% , 6/01/49 ................ $ 2,445,000 $ 2,280,354
State of Maryland Built to Learn , Revenue , 2024 , 5% , 6/01/54 ................ 3,525,000 3,656,135
Maryland State Transportation Authority , Revenue , 2020 , 4% , 7/01/45 ............ 4,000,000 3,881,448
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 960,942
State of Maryland , GO , 2022 A , 5% , 6/01/37 ............................... 8,000,000 8,934,521
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,122,739
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5% , 8/01/39 ..... 2,150,000 2,348,197
Maryland Aviation Administration , Revenue , 2024 A , AG Insured , 5.25% , 8/01/54 .. 5,050,000 5,308,230
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,292,637
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,561,119
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,894,452
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........ 5,260,000 4,945,986
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,182,582
Revenue , 2025 , 4% , 6/01/49 ......................................... 5,000,000 4,862,007
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 2,000,000 2,000,152
278,240,589
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
BB , 4% , 6/15/39 ................................................... 2,500,000 2,513,463
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 509,559
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 984,076
1,493,635
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 602,961
Wisconsin 1.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 1,001,873
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 645,162
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,295,000 2,042,518
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 501,688
4,191,241
U.S. Territories 6.5%
District of Columbia 4.2%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,586,008
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,112,094
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,407,496
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 1,100,000 1,146,568
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,250,000 1,304,580
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 3,000,000 3,123,279
13,680,025

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.3%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 2,000,000 $ 2,026,659
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,427,205
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,852,435
7,306,299
Total U.S. Territories .................................................................... 20,986,324
Total Municipal Bonds (Cost $ 315,078,473 ) .....................................
310,928,774
a a a a
Short Term Investments 1.7%
Municipal Bonds 1.7%
Maryland 1.7%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 2.7% ,
11/01/37 ........................................................ 2,800,000 2,800,000
d
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2025 C-1 , LOC Truist Bank , Daily VRDN
and Put , 2.88% , 7/01/55 ............................................. 2,700,000 2,700,000
5,500,000
Total Municipal Bonds (Cost $ 5,500,000 ) .......................................
5,500,000
Total Short Term Investments (Cost $ 5,500,000 ) .................................
5,500,000
a
Total Investments (Cost $ 320,578,473 ) 98.6% ...................................
$316,428,774
Other Assets, less Liabilities 1.4% .............................................
4,495,651
Net Assets 100.0% ...........................................................
$320,924,425
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $8,417,781, representing 2.6% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Massachusetts Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 950,369
Total Corporate Bonds (Cost $ 900,000 ) ........................................
950,369
Municipal Bonds 95.7%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,008,486
Florida 0.8%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 506,988
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 2,800,000 2,366,436
2,873,424
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 125,000 129,884
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 1,115,000 528,461
658,345
Massachusetts 90.2%
City of Newton , GO , 2025 , 4% , 2/01/48 ................................... 4,000,000 3,930,243
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................ 1,685,000 1,416,285
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,078,370
GO , 2022 E , 5% , 11/01/49 ........................................... 3,000,000 3,132,478
GO , 2024 A , 5% , 1/01/49 ............................................ 10,000,000 10,511,240
GO , 2025 C , 5% , 6/01/53 ............................................ 3,500,000 3,686,958
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,094,852
Revenue , 2005 , Refunding , AG, NATL Insured , 5.5% , 1/01/34 ................ 11,900,000 13,731,589
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,871,831
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,908,123
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,256,899
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,206,464
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , 2025 B , 5.25% , 7/01/55 ............................. 5,000,000 5,378,137
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,502,724
Sales Tax , Revenue, Senior Lien , 2024 A , Refunding , 5% , 7/01/48 ............. 3,395,000 3,598,855
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/55 ........................... 2,375,000 2,448,777
Beth Israel Lahey Health Obligated Group , Revenue , 2018 J-2 , 5% , 7/01/30 ...... 3,270,000 3,449,733
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 3,375,000 3,824,800
Beth Israel Lahey Health Obligated Group , Revenue , N , Refunding , 5.25% , 7/01/45 8,830,000 9,428,225
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/48 ........................................................ 4,315,000 4,365,790
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 1,270,000 1,277,891
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,803,391
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 4,985,872
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 6,928,724
Emerson College , Revenue , 2025 , Refunding , 5.25% , 1/01/45 ................ 1,200,000 1,221,305
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,135,954
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/50 ............... 1,250,000 1,263,498

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Lasell Village, Inc. , Revenue , 2025 , Refunding , 5.25% , 7/01/55 ............... $ 1,500,000 $ 1,509,462
Lifespan Corp. Obligated Group , Revenue , 2025 A , 5.5% , 8/15/50 ............. 6,000,000 6,251,795
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 417,278
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 257,719
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 465,241
b
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 446,713
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 4,000,000 3,972,662
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,545,688
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 3,015,487
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 975,646
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,092,138
b
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,064,905
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,531,894
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 4,825,216
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/34 ....... 3,000,000 3,518,372
d
President and Fellows of Harvard College , Revenue , 2025 A-2 , Mandatory Put , 5% ,
11/15/35 ....................................................... 3,000,000 3,543,500
PRG Medford Properties, Inc. , Revenue , 2025 , 5.25% , 6/01/55 ............... 1,000,000 1,048,066
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 728,407
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 470,482
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,495,796
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/50 . 250,000 266,479
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/55 . 500,000 530,763
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,570,049
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,663,392
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 4,040,000 4,055,601
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 1,195,000 941,444
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,714,924
Suffolk University , Revenue , 2021 , AG Insured , 4% , 7/01/51 .................. 5,000,000 4,263,742
d
Trustees of Amherst College , Revenue , 2025 A , Mandatory Put , 5% , 11/01/35 .... 1,250,000 1,476,113
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,818,541
Trustees of Boston College , Revenue , 2025 W , Refunding , 5% , 7/01/55 ......... 3,000,000 3,156,376
Trustees of Boston University , Revenue , 2025 B-2 , Refunding , 5% , 10/01/48 ..... 5,000,000 5,329,639
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,799,096
UMass Memorial Health Care Obligated Group , Revenue , 2025 N-1 , Refunding ,
5.25% , 7/01/50 .................................................. 6,500,000 6,642,518
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 6,007,333
WGBH Educational Foundation , Revenue , 2002 A , AMBAC Insured , 5.75% , 1/01/42 5,100,000 5,975,969
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 2,846,935
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,255,364
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,043,556
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,107,339
Massachusetts Educational Financing Authority ,
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 2,077,182
Revenue , 2025 B , 5.5% , 7/01/55 ...................................... 1,500,000 1,529,850
Revenue, Sub. Lien , 2017 B , Refunding , 4.25% , 7/01/46 .................... 2,410,000 2,188,173
Revenue, Sub. Lien , 2023 C , 5% , 7/01/53 ............................... 4,375,000 4,343,175
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,190,521
Massachusetts Housing Finance Agency ,
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 105,003

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Housing Finance Agency, (continued)
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... $ 45,000 $ 43,854
Revenue , 2024 A-1 , 4.95% , 12/01/64 ................................... 1,000,000 1,005,026
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 903,047
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,466,957
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,805,828
Massachusetts Port Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 610,000 633,319
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,687,410
Revenue , 2019 C , 5% , 7/01/44 ........................................ 1,205,000 1,224,023
Revenue , 2021 B , Refunding , 5% , 7/01/39 ............................... 1,175,000 1,243,070
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/35 .................... 835,000 882,215
Bosfuel Corp. , Revenue , 2019 A , Refunding , 5% , 7/01/36 .................... 800,000 842,171
Massachusetts School Building Authority , Revenue , 2025 B , Refunding , 5% , 2/15/38 . 500,000 576,138
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,075,242
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,082,824
Revenue , 2018 B , 5% , 8/01/43 ........................................ 2,525,000 2,602,676
Revenue , 2024 B , 5% , 8/01/49 ........................................ 4,000,000 4,237,494
Revenue , B , Refunding , AG Insured , 5.25% , 8/01/28 ....................... 5,490,000 5,896,308
University of Massachusetts Building Authority , Revenue, Senior Lien , 2017-1 , 5.25% ,
11/01/42 ........................................................ 5,000,000 5,133,266
302,855,420
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2018
A , Refunding , 5% , 12/15/32 .......................................... 1,000,000 1,061,622
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 887,427
Texas 0.3%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,059,774
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 689,098
Wisconsin 1.6%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 580,000 602,162
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 645,163
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 5,060,000 2,406,319
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 1,200,000 767,302
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,003,376
5,424,322
U.S. Territories 1.5%
Guam 0.2%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/39
600,000 647,593

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. $ 440,000 $ 473,662
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 189,002
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,568,375
4,231,039
Total U.S. Territories .................................................................... 4,878,632
Total Municipal Bonds (Cost $ 325,604,605 ) .....................................
321,396,550
Total Long Term Investments (Cost $ 326,504,605 ) ...............................
322,346,919
a
a a a a
Short Term Investments 2.5%
Municipal Bonds 2.5%
Massachusetts 2.5%
e
Massachusetts Development Finance Agency , Children's Hospital Corp. Obligated
Group (The) , Revenue , 2024 U-1 , Refunding , LOC TD Bank NA , Daily VRDN and
Put , 2.8% , 3/01/48 ................................................. 4,000,000 4,000,000
e
Massachusetts Health & Educational Facilities Authority , Massachusetts Institute of
Technology , Revenue , 2001 J-2 , Daily VRDN and Put , 2.7% , 7/01/31 ........... 4,400,000 4,400,000
8,400,000
Total Municipal Bonds (Cost $ 8,400,000 ) .......................................
8,400,000
Total Short Term Investments (Cost $ 8,400,000 ) .................................
8,400,000
a
Total Investments (Cost $ 334,904,605 ) 98.5% ...................................
$330,746,919
Other Assets, less Liabilities 1.5% .............................................
4,956,391
Net Assets 100.0% ...........................................................
$335,703,310
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $16,994,561, representing 5.1% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Michigan Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,900,738
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,900,738
Municipal Bonds 98.0%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,227,072
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,680,175
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 608,385
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,020,000 5,087,838
10,376,398
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 280,000 290,940
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 4,415,000 2,092,515
2,383,455
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,500,000 2,125,246
State of Illinois , GO , 2024 C , 4% , 10/01/39 ................................ 1,860,000 1,811,524
3,936,770
Michigan 87.3%
Allegan Public School District , GO , 2025 III , 5% , 5/01/50 ...................... 5,310,000 5,536,964
Alma Public Schools , GO , 2025 I , 5.25% , 5/01/55 ........................... 2,000,000 2,089,159
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ...................... 2,000,000 2,095,362
Battle Creek School District , GO , 2022 , 4% , 5/01/45 ......................... 3,000,000 2,947,811
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ........................... 7,330,000 7,071,046
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,031,315
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 1,977,164
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 668,313
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,517,135
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,362,727
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,797,673
Caledonia Community Schools ,
GO , 2023 I , 5% , 5/01/53 ............................................. 2,000,000 2,079,871
GO , 2025 II , 5% , 5/01/50 ............................................ 1,605,000 1,664,840
GO , 2025 II , 5% , 5/01/53 ............................................ 1,000,000 1,038,087
GO , 2025 II , 5% , 5/01/55 ............................................ 1,215,000 1,261,243
Central Michigan University , Revenue , 2021 , Refunding , 3% , 10/01/46 ........... 1,325,000 1,032,198
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 .............. 1,000,000 1,009,049
Charter Township of White Lake ,
GO , 2025 , 5% , 3/01/45 ............................................. 700,000 738,462
GO , 2025 , 4.5% , 3/01/49 ............................................ 2,850,000 2,826,695
GO , 2025 , 4.625% , 3/01/54 .......................................... 2,750,000 2,759,287
City of Albion , Water Supply System , Revenue , 2025 , BAM Insured , 5% , 4/01/55 .... 1,750,000 1,804,860
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ... 1,300,000 1,307,132

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... $ 25,000 $ 25,046
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A , AG
Insured , 5% , 7/01/34 .............................................. 30,000 30,030
City of Grand Rapids ,
GO , 2024 , 5% , 10/01/44 ............................................. 1,645,000 1,765,183
GO , 2024 , 5% , 10/01/49 ............................................. 1,150,000 1,217,102
GO , 2024 , 5% , 10/01/54 ............................................. 1,700,000 1,774,203
GO , 2025 , 5% , 4/01/55 ............................................. 3,000,000 3,141,253
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,079,939
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,022,266
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,072,920
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,195,255
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,531,059
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,533,399
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,537,459
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,092,644
City of Lansing ,
GO , 2023 , AG Insured , 4.25% , 6/01/53 .................................. 2,225,000 2,104,494
GO , 2023 B , Refunding , AG Insured , 5% , 6/01/48 .......................... 9,980,000 10,451,372
Comstock Park Public Schools , GO , 2025 II , 5% , 11/01/53 .................... 5,395,000 5,621,518
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 .......................... 3,000,000 2,749,667
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 835,000 950,335
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 700,000 789,044
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 1,150,000 1,287,089
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,319,147
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,287,997
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,361,449
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,736,243
Crestwood School District , GO , 2025 I , 5% , 5/01/55 ......................... 3,000,000 3,130,571
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 6,590,000 7,016,792
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 516,854
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,028,921
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,028,366
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,026,770
Dexter Community Schools , GO , 2025 , 4.5% , 5/01/55 ........................ 3,000,000 2,952,186
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/34 ....................... 510,000 535,501
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/36 ....................... 1,600,000 1,675,773
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/38 ....................... 1,500,000 1,563,995
Revenue , 2018 , Refunding , AG Insured , 5% , 4/01/43 ....................... 3,000,000 3,066,368
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 .............. 700,000 733,097
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,538,342
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,124,528
GO , 2017 I , 5% , 5/01/42 ............................................. 2,500,000 2,535,234
Eastern Michigan University , Revenue , 2025 , Refunding , BAM Insured , 5.25% , 3/01/50 2,000,000 2,097,173
Farmington Public School District , GO , 2018 , BAM Insured , 4.5% , 5/01/38 ......... 7,225,000 7,376,133
Ferris State University , Revenue , 2025 A , Refunding , AG Insured , 5% , 10/01/49 .... 1,800,000 1,903,005
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................ 2,100,000 2,104,661

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Four Lakes Special Assessment District , Special Assessment , 2025 , AG Insured , 5% ,
6/01/55 ......................................................... $ 1,500,000 $ 1,546,886
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 ......... 2,000,000 2,055,950
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,126,302
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,674,815
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 7,182,017
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 938,477
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,846,042
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,601,739
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,342,084
Water Supply System , Revenue, Senior Lien , 2025 C , Refunding , 5.25% , 7/01/55 . 1,000,000 1,075,511
Grosse Ile Township School District , GO , 2025 II , Refunding , 5% , 5/01/52 ......... 2,000,000 2,085,476
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,069,961
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,015,741
Hemlock Public School District , GO , 2024 III , 5% , 5/01/53 ..................... 1,100,000 1,152,801
Holly Area School District ,
GO , 2025 II , 5% , 5/01/48 ............................................ 625,000 664,014
GO , 2025 II , 5% , 5/01/52 ............................................ 1,000,000 1,052,968
Howell Public Schools , GO , 2025 II , 5% , 5/01/45 ............................ 500,000 532,280
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 ................. 2,500,000 2,553,191
Ingham County Building Authority , Community Mental Health Authority of Clinton Eaton
& Ingham Counties , GO , 2024 , BAM Insured , 5% , 8/01/49 ................... 2,540,000 2,660,345
Jenison Public Schools , GO , 2024 I , 5% , 5/01/49 ........................... 550,000 578,470
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,340,248
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,384,417
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,725,000 1,723,950
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,613,067
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ........................... 2,920,000 2,920,811
L'Anse Creuse Public Schools , GO , 2025 I , 5% , 5/01/49 ...................... 2,250,000 2,373,385
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........ 9,500,000 9,997,191
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,130,307
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,204,136
Lowell Area Schools , GO , 2024 I , 4.125% , 5/01/54 .......................... 2,155,000 2,042,947
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ........... 7,820,000 7,201,737
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,070,746
Mattawan Consolidated School District , GO , 2024 I , 5% , 5/01/54 ................ 1,700,000 1,777,950
Melvindale Northern Allen Park Public Schools ,
GO , 2022 , AG Insured , 4.375% , 5/01/47 ................................. 1,500,000 1,513,398
GO , 2024 , AG Insured , 5% , 5/01/45 .................................... 1,300,000 1,391,587
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 1,925,000 1,374,940
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 4,800,000 3,033,867
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,050,000 1,860,681
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,022,631
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 642,659
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 1,600,000 1,379,281

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
City of Inkster , Revenue , 2024 B , 5% , 11/01/42 ........................... $ 1,420,000 $ 1,531,815
City of Inkster , Revenue , 2024 B , 5% , 11/01/45 ........................... 1,660,000 1,753,594
City of Inkster , Revenue , 2024 B , 5% , 11/01/49 ........................... 2,635,000 2,751,332
City of Inkster , Revenue , 2024 B , 5% , 11/01/54 ........................... 3,820,000 3,964,804
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,776,337
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,459,704
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,004,822
County of Wayne , GO, Second Lien , 2020 , Refunding , BAM Insured , 4% , 11/01/55 4,000,000 3,666,904
Detroit Public Lighting Authority Utility Users Tax , Revenue , 2025 A , Refunding , BAM
Insured , 5% , 7/01/44 .............................................. 500,000 532,457
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,079,844
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,393,047
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 375,948
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 523,417
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 587,133
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 608,391
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 576,118
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 2,780,000 2,240,940
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 647,008
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,292,021
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,601,488
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,818,730
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,834,960
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,020,819
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 7,170,000 6,230,048
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 495,000 493,695
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 293,083
Trinity Health Credit Group , Revenue , 2016 MI , Refunding , 5% , 12/01/45 ........ 110,000 111,169
Trinity Health Credit Group , Revenue , 2016 MI , Refunding , 5% , 12/01/45 ........ 2,100,000 2,104,268
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,039,679
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,327,402
Michigan State Building Authority ,
State of Michigan , Revenue , 2016 I , Refunding , 5% , 4/15/41 ................. 12,000,000 12,159,629
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/46 ................ 9,910,000 9,981,687
State of Michigan , Revenue , 2016 I , Refunding , 5% , 10/15/51 ................ 1,000,000 1,005,736
State of Michigan , Revenue , 2019 I , Refunding , 4% , 4/15/54 ................. 2,000,000 1,825,920
State of Michigan , Revenue , 2022 I , 4% , 10/15/52 ......................... 4,250,000 3,908,456
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , Pre-Refunded , 4% , 11/15/33 . 5,370,000 5,535,793
Ascension Health Credit Group , Revenue , 2010 F-7 , Pre-Refunded , 5% , 11/15/47 . 10,000,000 10,213,137
Ascension Health Credit Group , Revenue , 2010 F-8 , Pre-Refunded , 5% , 11/15/46 . 2,550,000 2,604,350
Corewell Health Obligated Group , Revenue , 2025 A , 5% , 8/15/46 .............. 1,000,000 1,055,003
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 10,500,000 8,775,633
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,428,278
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,832,763
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 2,074,755
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 4,000,000 2,637,186
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,241,704

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Housing Development Authority, (continued)
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... $ 5,000,000 $ 5,025,115
Revenue , 2025 A , 5% , 12/01/55 ....................................... 5,000,000 5,052,808
Revenue , 2025 C , 5.1% , 6/01/56 ...................................... 3,000,000 3,047,413
Michigan State University , Revenue , 2025 A , Refunding , 5% , 2/15/55 ............ 5,000,000 5,291,628
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,279,392
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 6,878,428
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,401,334
Revenue , 2023 A , AG Insured , 5% , 10/01/47 ............................. 3,515,000 3,617,273
Revenue , 2023 A , AG Insured , 5.25% , 10/01/52 ........................... 1,000,000 1,037,206
Revenue , 2023 C , AG Insured , 5.25% , 10/01/53 ........................... 2,000,000 2,107,786
Monroe Public Schools , GO , 2020 I , 5% , 5/01/45 ............................ 2,465,000 2,551,601
Oakland University ,
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 4,959,896
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,265,441
Okemos Public Schools , GO , 2024 II , 5% , 5/01/54 ........................... 2,335,000 2,440,391
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ...................... 7,000,000 6,565,782
Portage Public Schools , GO , 2025 , BAM Insured , 4.25% , 11/01/47 .............. 2,000,000 1,954,741
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 ................. 2,800,000 2,812,193
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,195,969
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,254,394
Saline Area Schools , GO , 2016 , 5% , 5/01/36 ............................... 2,950,000 2,962,846
South Redford School District ,
GO , 2024 , 5% , 5/01/48 ............................................. 500,000 527,531
GO , 2024 , 5% , 5/01/51 ............................................. 300,000 314,522
Southfield Public Schools ,
GO , 2025 , 5.25% , 5/01/50 ........................................... 3,235,000 3,447,784
GO , 2025 , 5.25% , 5/01/55 ........................................... 5,750,000 6,096,319
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 ............................. 5,750,000 5,848,435
Spring Lake Public Schools , GO , 2025 II , 5% , 5/01/45 ........................ 750,000 799,022
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................ 2,000,000 2,145,651
Swartz Creek Community Schools , GO , 2025 I , 5% , 5/01/49 ................... 3,000,000 3,166,893
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,063,755
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,683,428
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 205,000 201,075
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 1,035,000 1,027,699
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 1,006,872
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,015,704
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,785,605
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,813,660
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,158,528
Walled Lake Consolidated School District , GO , 2024 , 5% , 5/01/54 ............... 1,800,000 1,876,089
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 7,955,049
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,572,729
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 3,670,000 3,794,992
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,768,797

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Wayne State University ,
Revenue , 2018 A , 5% , 11/15/43 ....................................... $ 4,500,000 $ 4,625,445
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,279,012
Wayne-Westland Community Schools , GO , 2022 , 3% , 11/01/44 ................. 2,830,000 2,242,575
Western Michigan University , Revenue , 2019 A , Refunding , 5% , 11/15/44 ......... 2,315,000 2,385,827
Western School District , GO , 2022 , 5.25% , 5/01/52 .......................... 2,000,000 2,113,121
Williamston Community Schools School District , GO , 2024 , 5% , 5/01/54 .......... 2,000,000 2,109,015
Woodhaven-Brownstown School District ,
GO , 2025 III , 5% , 11/01/51 ........................................... 525,000 547,059
GO , 2025 III , 5% , 5/01/55 ............................................ 5,500,000 5,739,398
Zeeland Public Schools , GO , 2025 III , Refunding , AG Insured , 5% , 5/01/45 ........ 310,000 327,996
583,064,013
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/50 ...................... 500,000 460,731
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 600,000 453,564
914,295
New York 1.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 9,300,000 8,430,422
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 887,427
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 273,584
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 244,852
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,649,436
3,167,872
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,550,471
Wisconsin 3.0%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,305,000 1,354,865
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,451,615
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,050,000 9,534,920
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 12,000,000 7,673,019
20,014,419
U.S. Territories 2.6%
Guam 0.7%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,764,983
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,812,138
Water and Wastewater System , Revenue , 2025 A , 5.5% , 7/01/45 .............. 1,000,000 1,068,241
4,645,362

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.9%
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 12,900,000 $ 12,577,059
Total U.S. Territories .................................................................... 17,222,421
Total Municipal Bonds (Cost $ 679,238,178 ) .....................................
654,175,035
Total Long Term Investments (Cost $ 681,038,178 ) ...............................
656,075,773
a
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
Michigan 0.9%
d
Grand Traverse County Hospital Finance Authority , Munson Healthcare Obligated
Group , Revenue , 2019 C , Refunding , LOC PNC Bank NA , Daily VRDN and Put ,
2.8% , 7/01/41 .................................................... 1,800,000 1,800,000
d
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 2.85% ,
6/01/34 ......................................................... 4,300,000 4,300,000
6,100,000
Total Municipal Bonds (Cost $ 6,100,000 ) .......................................
6,100,000
Total Short Term Investments (Cost $ 6,100,000 ) .................................
6,100,000
a
Total Investments (Cost $ 687,138,178 ) 99.2% ...................................
$662,175,773
Other Assets, less Liabilities 0.8% .............................................
5,327,501
Net Assets 100.0% ...........................................................
$667,503,274
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $19,908,191, representing 3.0% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Minnesota Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,513,631
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,419,566
6,933,197
Minnesota 96.2%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37 29,905,000 29,094,539
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,235,991
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 8,982,471
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,584,694
b
Becker Independent School District No. 726 , GO , 2022 A , 4.43%, 2/01/41 ......... 1,000,000 517,849
Brainerd Independent School District No. 181 , GO , 2018 A , 4% , 2/01/43 .......... 1,900,000 1,901,282
City of Center City ,
Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% , 11/01/41 ...... 1,000,000 967,400
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/44 ...... 1,160,000 1,198,015
Hazelden Betty Ford Foundation , Revenue , 2025 , Refunding , 5% , 11/01/47 ...... 1,000,000 1,022,199
City of Cold Spring , GO , 2024 A , BAM Insured , 4% , 2/01/54 ................... 1,050,000 974,680
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,717,285 4,203,505
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 ..................... 3,605,000 3,405,329
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 361,241
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 756,289
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 822,083
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,111,870 9,217,467
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 16,623,387
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,456,285
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,800,013
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,238,445 6,059,571
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,680,195
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,320,669
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AG Insured ,
5% , 11/15/44 ................................................... 10,000,000 10,002,177
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,469,088
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/49 ................................................... 6,000,000 6,067,987
c
City of Mounds View , OAHS Sibley TC LLLP , Revenue , 2024 , Mandatory Put , 3.375% ,
3/01/28 ......................................................... 4,500,000 4,516,320
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,415,505
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... 8,315,000 8,368,021
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,932,817
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,133,454
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,918,924
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 4,000,000 3,809,162
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,643,121
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 1,000,000 1,032,015
Mayo Clinic , Revenue , 2025 A , 4.25% , 11/15/50 ........................... 3,000,000 2,924,047
Mayo Clinic , Revenue , 2025 A , 4.375% , 11/15/53 .......................... 1,750,000 1,740,494

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ $ 7,310,000 $ 7,315,534
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 2,650,000 2,653,285
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,170,409
CentraCare Health System Obligated Group , Revenue , 2024 , Refunding , 5% ,
5/01/54 ........................................................ 1,000,000 1,028,796
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 ....................... 13,340,000 13,136,244
City of Virginia ,
GO , 2024 A , 4.375% , 2/01/34 ......................................... 1,000,000 1,027,005
GO , 2024 A , 4.5% , 2/01/37 ........................................... 1,605,000 1,639,593
GO , 2024 A , 5% , 2/01/41 ............................................ 825,000 860,427
GO , 2025 A , 5.625% , 2/01/44 ......................................... 1,035,000 1,055,575
GO , 2025 A , 5.75% , 2/01/47 .......................................... 1,225,000 1,248,074
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 ................. 1,900,000 1,985,012
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................ 3,115,000 2,485,444
County of Rice , GO , 2022 A , 4% , 2/01/48 ................................. 5,200,000 5,022,191
Dakota County Community Development Agency ,
Revenue , 2011 A , GNMA Insured , 4.875% , 12/01/33 ....................... 330,000 330,097
Roers Burnsville Affordable Apartments Owner LLC , Revenue , 2024 , FNMA Insured ,
4.2% , 5/01/43 ................................................... 1,000,000 984,396
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ... 2,965,000 2,727,973
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,963,866
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,212,637
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 153,213
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 157,559
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 712,189
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 465,295
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 563,069
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 674,598
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 546,402
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 444,562
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 416,112
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 387,460
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 410,390
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 255,065
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,311,338
b
Duluth Independent School District No. 709 ,
GO , 2021 C , 3.23%, 2/01/29 ......................................... 1,870,000 1,690,470
GO , 2021 C , 3.27%, 2/01/30 ......................................... 1,275,000 1,114,600
GO , 2021 C , 3.29%, 2/01/31 ......................................... 1,325,000 1,120,777

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
b
Duluth Independent School District No. 709, (continued)
GO , 2021 C , 3.36%, 2/01/32 ......................................... $ 1,080,000 $ 880,728
GO , 2021 C , 3.46%, 2/01/33 ......................................... 1,075,000 842,211
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........ 2,000,000 2,073,880
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,929,419
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,227,059
b
Hastings Independent School District No. 200 ,
GO , 2018 A , 4.12%, 2/01/38 .......................................... 4,685,000 2,865,464
GO , 2018 A , 4.29%, 2/01/39 .......................................... 4,685,000 2,692,615
GO , 2018 A , 4.54%, 2/01/40 .......................................... 4,685,000 2,498,672
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,057,118
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,178,441
Hopkins Independent School District No. 270 , GO , 2019 A , 3% , 2/01/34 .......... 2,450,000 2,415,385
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ........... 1,300,000 1,310,195
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 .......... 2,730,000 2,322,271
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 3,014,607
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,280,065
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,378,316
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,486,952
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,867,293
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 1,870,000 1,909,815
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,107,931
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 20,996,121
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,585,339
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 6,000,000 6,240,102
Minnesota Health & Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,476,050
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 129,621
St. Catherine University , Revenue , 2018 A , Refunding , 5% , 10/01/45 ........... 2,075,000 2,038,042
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 596,149
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 741,447
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,872,006
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 264,232
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 247,844
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 365,460
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 228,029
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,000,000 872,121
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 758,188
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,176,315
Minnesota Higher Education Facilities Authority , University of St. Thomas , Revenue ,
2024 A , 5% , 10/01/49 ............................................... 4,000,000 4,125,392
Minnesota Housing Finance Agency ,
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,483,250
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 799,414
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,939,987
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,163,064
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 970,000 989,068
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 965,000 963,266
State of Minnesota , Revenue , 2009 , 4% , 8/01/29 .......................... 1,365,000 1,365,251
State of Minnesota , Revenue , 2011 , 5% , 8/01/31 .......................... 2,225,000 2,229,224

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
State of Minnesota , Revenue , 2020 D , 4% , 8/01/42 ........................ $ 1,815,000 $ 1,825,762
c
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 11,550,000 11,703,176
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,178,343
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 ....... 3,795,000 3,333,999
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 4,000,000 3,932,000
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 4,975,000 4,254,546
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 18,177,553
Osseo Independent School District No. 279 , GO , 2024 A , 4% , 2/01/43 ............ 4,920,000 4,934,557
b
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , 3.11%, 2/01/27 .......................................... 8,545,000 8,243,244
GO , 2018 B , 2.94%, 2/01/28 ......................................... 13,055,000 12,258,885
GO , 2018 B , 3.43%, 2/01/30 ......................................... 9,010,000 7,826,482
GO , 2018 B , 3.45%, 2/01/31 ......................................... 5,310,000 4,456,084
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47 3,000,000 2,035,035
Redwood Area Schools Independent School District No. 2897 , GO , 2024 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,003,550
Robbinsdale Independent School District No. 281 ,
GO , 2024 A , 4% , 2/01/43 ............................................ 500,000 503,813
GO , 2024 A , 4% , 2/01/44 ............................................ 450,000 450,750
GO , 2024 A , 4% , 2/01/45 ............................................ 415,000 412,320
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,964,254
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 4,952,025
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,039,457
b
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , 4.24%, 2/01/36 ......................................... 3,000,000 1,966,862
GO , 2016 B , 4.35%, 2/01/37 ......................................... 2,820,000 1,751,672
GO , 2016 B , 4.47%, 2/01/38 ......................................... 5,220,000 3,065,946
GO , 2016 B , 4.57%, 2/01/39 ......................................... 3,020,000 1,676,347
Sauk Centre Public Utilities Commission ,
Electric , Revenue , 2024 A , AG Insured , 4.25% , 12/01/44 .................... 395,000 395,379
Electric , Revenue , 2024 A , AG Insured , 4.5% , 12/01/53 ..................... 335,000 332,423
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 8,073,820
Southern Minnesota Municipal Power Agency ,
b
Revenue , 1994 A , NATL Insured , 3.24%, 1/01/26 .......................... 5,395,000 5,379,723
b
Revenue , 1994 A , NATL Insured , 3.48%, 1/01/27 .......................... 6,600,000 6,359,276
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,088,947
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,273,744
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,338,800
Revenue , 2025 A , Refunding , 5% , 1/01/45 ............................... 400,000 432,123
Revenue , 2025 A , Refunding , 5% , 1/01/46 ............................... 500,000 536,001
St. Cloud Independent School District No. 742 , COP , 2017 A , 4% , 2/01/38 ......... 1,000,000 1,000,238
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........ 3,350,000 3,155,628
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 290,288
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 1,020,786
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,042,375
State of Minnesota ,
GO , 2023 B , 4% , 8/01/43 ............................................ 4,745,000 4,772,256

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
State of Minnesota, (continued)
Department of Iron Range Resources & Rehabilitation , Revenue , 2025 A , 5% ,
10/01/45 ....................................................... $ 1,000,000 $ 1,065,196
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 770,421
University of Minnesota ,
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,272,324
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,073,394
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,214,381
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,214,694
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,324,858
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,072,294
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,144,144
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,300,536
Virginia Housing & Redevelopment Authority ,
County of St. Louis , Revenue , 2025 A , 5% , 4/01/50 ........................ 670,000 691,178
County of St. Louis , Revenue , 2025 A , 5% , 4/01/55 ........................ 885,000 908,910
County of St. Louis , Revenue , 2025 A , 5% , 4/01/60 ........................ 1,130,000 1,145,137
Waconia Independent School District No. 110 , GO , 2025 A , Refunding , 4% , 2/01/41 . 1,270,000 1,296,995
b
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , 3.85%, 2/01/33 .......................................... 2,470,000 1,884,050
GO , 2020 A , 3.96%, 2/01/34 .......................................... 2,470,000 1,798,829
GO , 2020 A , 4.29%, 2/01/37 .......................................... 2,470,000 1,544,364
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,691,113
Western Minnesota Municipal Power Agency , Revenue , 2018 A , 5% , 1/01/49 ....... 5,000,000 5,069,544
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 199,503
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 148,937
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 123,361
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 265,413
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 370,741
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 566,373
607,006,521
South Carolina 0.5%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 3,105,994
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,027,927
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,808,883
Wisconsin 0.2%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,693,551
Total Municipal Bonds (Cost $ 640,740,707 ) .....................................
623,576,073
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 193 .
Short Term Investments 0.2%
a a
Principal
Amount
a
Value
Municipal Bonds 0.2%
Minnesota 0.2%
d
City of Rochester , Mayo Clinic , Revenue , 2025 D , LOC Barclays Bank plc , Daily VRDN
and Put , 2% , 11/15/64 .............................................. $ 1,150,000 $ 1,150,000
Total Municipal Bonds (Cost $ 1,150,000 ) .......................................
1,150,000
Total Short Term Investments (Cost $ 1,150,000 ) .................................
1,150,000
a
Total Investments (Cost $ 641,890,707 ) 99.0% ...................................
$624,726,073
Other Assets, less Liabilities 1.0% .............................................
6,184,593
Net Assets 100.0% ...........................................................
$630,910,666
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $35,753,128, representing 5.7% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Missouri Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.8%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 5,544,000 $ 4,936,623
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 574,586
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,200,000 5,239,966
10,751,175
Georgia 0.3%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 540,000 561,099
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 2,355,000 1,116,166
1,677,265
Missouri 88.9%
Affton School District No. 101 ,
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 307,254
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,666,130
Bi-State Development Agency of the Missouri-Illinois Metropolitan District , Revenue ,
2020 A , Refunding , 4% , 10/01/44 ...................................... 4,500,000 4,399,470
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 3,014,786
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,362,391
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 3,500,000 3,356,314
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,890,402
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,149,245
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 1,005,111
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 2,003,749
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 2,000,852
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,676,026
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,796,969
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,316,342
Sanitary Sewer System , Revenue, Sub. Lien , 2018 A , 4% , 1/01/35 ............. 1,500,000 1,527,843
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,052,185
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 515,293
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,624,640
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AG Insured , 5% ,
2/01/47 ......................................................... 1,775,000 1,800,451
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,956,565
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 1,018,572
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 1,006,205
City of Springfield ,
Revenue , 2023 , 4.375% , 11/01/42 ..................................... 500,000 512,491
Public Utility , COP , 2025 , 4% , 11/01/47 .................................. 20,000,000 18,984,496
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 ..................... 1,000,000 914,061
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,344,315
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/35 ............... 1,000,000 1,021,289
Airport , Revenue , 2017 D , Refunding , AG Insured , 5% , 7/01/36 ............... 2,125,000 2,166,597
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,758,711
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/49 ...................... 6,480,000 6,915,006

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2024 A , AG Insured , 5.25% , 7/01/54 ...................... $ 2,000,000 $ 2,123,425
City of University City , COP , 2024 , 5% , 4/01/49 ............................. 1,205,000 1,259,271
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,498,664
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,805,537
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 518,458
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 354,819
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,551,107
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,636,966
County of Phelps ,
Phelps County Regional Medical Center , Revenue , 2025 , 5.375% , 12/01/50 ...... 2,500,000 2,567,294
Phelps County Regional Medical Center , Revenue , 2025 , 6% , 12/01/55 ......... 2,500,000 2,690,948
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,012,156
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,301,280
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 883,246
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 876,337
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,650,057
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,254,901
BJC Healthcare Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 ...... 4,030,000 4,061,936
BJC Healthcare Obligated Group , Revenue , 2018 A , Refunding , 5% , 11/15/43 .... 2,000,000 2,038,829
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,849,902
BJC Healthcare Obligated Group , Revenue , 2025 A , 4.25% , 4/01/55 ........... 5,000,000 4,689,545
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,748,395
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,845,835
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,919,679
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,649,670
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,648,904
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,938,459
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 3,912,642
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,322,207
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,042,160
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,756,154
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,732,671
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 2,051,246
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 4,900,000 4,450,127
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/44 ........................................................ 1,050,000 1,074,836
Lutheran Senior Services Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
2/01/54 ........................................................ 1,750,000 1,739,508
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 4,872,141
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 3,891,128
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,965,554
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 758,008
Maryville University of St. Louis , Revenue , 2025 A , 5.25% , 6/15/35 ............. 2,610,000 2,853,959

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Maryville University of St. Louis , Revenue , 2025 A , 5% , 6/15/40 ............... $ 1,935,000 $ 1,991,651
Maryville University of St. Louis , Revenue , 2025 A , 5.5% , 6/15/47 .............. 3,000,000 3,047,857
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,713,417
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,886,583
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,042,823
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,755,966
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 18,747,189
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,507,414
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,633,230
SSM Health Care Obligated Group , Revenue , 2022 A , 5% , 6/01/52 ............ 5,000,000 5,274,747
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,328,346
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,597,318
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 367,634
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 425,208
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 794,365
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 70,275
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 153,966
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 162,715
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 428,377
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,219,079
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,331,401
Joplin Industrial Development Authority ,
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/43 510,000 492,102
Freeman Health System Obligated Group , Revenue , 2024 , Refunding , 4% , 2/15/44 380,000 361,783
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,020,064
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,048,155
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,010,874
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 30,971,555
City of Kansas City Airport , Revenue , 2019 B , AG Insured , 5% , 3/01/49 ......... 8,000,000 8,069,623
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,106,384
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ........... 4,000,000 3,954,693
Maplewood-Richmond Heights School District , GO , 2025 , 5% , 3/01/45 ........... 1,390,000 1,467,364
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 24,897,037
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,148,776
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 967,780
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,847,646
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,712,899
City of Independence , Revenue , 2025 A , AG Insured , 5% , 12/01/54 ............ 1,225,000 1,260,030
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,183,617
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,586,020
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 788,600
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,459,052
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,959,404
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,747,080
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,991,606
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,900,000 1,865,023
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,370,000 2,279,253

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue , 2024 G , GNMA Insured , 4.5% , 11/01/54 ......................... $ 3,725,000 $ 3,642,819
Missouri Joint Municipal Electric Utility Commission , MoPEP 1 Pool Fund , Revenue ,
2018 , 5% , 12/01/43 ................................................ 2,000,000 2,026,645
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ... 5,050,000 4,920,799
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 1,370,000 1,361,253
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,584,088
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ...................... 1,470,000 1,469,062
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,607,337
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ................... 2,000,000 2,004,869
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 .... 5,000,000 4,871,807
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,660,074
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,002,625
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,911,784
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,955,106
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 5,635,000 4,592,382
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,085,450
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,011,489
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,563,029
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/45 .................. 5,685,000 5,845,899
City of St. Louis , Revenue , 2020 , AG Insured , 5% , 10/01/49 .................. 2,175,000 2,226,221
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48 2,800,000 2,648,532
St. Louis School District , GO , 2023 , AG Insured , 4% , 4/01/43 .................. 7,000,000 7,025,050
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ........... 4,000,000 4,010,504
Waynesville R-VI School District , COP , 2025 , 4.625% , 4/15/50 ................. 10,000,000 9,942,087
560,506,614
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,453,227
Texas 0.7%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,852,940
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 2.5% , 9/01/41 ............................... 525,000 386,549
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,422,341
4,661,830
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,636,608
Wisconsin 2.4%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,530,000 2,626,673
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,532,260
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 10,690,000 5,083,706
a
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,358,734

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
a,b
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. $ 4,825,000 $ 3,085,193
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,505,064
15,191,630
U.S. Territories 2.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,839,571
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,750,000 1,773,327
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,336,610
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 5,849,795
8,959,732
Total U.S. Territories .................................................................... 14,799,303
Total Municipal Bonds (Cost $ 628,257,475 ) .....................................
610,677,652
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
Missouri 2.1%
c
Health & Educational Facilities Authority of the State of Missouri ,
SSM Health Care Obligated Group , Revenue , 2014 F , Daily VRDN and Put , 2.9% ,
6/01/44 ........................................................ 7,900,000 7,900,000
Washington University (The) , Revenue , 2000 C , SPA US Bank NA , Daily VRDN and
Put , 2.8% , 3/01/40 ............................................... 5,300,000 5,300,000
13,200,000
Total Municipal Bonds (Cost $ 13,200,000 ) ......................................
13,200,000
Total Short Term Investments (Cost $ 13,200,000 ) ................................
13,200,000
a
Total Investments (Cost $ 641,457,475 ) 98.9% ...................................
$623,877,652
Other Assets, less Liabilities 1.1% .............................................
6,699,286
Net Assets 100.0% ...........................................................
$630,576,938
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $18,807,979, representing 3.0% of net assets.
b
The rate shown represents the yield at period end.
c
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin New Jersey Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,689,546
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,689,546
Municipal Bonds 95.3%
California 0.1%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,092,526
Delaware 1.8%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,369,485
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,701,164
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,335,000 1,423,189
15,493,838
Florida 1.1%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 4,039,055
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 574,586
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 5,350,000 4,521,584
9,135,225
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 430,000 446,801
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 2,525,000 1,196,738
1,643,539
New Jersey 77.5%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AG Insured , 4% , 7/01/47 ............................................ 1,500,000 1,396,880
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 264,490
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/42 ..................... 1,180,000 1,193,342
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,961,022
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,781,436
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,189,696
Casino Reinvestment Development Authority, Inc. ,
Revenue , 2024 A , Refunding , AG Insured , 4% , 11/01/44 ..................... 1,350,000 1,286,277
Revenue , 2024 B , AG Insured , 5% , 11/01/42 ............................. 1,200,000 1,284,243
Revenue , 2024 B , AG Insured , 5% , 11/01/43 ............................. 825,000 874,616
Revenue , 2024 B , AG Insured , 5% , 11/01/44 ............................. 950,000 1,000,465
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5% , 11/15/42 ........... 1,000,000 1,085,565
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 5.375% , 11/15/52 ........ 1,500,000 1,621,392
Mass Transit Access Tax , Revenue , 2022 , AG Insured , 6% , 11/15/62 ........... 1,000,000 1,117,206
County of Monmouth ,
GO , 2025 ABCE , 5% , 3/01/37 ........................................ 6,780,000 7,915,956
GO , 2025 ABCE , 5% , 3/01/38 ........................................ 3,580,000 4,138,663
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 992,084
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,035,855

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Cumberland County Improvement Authority (The), (continued)
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ $ 1,020,000 $ 1,053,790
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,103,042
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,848,397
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,638,528
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,377,005
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ 4,925,000 4,255,063
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/40 ............................................ 375,000 387,638
b
North Star Academy Charter School of Newark, Inc. , Revenue , 144A, 2024 A ,
Refunding , 5% , 7/15/54 ............................................ 500,000 499,995
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 772,470
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 718,078
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 613,322
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,110,915
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 5,109,623
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,186,793
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/43 .................. 1,200,000 1,307,987
Rowan University , Revenue , 2025 , Refunding , 5% , 7/01/44 .................. 1,400,000 1,511,551
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 1,010,291
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,021,937
Jersey City Municipal Utilities Authority ,
Sewer Fund , Revenue , 2025 E , BAM Insured , 5.75% , 10/15/55 ............... 1,350,000 1,518,864
Water Fund , Revenue , 2024 C , AG Insured , 5.25% , 10/15/54 ................. 1,500,000 1,598,650
Middlesex County Improvement Authority , Rutgers The State University of New Jersey ,
Revenue , 2023 A , 5% , 8/15/53 ........................................ 1,050,000 1,100,087
Monmouth County Improvement Authority (The) , Little Silver School District , Revenue ,
2022 C , 5% , 8/15/39 ............................................... 1,045,000 1,163,171
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,056,962
New Jersey Economic Development Authority ,
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/35 ...................... 500,000 539,773
Advanced Schools, Inc. , Revenue , 2025 , 5% , 11/01/45 ...................... 675,000 683,511
Advanced Schools, Inc. , Revenue , 2025 , 5.125% , 11/01/55 .................. 900,000 900,967
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,442,912
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,378,199
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/37 ... 250,000 253,769
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 19,175,000 19,184,006
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 644,204
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 600,642
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,414,873
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AG Insured ,
5% , 6/01/42 .................................................... 6,000,000 6,080,099
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,713,360
State of New Jersey , Revenue , 2005 N-1 , Refunding , NATL Insured , 5.5% , 9/01/27 8,660,000 9,090,609
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/39 ..................... 2,500,000 2,521,696
State of New Jersey , Revenue , 2021 QQQ , 4% , 6/15/46 ..................... 1,250,000 1,183,341
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 5,000,000 5,150,659
New Jersey Educational Facilities Authority ,
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/34 ........ 2,205,000 2,208,217

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Kean University , Revenue , 2015 H , Refunding , AG Insured , 5% , 7/01/35 ........ $ 5,000,000 $ 5,007,130
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,157,850
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,115,398
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AG Insured , 5% ,
7/01/43 ........................................................ 1,000,000 1,078,275
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AG Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,072,697
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 400,323
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,300,730
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,970,862
Seton Hall University , Revenue , 2020 C , AG Insured , 3.25% , 7/01/49 ........... 1,150,000 945,784
Seton Hall University , Revenue , 2020 C , AG Insured , 4% , 7/01/50 ............. 1,850,000 1,743,791
State of New Jersey , Revenue , 2023 A , 4.625% , 9/01/48 .................... 2,000,000 2,044,174
State of New Jersey , Revenue , 2023 A , 5.25% , 9/01/53 ..................... 2,000,000 2,101,048
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 250,000 258,374
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,637,267
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,430,000 9,530,586
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,104,279
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,074,592
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,351,593
Trustees of Princeton University (The) , Revenue , 2024 A-2 , 5% , 3/01/40 ........ 2,160,000 2,437,501
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,768,712
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 13,500,000 14,643,900
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 85,000 85,079
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 9,933,748
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 773,103
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 790,094
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,260,066
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,543,876
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,084,741
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,144,004
Inspira Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% , 7/01/54 .... 6,000,000 6,367,718
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,052,567
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,489,006
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,862,874
State of New Jersey , Revenue , 2024 , Refunding , 5% , 9/15/27 ................ 2,000,000 2,084,281
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,020,384
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 3,991,520
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,212,331
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,346,289
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 1,780,000 1,728,038
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,539,083
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 2,989,605
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 3,065,504
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 2,017,025
Revenue , 2025 1-C , Refunding , 5.5% , 12/01/55 ........................... 3,000,000 3,065,520

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, (continued)
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... $ 3,415,000 $ 3,348,817
Revenue, Senior Lien , 2025 1-A , Refunding , 5% , 12/01/35 ................... 1,500,000 1,615,338
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ 1,100,000 1,067,559
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 424,532
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,846,062
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,425,965
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 6,234,966
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,328,300
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,652,029
Revenue , 2024 D-1 , GNMA Insured , 5.1% , 11/01/45 ........................ 3,000,000 3,112,842
Revenue , 2025 M , 5.05% , 10/01/45 .................................... 2,500,000 2,598,676
Montgomery Gateway Preservation LP , Revenue , 2025 A , FNMA Insured , 4.55% ,
5/01/41 ........................................................ 4,225,000 4,463,231
New Jersey Infrastructure Bank ,
Revenue , 2022 A-2 , 5% , 9/01/52 ...................................... 6,070,000 6,397,393
Revenue , 2024 A-W1 , 5% , 9/01/49 ..................................... 2,000,000 2,143,328
New Jersey Institute of Technology ,
Revenue , 2025 A , Refunding , BAM Insured , 5% , 7/01/44 .................... 5,300,000 5,744,267
Revenue , 2025 A , Refunding , BAM Insured , 5.25% , 7/01/55 .................. 1,750,000 1,892,948
New Jersey Transportation Trust Fund Authority ,
c
State of New Jersey , Revenue , 2006 C , AG Insured , 3.22%, 12/15/33 ........... 10,000,000 7,751,827
c
State of New Jersey , Revenue , 2009 A , 3.22%, 12/15/32 .................... 10,000,000 8,000,570
c
State of New Jersey , Revenue , 2009 A , 3.64%, 12/15/36 .................... 500,000 337,020
c
State of New Jersey , Revenue , 2009 A , BAM Insured , 3.87%, 12/15/39 ......... 10,000,000 5,864,376
c
State of New Jersey , Revenue , 2010 A , 3.09%, 12/15/29 .................... 5,000,000 4,421,718
c
State of New Jersey , Revenue , 2010 A , 4.09%, 12/15/40 .................... 4,750,000 2,600,294
State of New Jersey , Revenue , 2019 BB , 4% , 6/15/44 ...................... 6,000,000 5,748,692
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 8,435,000 8,732,183
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 3,670,000 3,381,762
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 2,000,000 1,959,931
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/42 ...................... 2,400,000 2,326,399
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 7,325,000 6,934,376
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 1,250,000 1,493,217
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,424,630
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,739,698
State of New Jersey , Revenue , 2023 BB , 5.25% , 6/15/50 .................... 2,000,000 2,109,369
State of New Jersey , Revenue , 2024 CC , 4.125% , 6/15/50 ................... 1,250,000 1,174,819
State of New Jersey , Revenue , 2024 CC , 5.25% , 6/15/50 .................... 9,555,000 10,130,572
New Jersey Turnpike Authority ,
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 1,345,000 1,383,183
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 4,935,533
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 15,864,949
Revenue , 2021 A , 4% , 1/01/51 ........................................ 4,010,000 3,808,562
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,092,137
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,448,162
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,132,751
Revenue , 2024 C , Refunding , 5% , 1/01/42 ............................... 13,900,000 15,071,421
Revenue , 2024 C , Refunding , 5% , 1/01/43 ............................... 7,360,000 7,913,059
Revenue , 2025 A , 5.25% , 1/01/55 ..................................... 10,000,000 10,797,093
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 621,963
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 656,917
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 646,975

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Newark Board of Education, (continued)
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... $ 700,000 $ 592,977
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 19,245,000 19,364,252
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 175,000 179,433
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 689,062
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,020,523
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,024,090
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.125% ,
7/01/33 ........................................................ 715,000 731,576
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 4.5% ,
7/01/40 ........................................................ 1,000,000 1,009,129
Paterson Charter School for Science and Technology, Inc. , Revenue , 2025 , 5% ,
7/01/44 ........................................................ 625,000 631,390
South Jersey Port Corp. ,
Revenue, Sub. Lien , 2017 B , 5% , 1/01/34 ............................... 625,000 644,061
Revenue, Sub. Lien , 2017 B , 5% , 1/01/35 ............................... 1,760,000 1,811,436
Revenue, Sub. Lien , 2017 B , 5% , 1/01/48 ............................... 4,625,000 4,635,388
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,901,739
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 6,000,000 6,027,182
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,748,467
Revenue , 2025 A , Refunding , BAM Insured , 5% , 11/01/39 ................... 2,120,000 2,360,914
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ 4,500,000 4,819,222
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,438,645
GO , 2020 A , 4% , 6/01/32 ............................................ 10,000,000 10,790,395
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 .. 17,000,000 17,055,197
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ........... 5,500,000 5,308,791
647,869,786
New York 2.9%
Port Authority of New York & New Jersey ,
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,361,794
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 7,500,000 7,904,745
Revenue , 250 , Refunding , 5% , 10/15/47 ................................. 2,500,000 2,682,184
Revenue , 250 , Refunding , 5.25% , 10/15/51 .............................. 6,400,000 6,954,795
23,903,518
Oregon 0.2%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,076,038
Pennsylvania 5.9%
Delaware River Joint Toll Bridge Commission , Revenue , 2017 , 5% , 7/01/42 ........ 19,500,000 19,907,068
Delaware River Port Authority ,
Revenue , 2018 A , 5% , 1/01/38 ........................................ 7,010,000 7,357,833
Revenue , 2018 A , 5% , 1/01/39 ........................................ 3,650,000 3,833,352
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 10,034,201
Revenue , 2025 , Refunding , 5% , 1/01/39 ................................. 2,000,000 2,270,989
Revenue , 2025 , Refunding , 5% , 1/01/40 ................................. 5,000,000 5,630,184
49,033,627

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 950,000 $ 843,056
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,852,940
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,043,851
3,896,791
Washington 0.1%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,205,922
Wisconsin 1.5%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 2,015,000 2,091,994
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,209,679
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 11,450,000 5,445,129
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 3,225,000 2,062,124
b
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 2,000,000 2,006,753
12,815,679
U.S. Territories 3.4%
Guam 2.0%
Antonio B Won Pat International Airport Authority , Revenue , 2024 A , 5.25% , 10/01/43 1,000,000 1,038,431
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 850,000 857,277
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 5,700,000 5,901,375
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 6,300,000 6,613,043
Guam Power Authority , Revenue , 2024 A , Refunding , 5% , 10/01/39 .............. 500,000 540,095
Territory of Guam ,
Revenue , 2025 G , Refunding , 5.25% , 1/01/39 ............................ 500,000 547,835
Revenue , 2025 G , Refunding , 5.25% , 1/01/40 ............................ 1,000,000 1,086,699
16,584,755
Puerto Rico 1.4%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,200,000 1,215,996
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 10,000,000 9,749,658
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 850,000 802,459
11,768,113
Total U.S. Territories .................................................................... 28,352,868
Total Municipal Bonds (Cost $ 804,203,129 ) .....................................
797,362,413
Total Long Term Investments (Cost $ 805,803,129 ) ...............................
799,051,959
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 193 .
Short Term Investments 2.5%
a a
Principal
Amount
a
Value
Municipal Bonds 2.5%
New Jersey 2.5%
d
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.5% , 7/01/43 .................................. $ 4,285,000 $ 4,285,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 1.4% , 7/01/43 .................................. 16,885,000 16,885,000
21,170,000
Total Municipal Bonds (Cost $ 21,170,000 ) ......................................
21,170,000
Total Short Term Investments (Cost $ 21,170,000 ) ................................
21,170,000
a
Total Investments (Cost $ 826,973,129 ) 98.0% ...................................
$820,221,959
Other Assets, less Liabilities 2.0% .............................................
16,099,880
Net Assets 100.0% ...........................................................
$836,321,839
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $21,850,080, representing 2.6% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin North Carolina Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,689,545
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,689,545
Municipal Bonds 96.6%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 1,932,930
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,167,279
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,013,975
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 5,300,000 4,479,326
9,660,580
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 250,000 259,768
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 2,100,000 995,307
1,255,075
Illinois 0.5%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 500,000 497,945
State of Illinois , GO , 2021 A , 5% , 3/01/33 ................................. 2,000,000 2,185,137
2,683,082
New Jersey 1.0%
New Jersey Economic Development Authority , State of New Jersey , Revenue , 2021
QQQ , 4% , 6/15/41 ................................................. 1,000,000 996,955
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,900,000 2,967,085
State of New Jersey , Revenue , 2020 AA , 3% , 6/15/50 ...................... 500,000 377,970
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/50 ...................... 1,010,000 1,035,561
State of New Jersey , Revenue , 2020 AA , Pre-Refunded , 5% , 6/15/50 ........... 280,000 313,639
5,691,210
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,468,415
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,827,097
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,928,528
9,224,040
North Carolina 83.2%
Cape Fear Public Utility Authority ,
Revenue , 2025 , Refunding , 5% , 4/01/37 ................................. 275,000 318,527
Revenue , 2025 , Refunding , 5% , 4/01/38 ................................. 275,000 315,878
Revenue , 2025 , Refunding , 5% , 4/01/39 ................................. 325,000 370,590
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,021,830
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,296,733

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... $ 2,000,000 $ 1,982,910
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,515,151
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,195,877
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... 2,300,000 2,492,201
GO , 2025 B , Refunding , 5% , 7/01/42 ................................... 1,690,000 1,882,671
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 5,165,640
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 9,130,368
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,428,384
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,731,443
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,419,395
Airport , Revenue , 2025 A , Refunding , 5.25% , 7/01/55 ....................... 3,000,000 3,236,674
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,217,735
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 368,593
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,838,488
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,252,258
City of Fayetteville ,
Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41 ............ 4,015,000 4,031,426
Public Works Commission , Revenue , 2023 , 5% , 3/01/53 .................... 2,200,000 2,297,855
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,485,651
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,598,768
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,703,775
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,951,071
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 3,000,000 2,936,342
City of Winston-Salem , Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ...... 10,000,000 9,781,619
Columbus County Industrial Facilities & Pollution Control Financing Authority ,
International Paper Co. , Revenue , 2020 A , Refunding , 4.2% , 5/01/34 ........... 2,500,000 2,586,016
County of Brunswick , GO , 2022 , 4% , 8/01/39 .............................. 1,550,000 1,601,829
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ........................... 400,000 396,797
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 348,034
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 533,777
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 221,380
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 388,253
County of Guilford ,
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 5,033,179
GO , 2025 , 5% , 3/01/38 ............................................. 4,085,000 4,729,603
GO , 2025 , 5% , 3/01/39 ............................................. 3,000,000 3,447,875
GO , 2025 , 4% , 3/01/43 ............................................. 3,000,000 3,021,932
GO , 2025 , 4% , 3/01/45 ............................................. 5,000,000 5,005,988
County of Henderson ,
Revenue , 2025 , Refunding , 5% , 10/01/40 ................................ 625,000 703,686
Revenue , 2025 , Refunding , 5% , 10/01/41 ................................ 575,000 640,317
County of Iredell , GO , 2025 , 4% , 4/01/45 .................................. 4,195,000 4,181,514
County of Johnston ,
GO , 2025 , 5% , 2/01/39 ............................................. 5,000,000 5,743,742
Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 ....................... 1,150,000 1,091,448
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 370,127
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 413,706
County of Mecklenburg , GO , 2025 B , 4% , 2/01/45 ........................... 5,000,000 4,984,017

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. $ 3,375,000 $ 3,747,611
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/42 ....................................................... 5,000,000 5,217,759
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... 13,565,000 14,155,780
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ 5,000,000 5,390,806
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,439,285
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,775,356
Greater Asheville Regional Airport Authority , Revenue , 2023 , AG Insured , 5.25% ,
7/01/53 ......................................................... 7,500,000 7,698,262
Greenville Utilities Commission , Revenue , 2025 , 5% , 9/01/49 .................. 2,460,000 2,606,740
Nash Health Care Systems ,
Revenue , 2025 , 5.75% , 2/01/50 ....................................... 1,250,000 1,356,522
Revenue , 2025 , 5.25% , 2/01/55 ....................................... 5,500,000 5,714,845
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43 1,000,000 1,069,255
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 410,250
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 519,271
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 577,742
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,974,929
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,984,602
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,064,905
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,766,939
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 737,222
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 356,257
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,523,810
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 7,000,000 7,042,050
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 2,063,677
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,298,977
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,324,888
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,713,633
North Carolina Central University ,
Revenue , 2019 , AG Insured , 5% , 4/01/44 ................................ 1,575,000 1,622,975
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 905,039
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,175,000 3,778,475
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,395,000 5,636,559
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 674,098
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,641,177
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,143,390
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 4,027,886
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,765,973
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,171,796
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,805,000 1,394,869
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,950,957
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 890,148
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,057,835
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 4% , 12/01/39 ........ 10,765,000 10,502,196
Carolina Meadows, Inc. Obligated Group , Revenue , 2024 , 5.25% , 12/01/44 ...... 340,000 350,395
Chapel Hill Residential Center, Inc. Obligated Group , Revenue , 2025 , 5.25% ,
12/01/55 ....................................................... 3,000,000 3,070,505
Duke University Health System, Inc. Obligated Group , Revenue , 2016 D , Refunding ,
4% , 6/01/42 .................................................... 7,000,000 7,000,995

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Duke University Health System, Inc. Obligated Group , Revenue , 2025 A , Refunding ,
5% , 6/01/42 .................................................... $ 1,000,000 $ 1,081,389
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,484,019
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 778,243
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ 355,000 356,278
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 185,057
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 841,373
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,397,542
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,337,950
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,454,452
Lutheran Retirement Ministries of Alamance County Obligated Group , Revenue , 2025
A , 5.25% , 1/01/55 ................................................ 4,000,000 4,017,003
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 20,008,260
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 1,913,644
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 5,906,876
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,099,733
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 4,950,637
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 953,773
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,881,751
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,052,684
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,842,771
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 872,334
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,427,688
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,125,587
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,390,219
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,863,759
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 759,448
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 750,262
d
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2025 A ,
5.125% , 10/01/56 ................................................ 3,000,000 3,005,705
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 302,592
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 461,045
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 516,827
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 367,969
Revenue, Senior Lien , 2025 A , Refunding , 5% , 6/01/35 ..................... 1,250,000 1,328,300
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/47 ............................... 4,510,000 4,521,259
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,565,155
Revenue, Senior Lien , 2017 , Refunding , AG Insured , 5% , 1/01/31 ............. 1,000,000 1,021,637
Revenue, Senior Lien , 2019 , AG Insured , 5% , 1/01/49 ...................... 2,000,000 2,040,162
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,470,424
Revenue, Senior Lien , 2024 A , AG Insured , 5% , 1/01/58 ..................... 11,980,000 12,349,586
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/36 .............. 1,750,000 1,929,275
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/37 .............. 1,770,000 1,940,443
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/38 .............. 1,250,000 1,363,214
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/39 .............. 1,500,000 1,628,480
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/40 .............. 1,270,000 1,368,035
State of North Carolina , Revenue , 2021 , Refunding , 5% , 7/01/41 .............. 2,000,000 2,138,717
State of North Carolina Highway Trust Fund , Revenue , 2018 A , Refunding , 4% ,
1/01/39 ........................................................ 3,000,000 3,027,776
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 550,645

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Raleigh Durham Airport Authority, (continued)
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... $ 2,580,000 $ 2,747,414
State of North Carolina , Revenue , 2025 , Refunding , 5% , 3/01/40 ................ 1,500,000 1,684,375
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42 5,000,000 5,017,792
Town of Fuquay-Varina , Combined Utilities , Revenue , 2024 C , 5% , 6/01/41 ........ 2,320,000 2,553,111
Town of Holly Springs , Enterprise System , Revenue , 2024 , 4% , 11/01/49 .......... 2,500,000 2,419,192
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,418,421
d
Revenue , 2025 A , 5% , 12/01/50 ....................................... 5,000,000 5,348,768
d
Revenue , 2025 A , 5% , 12/01/55 ....................................... 4,500,000 4,779,848
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,750,263
University of North Carolina at Charlotte (The) , Revenue , 2017 , 5% , 10/01/47 ...... 5,000,000 5,092,824
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 . 3,000,000 3,005,942
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AG Insured , 5% , 10/01/33 ........................................... 160,000 160,077
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ...... 2,685,000 2,599,179
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 962,964
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,716,921
477,414,783
South Carolina 0.4%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,218,568
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 200,968
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 199,846
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,119,549
2,520,363
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,378,196
Wisconsin 2.1%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,160,000 1,204,324
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,600,000 1,290,324
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 9,545,000 4,539,193
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 7,965,000 5,092,967
12,126,808
U.S. Territories 5.0%
Guam 2.0%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 804,465
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 423,914
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 292,364
Revenue , 2024 A , 5.25% , 10/01/35 .................................... 625,000 696,521
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 3,205,000 3,232,440
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,500,000 2,588,322

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority, (continued)
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. $ 3,200,000 $ 3,359,006
11,397,032
Puerto Rico 3.0%
Commonwealth of Puerto Rico ,
c,e
GO , FRN , 2.563%, 11/01/43 .......................................... 89,769 57,564
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 26,445
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 27,001
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 27,210
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,409
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 20,915
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 17,373
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 22,718
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 22,735
c
GO , 2022 A-1 , 4.41%, 7/01/33 ........................................ 30,143 21,732
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,500,000 1,519,995
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 469,342
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 199,790
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 11,700,000 11,407,100
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,950,762
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,190,000 1,123,443
16,937,534
Total U.S. Territories .................................................................... 28,334,566
Total Municipal Bonds (Cost $ 569,534,660 ) .....................................
554,440,201
Total Long Term Investments (Cost $ 571,134,660 ) ...............................
556,129,746
a
a a a a
Short Term Investments 2.9%
Municipal Bonds 2.9%
North Carolina 2.9%
f
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 C , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 2.85% , 1/15/37 .......................... 2,900,000 2,900,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.85% , 1/15/48 ................................. 2,200,000 2,200,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina (continued)
f
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 2.85% , 1/15/48 ................................. $ 11,630,000 $ 11,630,000
16,730,000
Total Municipal Bonds (Cost $ 16,730,000 ) ......................................
16,730,000
Total Short Term Investments (Cost $ 16,730,000 ) ................................
16,730,000
a
Total Investments (Cost $ 587,864,660 ) 99.8% ...................................
$572,859,746
Other Assets, less Liabilities 0.2% .............................................
1,304,561
Net Assets 100.0% ...........................................................
$574,164,307
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $17,592,905, representing 3.1% of net assets.
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis.
e
The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Ohio Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.4%
Software 0.4%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,379,091
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,379,091
Municipal Bonds 98.5%
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,353,133
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 8,142,223
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,487,164
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 10,600,000 8,958,651
18,588,038
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 920,000 955,947
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 2,100,000 995,307
1,951,254
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2022
A , 4% , 6/15/38 .................................................... 2,000,000 2,025,013
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 .......... 750,000 679,873
Ohio 91.2%
Akron City School District , COP , 2023 , AG Insured , 5% , 8/01/53 ................ 3,000,000 3,099,055
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 1,002,961
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 3,500,000 3,517,468
Combined Hydroelectric , Revenue , 2024 A , Refunding , 5% , 2/15/48 ............ 1,325,000 1,391,259
Greenup Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/41 ............. 5,000,000 5,024,954
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,824,495
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,605,731
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,435,489
Anthony Wayne Local School District ,
GO , 2017 A , 4% , 12/01/39 ........................................... 2,445,000 2,445,195
GO , 2017 A , Refunding , 4% , 12/01/39 .................................. 555,000 555,000
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........ 6,530,000 6,579,617
Beachwood City School District , GO , 2023 , 4% , 12/01/53 ..................... 7,575,000 7,126,140
Bedford City School District , GO , 2025 , BAM Insured , 5.5% , 12/01/58 ............ 2,000,000 2,126,779
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 .......... 4,000,000 2,749,050
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........ 1,045,000 1,059,821
Brooklyn City School District , GO , 2017 , Refunding , AG Insured , 5% , 12/01/49 ..... 9,000,000 9,010,988
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 181,836
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 190,581
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 198,378

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ $ 210,000 $ 201,446
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 208,463
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 211,551
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 222,642
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 223,003
c
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , 3.32%, 12/01/32 ............................... 3,955,000 3,147,075
GO , 2005 , NATL Insured , 3.45%, 12/01/33 ............................... 2,000,000 1,524,721
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,698,261
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,805,669
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,939,185
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,112,192
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,049
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 1,029,019
Water Pollution Control , Revenue , 2024 , 5% , 11/15/54 ...................... 1,350,000 1,412,590
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,440,576
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,159,168
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,042,734
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,055,949
City of Hilliard , Income Tax , Revenue , 2022 , 5% , 12/01/47 ..................... 5,000,000 5,158,082
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 3,015,299
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 2,035,000 2,035,620
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 8,897,798
Cleveland Department of Public Utilities ,
Division of Public Power , Revenue , 2020 A , Refunding , AG Insured , 4% , 11/15/37 . 1,000,000 1,018,325
c
Division of Public Power , Revenue , B-2 , NATL Insured , 4.49%, 11/15/38 ......... 10,000,000 5,658,587
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 101,547
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 707,287
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 100,326
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 1,000,000 876,431
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,386,841
Port of Cleveland Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................ 1,175,000 1,195,068
Columbus Regional Airport Authority , Revenue , 2025 A , Refunding , 5.5% , 1/01/50 ... 5,000,000 5,315,872
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 666,077
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,509,548
Central Ohio Regional Bond Fund , Revenue , 2024 A , 5% , 11/15/54 ............ 980,000 992,079
Central Ohio Regional Bond Fund , Revenue , 2025 A , 5.25% , 5/15/45 ........... 660,000 691,657
ECG Westerville LP , Revenue , 2024 A , FNMA Insured , 4.375% , 6/01/43 ......... 5,000,000 5,041,947

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... $ 5,020,000 $ 4,986,202
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 2,092,356
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ................... 750,000 782,606
County of Fayette , Adena Health System Obligated Group , Revenue , 2025 , AG
Insured , 5.25% , 12/01/54 ............................................ 5,000,000 5,189,073
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 5,002,085
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/33 ....... 5,000 5,309
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/34 ................... 2,230,000 2,204,185
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/34 ....... 10,000 10,618
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/35 ................... 2,890,000 2,831,619
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/35 ....... 10,000 10,618
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/36 ....... 15,000 15,927
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,309
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 5,160,257
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,182,435
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,534,683
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,881,416
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,381,902
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/50 ........................................................ 1,000,000 1,021,544
Life Enriching Communities Obligated Group , Revenue , 2025 , Refunding , 5.5% ,
1/01/55 ........................................................ 3,000,000 3,053,473
TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 ................... 5,000,000 5,060,854
UC Health Obligated Group , Revenue , 2025 A , Refunding , 5.5% , 8/01/51 ........ 3,700,000 3,823,202
County of Lucas , GO , 2022 , 4.75% , 12/01/52 .............................. 3,000,000 3,014,666
County of Mahoning , Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 ..... 3,000,000 3,092,527
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,067,476
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,869,812
County of Morrow , GO , 2024 , 5% , 12/01/54 ................................ 1,635,000 1,700,652
County of Muskingum , GO , 2024 , 4% , 12/01/54 ............................. 1,000,000 933,403
County of Perry , GO , 2023 , 5% , 12/01/61 ................................. 1,500,000 1,509,275
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,953,945
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,320,827
County of Union , GO , 2018 , 5% , 12/01/47 ................................. 5,000,000 5,005,390
County of Warren , Otterbein Homes Obligated Group , Revenue , 2024 , Refunding , 5% ,
7/01/54 ......................................................... 2,000,000 1,997,152
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................ 5,000,000 5,549,779
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 325,000 292,798
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,202,429
Dublin City School District ,
GO , 2019 A , 4% , 12/01/44 ........................................... 10,000,000 9,885,610
GO , 2024 , 5% , 12/01/48 ............................................. 2,250,000 2,377,399
GO , 2024 B , 4% , 12/01/48 ........................................... 1,250,000 1,191,940
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................ 5,500,000 5,520,650
Fremont City School District , GO , 2017 A , 5% , 1/15/49 ....................... 13,970,000 13,970,620
Grandview Heights City School District , GO , 2025 , 5% , 12/01/58 ................ 1,260,000 1,321,258
Green Local School District , COP , 2022 , AG Insured , 5% , 11/01/52 .............. 2,000,000 2,041,958
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................ 9,000,000 8,654,243
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................ 18,370,000 17,745,675

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... $ 3,000,000 $ 3,047,963
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 3,978,937
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 . 2,000,000 2,052,559
d
Lancaster Port Authority , Revenue , 2024 A , Refunding , Mandatory Put , 5% , 8/01/30 . 3,000,000 3,205,358
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................ 1,800,000 1,797,818
Madeira City School District , GO , Refunding , AG Insured , 5.25% , 12/01/32 ........ 9,605,000 10,766,735
Madison-Plains Local School District , COP , 2025 , BAM Insured , 5.5% , 12/01/54 .... 2,000,000 2,104,342
Miami University , Revenue , 2022 A , Refunding , 5% , 9/01/34 ................... 1,000,000 1,111,953
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ............... 20,000,000 20,439,182
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 125,000
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 103,250
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 116,625
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 417,529
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,025,848
Northeastern Local School District ,
GO , 2018 , AG Insured , 5.25% , 12/01/45 ................................. 5,420,000 5,585,894
GO , 2018 , AG Insured , 4% , 12/01/55 ................................... 5,000,000 4,645,657
Norwalk City School District ,
GO , 2025 , 5% , 11/01/53 ............................................. 700,000 727,404
GO , 2025 , 5% , 11/01/55 ............................................. 550,000 571,189
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,048,229
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 7,726,601
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,925,330
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 6,106,994
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,039,105
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,042,394
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,177,328
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,057,571
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 317,527
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,484,561
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,157,100
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 926,479
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 5,360,000 4,443,566
John Carroll University , Revenue , 2025 , 5.5% , 10/01/57 ..................... 5,000,000 5,003,646
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,040,000 1,039,421
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,310,986
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ............ 2,900,000 2,708,240
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,347,585
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 4,180,000 3,852,113
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,269,156
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 3,000,000 2,677,826
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,127,727
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,362,111
Xavier University , Revenue , 2024 , Refunding , 5.25% , 5/01/49 ................ 6,750,000 6,938,638
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 413,630
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 17,323,566
Revenue , 2024 B , GNMA Insured , 4.7% , 9/01/54 .......................... 9,800,000 9,785,405
Revenue , 2024 C , GNMA Insured , 4.7% , 9/01/54 .......................... 7,470,000 7,469,960
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 11,603,830
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ................... 10,020,000 9,456,930

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ $ 17,025,000 $ 17,328,358
c
Revenue, Junior Lien , 2013 A-2 , BAM Insured , 3.55%, 2/15/38 ................ 3,665,000 2,394,923
c
Revenue, Junior Lien , 2013 A-2 , 4.33%, 2/15/43 ........................... 10,485,000 5,055,957
Revenue, Sub. Lien , 2018 A , 5% , 2/15/43 ................................ 2,575,000 2,618,165
Revenue, Sub. Lien , 2018 A , 5% , 2/15/46 ................................ 13,750,000 13,916,866
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ................... 7,000,000 7,082,158
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,323,256
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,381,883
Fresh Water Fund , Revenue , 2025 A , 5% , 12/01/43 ........................ 10,000,000 10,995,953
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,389,818
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,050,288
Water Pollution Control Loan Fund , Revenue , 2021 A , 5% , 12/01/46 ............ 5,500,000 5,794,038
Water Pollution Control Loan Fund , Revenue , 2023 B , 5% , 12/01/36 ............ 5,675,000 6,468,636
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/43 ........... 1,700,000 1,861,810
Water Pollution Control Loan Fund , Revenue , 2024 D , 5% , 12/01/44 ........... 7,575,000 8,234,314
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 ..................... 6,660,000 6,457,975
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,536,629
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 2,031,948
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 1,000,000 1,051,846
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/58 .................. 1,000,000 1,048,948
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/63 .................. 1,000,000 1,048,947
e
3CDC Master Parking LLC Obligated Group , Revenue , 2025 A , Refunding , AG
Insured , 5% , 12/01/60 ............................................. 4,625,000 4,672,443
c
Princeton City School District ,
GO , 2014 , Refunding , 4.41%, 12/01/40 ................................. 6,000,000 3,138,630
GO , 2014 , Refunding , 4.56%, 12/01/41 ................................. 6,000,000 2,940,992
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................ 1,670,000 1,718,731
Springboro Community City School District ,
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/27 ........................ 5,175,000 5,425,356
GO , 2007 , Refunding , AG Insured , 5.25% , 12/01/28 ........................ 2,000,000 2,143,999
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,906,317
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,519,108
GO , 2025 A , 5% , 3/01/44 ............................................ 2,000,000 2,181,245
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,184,709
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 989,652
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 5,795,000 5,291,938
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 3,585,000 3,244,730
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,932,599
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,258,594
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 ............. 6,000,000 5,875,138
Toledo City School District ,
COP , 2024 , BAM Insured , 5% , 12/01/48 ................................. 1,250,000 1,319,884
GO , 2025 , 5% , 12/01/50 ............................................. 6,595,000 6,957,635
GO , 2025 , 5% , 12/01/54 ............................................. 6,450,000 6,804,686
Toledo Lucas County Public Library , GO , 2025 A , 5% , 12/01/54 ................. 5,000,000 5,262,985
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 325,000 293,936
Northwest Ohio Bond Fund , Revenue , 2024 C , 5% , 11/15/54 ................. 2,155,000 2,191,806

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Toledo-Lucas County Port Authority, (continued)
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... $ 1,625,000 $ 1,424,288
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,382,495
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 5,000,000 4,073,865
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............ 2,200,000 2,219,026
University of Akron (The) , Revenue , 2018 A , Refunding , 5% , 1/01/42 ............. 5,725,000 5,872,247
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,230,204
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,311,441
Revenue , 2024 A , 5.25% , 6/01/49 ..................................... 6,350,000 6,726,826
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 1,650,000 1,738,708
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 ..... 13,000,000 13,646,445
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,671,461
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,917,063
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,990,441
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,907,421
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,169,202
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,309,708
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 935,000 975,072
Ohio Communities Accelerator Fund , Revenue , 2025 A , 5.25% , 12/01/40 ........ 380,000 398,478
Ohio Communities Accelerator Fund , Revenue , 2025 A , 6.75% , 12/01/56 ........ 1,650,000 1,827,220
Ohio Communities Accelerator Fund , Revenue , 2025 C , 6% , 12/01/42 .......... 1,020,000 1,110,098
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,362,810
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,645,933
West Central Ohio Port Authority , Global Impact STEM Academy , Revenue , 2025 A ,
5.5% , 12/01/55 ................................................... 2,690,000 2,742,409
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 .. 3,820,000 3,949,603
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 ............. 3,965,000 3,756,240
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ........... 7,000,000 6,863,978
Wyoming City School District , GO , 2025 , Refunding , 5% , 12/01/61 .............. 3,000,000 3,125,971
845,060,918
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,100,000 2,751,024
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 257,706
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,541,890
4,799,596
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,100,000 2,670,256
Wisconsin 3.0%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,285,000 4,448,732
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,500,004

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. $ 9,545,000 $ 4,539,192
b
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,536,304
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 21,750,000 13,907,348
27,931,580
U.S. Territories 0.4%
Puerto Rico 0.4%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 1,013,330
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,012,261
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 469,342
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 248,422
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ..
1,100,000 1,038,477
3,781,832
Total U.S. Territories .................................................................... 3,781,832
Total Municipal Bonds (Cost $ 923,640,564 ) .....................................
912,592,517
Total Long Term Investments (Cost $ 926,840,564 ) ...............................
915,971,608
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Ohio 0.1%
f
County of Hamilton , TriHealth Obligated Group , Revenue , 2021 B , Refunding ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.95% , 8/15/51 .......... 500,000 500,000
Total Municipal Bonds (Cost $ 500,000 ) .........................................
500,000
Total Short Term Investments (Cost $ 500,000 ) ..................................
500,000
a
Total Investments (Cost $ 927,340,564 ) 99.0% ...................................
$916,471,608
Other Assets, less Liabilities 1.0% .............................................
10,154,224
Net Assets 100.0% ...........................................................
$926,625,832

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $68,280,037, representing 7.4% of net assets.
c
The rate shown represents the yield at period end.
d
The maturity date shown represents the mandatory put date.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Oregon Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,639,915
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,639,915
Municipal Bonds 97.2%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 2,941,416
Florida 1.0%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,013,975
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 8,400,000 7,099,309
8,113,284
Georgia 0.4%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 965,000 1,002,705
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 4,520,000 2,142,280
3,144,985
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 12/15/42 ................................ 2,520,000 2,407,717
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , BAM Insured , 4% , 6/15/52 ................................. 1,000,000 871,261
3,278,978
New Jersey 0.6%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2019 BB , 5% , 6/15/44 ...................... 2,250,000 2,302,048
State of New Jersey , Revenue , 2022 A , 4% , 6/15/38 ........................ 2,165,000 2,192,077
4,494,125
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 .......... 5,500,000 5,000,183
Oregon 86.1%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,622,333
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,500,000 5,570,397
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 6,500,000 6,560,036
c
Benton & Polk School District No. 17J , GO , 2010 B , 3.24%, 6/15/31 ............. 1,000,000 837,904
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/32 ....................... 1,000,000 1,101,331
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 ............. 3,580,000 3,613,621
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,577,405
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,287,771
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 336,463
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,447,584
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 477,777
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,812,690
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,730,772
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,636,935

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... $ 845,000 $ 845,902
City of Medford ,
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/47 ......................... 2,330,000 2,233,491
Sewer , Revenue , 2024 , BAM Insured , 4% , 6/01/49 ......................... 1,715,000 1,622,811
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 ....................... 3,115,000 2,967,332
City of Portland , Sewer System , Revenue, Second Lien , 2025 A , Refunding , 5% ,
10/01/54 ........................................................ 17,170,000 18,140,272
City of Redmond , GO , 2025 A , 5.5% , 6/01/52 .............................. 1,500,000 1,601,859
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ............... 2,250,000 2,301,297
Clackamas County School District No. 12 North Clackamas ,
c
GO , 2017 A , 4.58%, 6/15/40 .......................................... 8,940,000 4,659,597
c
GO , 2017 A , Pre-Refunded , 4.41%, 6/15/40 .............................. 1,060,000 565,649
c
GO , 2017 A , 4.75%, 6/15/42 .......................................... 29,265,000 13,586,885
c
GO , 2017 A , Pre-Refunded , 4.45%, 6/15/42 .............................. 3,505,000 1,704,758
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,804,072
Clackamas County School District No. 35 Molalla River , GO , 2024 , 4% , 6/15/49 .... 3,000,000 2,868,050
c
Clackamas County School District No. 46 Oregon Trail ,
GO , 3.75%, 6/15/37 ................................................ 12,130,000 7,934,335
GO , 3.88%, 6/15/38 ................................................ 12,495,000 7,755,327
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40 3,470,000 3,513,005
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ............... 1,000,000 1,024,309
County of Benton , GO , 2023 , 4.125% , 6/01/53 ............................. 2,035,000 1,968,621
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,652,863
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,246,752
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,034,346
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 8,907,861
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,894,132
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 2,760,000 2,761,200
Jackson County School District No. 5 Ashland , GO , 2019 , 5% , 6/15/34 ........... 1,000,000 1,073,325
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,885,986
c
GO , 2019 B , 4.37%, 6/15/40 ......................................... 705,000 378,356
c
GO , 2019 B , 4.48%, 6/15/41 ......................................... 710,000 359,589
c
GO , 2019 B , 4.59%, 6/15/42 ......................................... 610,000 290,156
c
GO , 2019 B , 4.7%, 6/15/43 .......................................... 820,000 366,513
c
GO , 2019 B , 4.77%, 6/15/44 ......................................... 1,115,000 469,816
c
GO , 2019 B , 4.81%, 6/15/45 ......................................... 985,000 393,341
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,003,756
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AG Insured ,
4% , 8/15/45 .................................................... 5,620,000 5,240,870
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,459,078
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 9,972,263
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,569,979
Metro , County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ... 9,200,000 9,300,909
Metro Oregon - Clackamas, Multnomah, and Washington Counties ,
GO , 2025 , 4.125% , 6/01/44 .......................................... 10,790,000 10,873,283
GO , 2025 , 4.25% , 6/01/45 ........................................... 11,585,000 11,719,892
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow , GO ,
2017 A , 5% , 6/15/37 ................................................ 7,885,000 8,092,201
Multnomah County School District No. 1J Portland , GO , 2023 , 4% , 6/15/41 ........ 10,000,000 10,091,954

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
c
Multnomah County School District No. 40 ,
GO , 2012 B , 3.04%, 6/15/28 ......................................... $ 2,495,000 $ 2,312,168
GO , 2012 B , 3.08%, 6/15/29 ......................................... 2,595,000 2,330,535
GO , 2012 B , 3.12%, 6/15/30 ......................................... 1,885,000 1,639,885
GO , 2012 B , 3.15%, 6/15/31 ......................................... 2,030,000 1,709,313
GO , 2012 B , 3.24%, 6/15/32 ......................................... 2,000,000 1,624,009
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,118,539
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 25,468,035
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 .......... 2,345,000 2,384,926
Oregon Health & Science University ,
Obligated Group , Revenue , 2016 B , Refunding , 4% , 7/01/46 ................. 2,000,000 1,881,990
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 12,211,242
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/51 ................. 26,580,000 24,296,698
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,115,223
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 390,000 387,974
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,613,133
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,608,560
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 26,010,747
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,663,450
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,000,844
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,815,473
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,280,862
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 224,086
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,325,578
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5% , 12/01/40 .......... 420,000 428,335
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.375% , 12/01/45 ...... 500,000 502,241
Southern Oregon Goodwill Industries , Revenue , 2025 A , 5.5% , 12/01/54 ........ 1,500,000 1,489,415
University of Portland , Revenue , 2025 A , Refunding , 5% , 4/01/45 .............. 10,000,000 10,285,146
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,956,234
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 39,045,072
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ........... 3,610,000 3,542,872
Port of Portland ,
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,690,832
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,899,869
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,362,311
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,726,029
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,289,394
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,886,669
Airport , Revenue , 28 , 4% , 7/01/38 ..................................... 2,500,000 2,509,362
Airport , Revenue , 29 , 5.5% , 7/01/53 .................................... 13,500,000 14,209,089
Rockwood Water People's Utility District , Revenue , 2024 , 4% , 6/15/47 ............ 1,100,000 1,052,658
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 558,542
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 507,759
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,254,107
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,580,345
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 135,704
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 264,433
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 318,971
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 519,479
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 389,483

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... $ 400,000 $ 405,682
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 375,059
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,456,498
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,167,182
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,147,827
Salem-Keizer School District No. 24J ,
c
GO , 2009 B , 3%, 6/15/30 ............................................ 8,500,000 7,431,167
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,112,155
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,049,991
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,238,771
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,046,198
GO , 2025 A , Refunding , 5.25% , 5/01/50 ................................. 3,300,000 3,588,719
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,325,973
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 24,598,420
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,288,304
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,760,380
Tri-County Metropolitan Transportation District of Oregon , Revenue , 2018 A , 5% ,
10/01/31 ........................................................ 5,025,000 5,237,739
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 ....................... 750,000 757,202
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,265,635
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,637,558
University of Oregon , Revenue , 2018 A , 5% , 4/01/48 ......................... 10,000,000 10,128,108
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 266,261
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 318,992
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,307,844
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,662,705
GO , 2017 , 5% , 6/15/37 ............................................. 5,040,000 5,172,440
GO , 2017 , Pre-Refunded , 5% , 6/15/37 .................................. 960,000 993,652
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,495,790
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,139,737
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 19,973,866
c
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , 4.25%, 6/15/38 .......................................... 2,350,000 1,393,736
GO , 2018 A , 4.33%, 6/15/39 .......................................... 3,275,000 1,845,120
c
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , 3.15%, 6/15/29 ......................................... 2,545,000 2,280,062
GO , 2012 B , 3.19%, 6/15/30 ......................................... 2,490,000 2,159,449
GO , 2012 B , 3.22%, 6/15/31 ......................................... 3,140,000 2,633,890
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,130,723
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,165,400
702,134,868
South Carolina 0.3%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,662,281

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 $ 250,000 $ 263,834
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 265,944
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,179,323
3,709,101
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,400,000 2,067,295
Wisconsin 2.9%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 4,500,000 4,671,947
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 1,935,487
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 20,520,000 9,758,432
b,c
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding ,
2.34%, 12/01/44 ................................................. 11,650,000 7,449,223
23,815,089
U.S. Territories 3.7%
Puerto Rico 3.7%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 6,000,000 6,098,943
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,317,329
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,012,261
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 17,925,000 17,476,262
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,926,144
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 1,820,000 1,718,207
30,549,146
Total U.S. Territories .................................................................... 30,549,146
Total Municipal Bonds (Cost $ 800,892,481 ) .....................................
791,910,751
Total Long Term Investments (Cost $ 803,392,481 ) ...............................
794,550,666
a
a a a a
Short Term Investments 1.3%
Municipal Bonds 1.3%
Oregon 1.3%
d
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 2.8% , 8/01/34 .................................. 1,000,000 1,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 193 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Oregon (continued)
d
Oregon State Facilities Authority, (continued)
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 2.85% , 8/01/34 ................................. $ 9,500,000 $ 9,500,000
10,500,000
Total Municipal Bonds (Cost $ 10,500,000 ) ......................................
10,500,000
Total Short Term Investments (Cost $ 10,500,000 ) ................................
10,500,000
a
Total Investments (Cost $ 813,892,481 ) 98.8% ...................................
$805,050,666
Other Assets, less Liabilities 1.2% .............................................
10,061,529
Net Assets 100.0% ...........................................................
$815,112,195
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $54,670,037, representing 6.7% of net assets.
c
The rate shown represents the yield at period end.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Pennsylvania Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 2,111,932
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
2,111,932
Municipal Bonds 96.2%
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 5,064,847
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 675,984
b ,c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 6,700,000 5,662,544
11,403,375
Georgia 0.1%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 305,000 316,917
c
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 755,000 357,837
674,754
New York 1.7%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,213,029
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,525,091
11,738,120
Pennsylvania 90.4%
Adams County General Authority ,
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/54 .................................................... 3,100,000 2,966,638
Brethren Home Community Obligated Group (The) , Revenue , 2024 A , Refunding ,
5% , 6/01/59 .................................................... 1,505,000 1,421,279
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,690,181
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,745,175
Revenue , 2021 A , 5% , 1/01/56 ........................................ 3,500,000 3,507,755
Revenue , 2023 A , AG Insured , 5.5% , 1/01/53 ............................. 5,000,000 5,229,577
Revenue , 2025 A , AG Insured , 5.5% , 1/01/50 ............................. 4,000,000 4,240,524
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 715,580
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,110,175
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 2,081,263
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 6,000,000 5,822,685
Robert Morris University , Revenue , 2017 , Pre-Refunded , 5% , 10/15/37 .......... 1,000,000 1,041,660
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,354,158
Allentown Commercial and Industrial Development Authority ,
b
Executive Education Academy Charter School , Revenue , 144A, 2024 , Refunding ,
5% , 7/01/50 .................................................... 2,000,000 1,907,641
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 628,811
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 619,052
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,695,629
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,948,695
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,671,478
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,502,308

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, (continued)
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. $ 8,875,000 $ 9,178,009
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ 1,000,000 1,002,624
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 585,673
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,258,760
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 758,977
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... 1,050,000 1,071,889
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 .......... 1,250,000 1,170,583
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 1,004,012
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,014,918
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,207,653
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,392,591
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,422,768
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,884,976
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,396,420
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,234,680
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,699,488
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,156,858
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 984,908
Chester County Health and Education Facilities Authority , Tel Hai Retirement
Community Obligated Group , Revenue , 2025 , Refunding , 5.25% , 6/01/55 ....... 1,800,000 1,815,509
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 500,023
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,385,807
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 383,680
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 876,069
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,285,486
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/35 ...................... 375,000 399,475
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/38 ...................... 635,000 663,224
Gannon University , Revenue , 2025 XX-1 , 5% , 5/01/48 ...................... 775,000 739,746
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,297,972
GO , 2019 B , 5% , 2/01/39 ............................................ 3,550,000 3,751,498
GO , 2021 A , 4% , 5/01/37 ............................................ 4,435,000 4,507,777
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,013,945
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,826,982
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 5,000,000 5,058,221
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,389,336
Water & Wastewater , Revenue , 2024 C , AG Insured , 5.25% , 9/01/54 ........... 5,000,000 5,359,340
Colonial School District , GO , 2021 A , 3% , 2/15/40 ........................... 1,650,000 1,465,461
County of Allegheny ,
GO , C-77 , 5% , 11/01/43 ............................................. 5,030,000 5,188,740
GO , C-80 , 5% , 12/01/54 ............................................. 3,000,000 3,111,239

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
County of Delaware , GO , 2025 , 5% , 8/01/48 ............................... $ 1,000,000 $ 1,055,332
County of Jefferson ,
GO , 2021 , Refunding , AG Insured , 3% , 12/15/37 .......................... 770,000 728,776
GO , 2021 , Refunding , AG Insured , 3% , 12/15/39 .......................... 520,000 480,927
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,498,066
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 1,065,000 1,073,644
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,633,199
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,914,379
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,255,003
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 2,613,708
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 850,858
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 2,917,305
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ........... 6,000,000 6,136,973
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 4,926,824
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,110,185
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 907,172
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 906,241
Geisinger Authority , Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% ,
2/15/39 ......................................................... 13,155,000 13,354,906
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 599,857
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 947,465
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 932,402
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 932,040
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,357,257
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/34 ................................................... 1,260,000 1,415,424
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2016 B ,
Refunding , 5% , 8/15/46 ............................................ 4,165,000 4,180,738
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,751,921
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,638,019
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,279,893
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 414,923
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,837,292
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,241,757
Lancaster Municipal Authority ,
Garden Spot Village Obligated Group , Revenue , 2024 A , Refunding , 5% , 5/01/44 .. 1,200,000 1,212,091
Garden Spot Village Obligated Group , Revenue , 2024 B , 5% , 5/01/59 .......... 530,000 514,959
Luthercare Obligated Group , Revenue , 2025 A , Refunding , 5% , 12/01/55 ........ 1,250,000 1,216,076
Lancaster School District ,
GO , 2025 B , BAM Insured , 5% , 6/01/43 ................................. 2,000,000 2,147,904
GO , 2025 B , BAM Insured , 5% , 6/01/44 ................................. 2,000,000 2,130,960

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ $ 750,000 $ 612,865
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 632,675
Lehigh County Authority , Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ... 6,500,000 6,253,504
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 3,887,515
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 12,900,566
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,055,867
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,608,316
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,402,693
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,497,935
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,801,213
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,705,170
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,544,600
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,360,512
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,538,132
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,035,463
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 541,341
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 1,987,376
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 3,000,000 3,018,294
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2025 A ,
Refunding , 5% , 11/15/49 ........................................... 9,525,000 9,413,556
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,051,544
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,530,959
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,071,774
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 1,976,408
Muhlenberg School District , GO , 2024 , 5% , 5/15/54 .......................... 2,000,000 2,065,211
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AG Insured , 3% ,
12/01/38 ........................................................ 500,000 467,482
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,519,109
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AG Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,294,593
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 959,650
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 779,291
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 668,521
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 .......... 1,895,000 1,798,855
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.5% , 6/30/43 2,000,000 2,096,019
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 8,500,000 8,645,890
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AG Insured , 4% , 1/01/41 1,015,000 1,022,684
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 508,797

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ $ 1,300,000 $ 1,342,547
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 2,000,000 2,011,470
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,418,206
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,694,723
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 5,000,000 4,584,898
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,303,756
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,175,633
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,246,246
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/43 ............ 1,850,000 1,964,853
UPMC Obligated Group , Revenue , 2025 B , Refunding , 5% , 3/15/50 ............ 3,000,000 3,106,739
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,562,486
Pennsylvania Higher Educational Facilities Authority ,
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 4,745,000 4,745,650
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 4.25% , 2/15/55 15,695,000 14,988,268
Trustees of the University of Pennsylvania (The) , Revenue , 2025 A , 5% , 2/15/55 .. 2,095,000 2,208,772
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2019 ,
4% , 8/15/49 .................................................... 7,000,000 6,302,425
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5.25% , 8/15/50 ......................................... 3,000,000 3,192,348
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2025 ,
Refunding , 5% , 8/15/55 ............................................ 6,375,000 6,608,173
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,887,894
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 5,018,096
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 9,163,996
Revenue , 2025-150A , Refunding , 4.9% , 10/01/40 .......................... 6,000,000 6,252,008
Pennsylvania State University (The) ,
Revenue , 2023 , 5.25% , 9/01/48 ....................................... 3,000,000 3,211,630
Revenue , 2024 , 5.25% , 9/01/54 ....................................... 5,000,000 5,344,265
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,534,157
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 10,283,374
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 4,500,000 4,820,036
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 5,000,000 5,375,659
Revenue , 2025 B , 5.25% , 12/01/55 .................................... 11,100,000 11,969,243
Oil Franchise Tax , Revenue, Senior Lien , 2025 A , 5.25% , 12/01/53 ............. 7,650,000 8,249,301
Philadelphia Authority for Industrial Development ,
d
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,000,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 A , 4% , 7/01/49 2,500,000 2,319,592
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 155,000 160,376
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 305,010
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,497,487
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,803,416
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,532,015
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,416,191
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 10,247,347
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,109,617
Revenue , 17th A , AG Insured , 5.25% , 8/01/54 ............................ 2,000,000 2,113,039
Philadelphia Housing Authority Development Corp. ,
Revenue , 2025 A , 5.25% , 3/01/43 ..................................... 3,375,000 3,576,500
Revenue , 2025 A , 5.25% , 3/01/45 ..................................... 2,500,000 2,618,484

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. $ 1,490,000 $ 1,673,937
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,522,491
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,823,982
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,846,439
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,742,897
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 ................. 3,845,000 3,952,744
Scranton School District , GO , 2020 , 4% , 12/01/40 ........................... 1,535,000 1,541,121
Scranton-Lackawanna Health and Welfare Authority ,
University of Scranton , Revenue , 2016 , Refunding , 5% , 11/01/37 .............. 4,000,000 4,023,148
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/41 ............ 2,075,000 2,032,460
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/42 ............ 2,160,000 2,081,610
University of Scranton , Revenue , 2025 A , Refunding , 4% , 11/01/43 ............ 2,245,000 2,122,318
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 5,000,000 5,239,642
State College Area School District , GO , 2018 , 5% , 5/15/44 .................... 3,500,000 3,589,916
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/32 ........................................................ 7,095,000 7,218,901
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AG Insured , 5% ,
6/01/33 ........................................................ 3,000,000 3,048,535
Temple University-of Commonwealth System of Higher Education (The) ,
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/44 ............. 1,000,000 1,071,830
Revenue, First Series , 2025 , Refunding , AG Insured , 5% , 4/01/45 ............. 750,000 800,445
Township of Northampton , GO , 2021 , 4% , 5/15/39 ........................... 1,495,000 1,520,511
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 930,599
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,347,977
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,112,603
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 756,825
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,443,724
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,359,775
Westmoreland County Municipal Authority , Revenue , 2025 A , Refunding , BAM Insured ,
5% , 8/15/40 ...................................................... 5,000,000 5,546,028
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,125,922
613,456,743
South Carolina 0.1%
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 887,427
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,498,039
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,636,608
Wisconsin 0.7%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 1,415,000 1,469,068
b
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,532,260
c
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 3,435,000 1,633,539
4,634,867

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 193 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... $ 1,100,000 $ 1,114,663
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 1,012,261
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 3,899,863
6,026,787
Total U.S. Territories .................................................................... 6,026,787
Total Municipal Bonds (Cost $ 684,535,958 ) .....................................
652,956,720
Total Long Term Investments (Cost $ 686,535,958 ) ...............................
655,068,652
a
a a a a
Short Term Investments 2.4%
Municipal Bonds 2.4%
Pennsylvania 2.4%
e
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3% , 12/01/37 ................................................. 1,500,000 1,500,000
e
Philadelphia Authority for Industrial Development ,
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-1 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 7/01/54 ............ 8,100,000 8,100,000
Children's Hospital of Philadelphia Obligated Group , Revenue , 2024 B-2 , SPA
JPMorgan Chase Bank NA , Daily VRDN and Put , 2.85% , 7/01/54 ............ 6,600,000 6,600,000
16,200,000
Total Municipal Bonds (Cost $ 16,200,000 ) ......................................
16,200,000
Total Short Term Investments (Cost $ 16,200,000 ) ................................
16,200,000
a
Total Investments (Cost $ 702,735,958 ) 98.9% ...................................
$671,268,652
Other Assets, less Liabilities 1.1% .............................................
7,563,744
Net Assets 100.0% ...........................................................
$678,832,396
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $29,974,674, representing 4.4% of net assets.
c
The rate shown represents the yield at period end.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Virginia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.0%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 840,404
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 3,077,376
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 743,582
a ,b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 4,025,000 3,401,752
7,222,710
Georgia 0.2%
Development Authority of Rockdale County ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... 320,000 332,503
b
Revenue, Sub. Lien , 2025 A-1 , Refunding , 3.8%, 12/01/45 ................... 1,095,000 518,982
851,485
Illinois 0.6%
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2020 A , Refunding , 5% , 6/15/50 .................... 1,500,000 1,493,835
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................ 1,000,000 1,018,683
2,512,518
New Jersey 1.0%
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/32 .............. 3,460,000 3,673,212
State of New Jersey , Revenue , 2022 A , 4% , 6/15/41 ........................ 1,000,000 979,966
4,653,178
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 .......... 1,350,000 1,232,871
South Carolina 0.4%
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,774,854
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 232,347
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 261,008
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,589,662
2,083,017
Virginia 78.6%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,160,405
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,215,104
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,157,662
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,313,014
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,633,411

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ $ 2,800,000 $ 2,510,717
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ 5,215,000 4,553,120
Alexandria Industrial Development Authority , Protestant Episcopal High School in
Virginia , Revenue , 2021 C , Refunding , 4% , 1/01/46 ........................ 2,450,000 2,343,151
Alexandria Sanitation Authority ,
Revenue , 2024 , 5% , 7/15/49 ......................................... 2,830,000 3,011,945
Revenue , 2024 , 5% , 7/15/54 ......................................... 1,100,000 1,164,250
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,914,785
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 985,451
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,759,056
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................ 5,500,000 5,500,138
City of Chesapeake , Chesapeake Expressway Toll Road , Revenue, Senior Lien , 2024 ,
Refunding , AG Insured , 4% , 7/15/47 .................................... 2,500,000 2,421,892
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 ....... 4,850,000 4,849,888
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,073,865
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,030,711
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ...... 10,000,000 10,029,045
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,882,276
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,565,991
County of Fairfax ,
GO , 2025 A , 4% , 10/01/43 ........................................... 2,455,000 2,455,976
GO , 2025 A , 4% , 10/01/44 ........................................... 4,395,000 4,337,237
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,271,967
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,766,182
Fairfax County Economic Development Authority , Revenue , 2017 , 5% , 4/01/42 ..... 5,085,000 5,157,169
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/44 ... 3,000,000 2,913,151
Inova Health System Obligated Group , Revenue , 2024 , 4.125% , 5/15/54 ........ 5,000,000 4,625,895
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 2,000,000 2,031,119
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,057,238
Farmville Industrial Development Authority ,
c
Elwood Place LLC , Revenue , 2021 , AG Insured , Mandatory Put , 5.375% , 7/01/43 . 5,000,000 5,316,580
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,606,234
Hampton Roads Sanitation District , Revenue, Sub. Lien , 2016 A , Pre-Refunded , 5% ,
8/01/43 ......................................................... 5,000,000 5,082,155
Hampton Roads Transportation Accountability Commission ,
Hampton Roads Transportation Fund , Revenue, Senior Lien , 2018 A , Pre-Refunded ,
5% , 7/01/48 .................................................... 5,505,000 5,787,583
Transportation Fund , Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............. 4,885,000 5,009,520
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 495,185
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 1,425,000 1,303,399

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Henrico County Economic Development Authority, (continued)
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... $ 1,500,000 $ 1,319,137
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,166,178
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 5,028,622
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AG Insured , 5.25% , 7/01/48 ....... 2,260,000 2,381,169
Isle Wight County Industrial Development Authority , Riverside Healthcare Association
Obligated Group , Revenue , 2023 , AG Insured , 5.25% , 7/01/53 ................ 4,680,000 4,883,381
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 665,000 645,455
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,045,295
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 1,994,431
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,153,828
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,524,635
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,512,286
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,130,012
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,407,220
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,404,613
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 836,855
Revenue , 2019 , 5% , 7/01/43 ......................................... 2,675,000 2,736,970
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,826,675
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,354,880
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,071,645
Richmond Economic Development Authority , City of Richmond , Revenue , 2024 , 4% ,
6/01/54 ......................................................... 2,080,000 1,942,724
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 ......... 6,215,000 6,224,776
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,694,860
Salem Economic Development Authority ,
Roanoke College , Revenue , 2020 , Refunding , 5% , 4/01/49 .................. 925,000 888,544
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/50 .............. 300,000 315,975
Roanoke College Obligated Group , Revenue , 2025 , 6% , 4/01/55 .............. 700,000 734,643
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AG
Insured , 5% , 8/01/37 ............................................... 960,000 960,954
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,765,328
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,180,522
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 3,987,791
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 76,308
Commonwealth of Virginia , Revenue , 2016 A , Refunding , 4% , 2/01/30 .......... 7,000,000 7,012,144
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 719,741
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 337,328
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 437,339
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 845,342
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,242,614

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia College Building Authority, (continued)
Regent University Obligated Group , Revenue , 2021 , Refunding , 4% , 6/01/36 ..... $ 2,750,000 $ 2,728,133
Regent University Obligated Group , Revenue , 2021 , Refunding , 3% , 6/01/41 ..... 4,800,000 3,832,816
Regent University Obligated Group , Revenue , 2025 , 6% , 6/01/55 .............. 3,000,000 3,192,195
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,299,652
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,068,604
Commonwealth of Virginia , Revenue , 2022 , Refunding , 4% , 5/15/36 ............ 5,000,000 5,270,875
Commonwealth of Virginia , Revenue , 2023 , 4% , 5/15/45 .................... 2,000,000 1,952,721
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........ 3,000,000 3,028,826
Virginia Port Authority ,
Revenue , 2025 , 5.25% , 7/01/50 ....................................... 1,000,000 1,072,677
Revenue , 2025 , 5.25% , 7/01/55 ....................................... 5,000,000 5,327,164
Virginia Port Authority Commonwealth Port Fund , Commonwealth of Virginia , Revenue ,
2023 A , 5.25% , 7/01/48 ............................................. 6,000,000 6,437,577
Virginia Public Building Authority ,
Revenue , 2025 A , 5% , 8/01/44 ........................................ 5,295,000 5,734,268
Commonwealth of Virginia , Revenue , 2019 A , 4% , 8/01/35 ................... 1,250,000 1,286,403
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,617,903
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 3,295,000 3,386,423
County of Prince William , Revenue , 2024 , 4% , 10/01/41 ..................... 5,595,000 5,764,003
Virginia Resources Authority , Revenue , 2018 C , Refunding , 5% , 11/01/48 ......... 6,655,000 6,832,862
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,198,356
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,488,934
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/47 6,825,000 6,863,279
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 3,820,000 3,793,328
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 3,680,000 3,572,955
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 4,898,576
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 7,600,000 7,391,725
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 1,001,796
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,372,851
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,338,870
LifeSpire of Virginia Obligated Group , Revenue , 2024 A , Refunding , 5.5% , 12/01/54 4,000,000 4,101,600
Mary Washington Healthcare Obligated Group , Revenue , 2025 A-1 , Refunding ,
5.25% , 6/15/55 .................................................. 1,250,000 1,306,770
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,767,057
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 1,947,903
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 4,061,662
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AG Insured , 4.125% , 7/01/58 ............... 2,000,000 1,892,232
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,002,260
350,915,943
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,033,647

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.3%
Public Finance Authority ,
Revenue , 2025 A-1 , Refunding , 5.375% , 12/01/36 ......................... $ 1,500,000 $ 1,557,316
a
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 967,743
b
Revenue, Sub. Lien , 2025 A-2 , Refunding , 4.075%, 12/01/45 ................. 4,965,000 2,361,141
a
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,003,376
5,889,576
U.S. Territories 11.1%
District of Columbia 8.1%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 5,121,818
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,167,275
Aviation , Revenue , 2024 A , Refunding , 5.5% , 10/01/54 ...................... 3,250,000 3,429,599
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,253,199
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 2,530,000 2,697,452
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,074,729
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,665,690
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,901,922
Dedicated , Revenue, Second Lien , 2023 A , 5% , 7/15/48 ..................... 6,400,000 6,670,941
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/49 ..................... 1,800,000 1,878,595
Dedicated , Revenue, Second Lien , 2025 A , 5% , 7/15/60 ..................... 2,000,000 2,082,186
35,943,406
Guam 1.0%
Guam Government Waterworks Authority ,
Water And Wastewater System , Revenue , 2025 A , 5.25% , 7/01/50 ............. 2,000,000 2,070,658
Water And Wastewater System , Revenue , 2025 A , 5.5% , 7/01/55 .............. 2,500,000 2,624,223
4,694,881
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,700,000 1,722,661
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 446,863
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 193,722
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,092,808
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 487,483
8,943,537
Total U.S. Territories .................................................................... 49,581,824
Total Municipal Bonds (Cost $ 443,490,958 ) .....................................
428,592,027
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
Virginia 2.6%
d
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 2.85% ,
10/01/48 ........................................................ 4,900,000 4,900,000
d
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 B , Refunding , LOC Truist Bank , Daily VRDN and Put , 2.85% , 1/01/47 ...... 1,900,000 1,900,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 193 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Virginia (continued)
d
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2024 B-1 , Refunding , LOC Truist Bank , Daily VRDN and Put , 2.88% ,
1/01/54 ......................................................... $ 5,000,000 $ 5,000,000
11,800,000
Total Municipal Bonds (Cost $ 11,800,000 ) ......................................
11,800,000
Total Short Term Investments (Cost $ 11,800,000 ) ................................
11,800,000
a
Total Investments (Cost $ 455,290,958 ) 98.6% ...................................
$440,392,027
Other Assets, less Liabilities 1.4% .............................................
5,951,578
Net Assets 100.0% ...........................................................
$446,343,605
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $10,514,616, representing 2.4% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2025, investments in affiliated management investment companies were as follows:

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Funds' assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $31,040,367 $— $(10,510,734) $(2,032,266) $1,364,118 $19,861,485 830,000 $690,437
Total Affiliated Securities ... $31,040,367 $— $(10,510,734) $(2,032,266) $1,364,118 $19,861,485 $690,437
Franklin Federal Limited-Term Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,296,565 $— $(18,291,848) $(2,613,777) $1,795,480 $18,186,420 760,000 $769,881
Total Affiliated Securities ... $37,296,565 $— $(18,291,848) $(2,613,777) $1,795,480 $18,186,420 $769,881
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 527,983 $ 527,983
Municipal Bonds ......................... — 167,761,674 — 167,761,674
Total Investments in Securities ........... $— $167,761,674 $527,983 $168,289,657
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 631,642,383 — 631,642,383
Short Term Investments ................... — 3,000,000 — 3,000,000
Total Investments in Securities ........... $— $634,642,383 $— $634,642,383
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 1,478,352 $ 1,478,352
Municipal Bonds ......................... — 470,613,898 — 470,613,898
Short Term Investments ................... — 7,200,000 — 7,200,000
Total Investments in Securities ........... $— $477,813,898 $1,478,352 $479,292,250
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 150,809,654 — 150,809,654
Short Term Investments ................... — 2,200,000 — 2,200,000
Total Investments in Securities ........... $— $153,009,654 $— $153,009,654
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 19,861,485 — — 19,861,485
Municipal Bonds ......................... — 1,945,284,128 — 1,945,284,128
Short Term Investments ................... — 57,150,000 — 57,150,000
Total Investments in Securities ........... $19,861,485 $2,002,434,128 $— $2,022,295,613
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 18,186,420 — — 18,186,420
Municipal Bonds ......................... — 787,871,219 — 787,871,219
Short Term Investments ................... — 67,450,000 — 67,450,000
Total Investments in Securities ........... $18,186,420 $855,321,219 $— $873,507,639
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 950,369 950,369
Municipal Bonds ......................... — 265,345,593 — 265,345,593
Short Term Investments ................... — 5,000,000 — 5,000,000
Total Investments in Securities ........... $— $270,345,593 $950,369 $271,295,962
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... — — —
b
—
Management Investment Companies ......... 156,961,500 — — 156,961,500
Corporate Bonds :
Commercial Services & Supplies ........... — — 22,237,850 22,237,850
Diversified Consumer Services ............ — 84,188,265 — 84,188,265
Electric Utilities ........................ — 14,467,528 — 14,467,528
Municipal Bonds :
Alabama ............................. — 16,894,158 — 16,894,158
Arizona .............................. — 100,629,727 — 100,629,727
Arkansas ............................. — 21,254,668 — 21,254,668
California ............................. — 868,793,349 445 868,793,794
Colorado ............................. — 237,574,138 — 237,574,138
Connecticut ........................... — 24,851,516 — 24,851,516
Florida ............................... — 905,887,353 — 905,887,353
Georgia .............................. — 45,717,538 — 45,717,538
Idaho ................................ — 13,331,367 — 13,331,367
Illinois ............................... — 129,452,434 — 129,452,434
Indiana .............................. — 28,317,714 — 28,317,714
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Municipal Bonds: (continued)
Iowa ................................ $ — $ 13,954,045 $ — $ 13,954,045
Kansas .............................. — 1,000,028 — 1,000,028
Kentucky ............................. — 17,190,109 — 17,190,109
Louisiana ............................. — 69,644,008 — 69,644,008
Maryland ............................. — 9,500,367 — 9,500,367
Massachusetts ........................ — 2,179,487 — 2,179,487
Michigan ............................. — 20,046,752 — 20,046,752
Minnesota ............................ — 10,304,690 — 10,304,690
Mississippi ............................ — 18,222,257 — 18,222,257
Missouri .............................. — 12,690,633 — 12,690,633
Nevada .............................. — 31,346,532 — 31,346,532
New Hampshire ........................ — 21,800,879 — 21,800,879
New Jersey ........................... — 50,576,914 — 50,576,914
New Mexico ........................... — 2,133,341 — 2,133,341
New York ............................. — 139,101,643 — 139,101,643
North Dakota .......................... — 4,731,622 —
b
4,731,622
Ohio ................................ — 128,044,375 — 128,044,375
Oklahoma ............................ — 8,578,792 — 8,578,792
Oregon .............................. — 15,321,531 — 15,321,531
Pennsylvania .......................... — 110,344,696 — 110,344,696
South Carolina ......................... — 41,858,449 — 41,858,449
South Dakota .......................... — 8,206,963 — 8,206,963
Tennessee ............................ — 71,383,770 — 71,383,770
Texas ............................... — 577,944,697 — 577,944,697
Utah ................................ — 25,710,852 — 25,710,852
Virginia .............................. — 17,962,170 — 17,962,170
Washington ........................... — 64,772,225 — 64,772,225
West Virginia .......................... — 2,780,436 — 2,780,436
Wisconsin ............................ — 180,468,163 — 180,468,163
U.S. Territories ..........................
District of Columbia ..................... — 41,097,507 — 41,097,507
Pacific Islands ......................... — 4,419,170 — 4,419,170
Puerto Rico ........................... — 261,017,709 — 261,017,709
Short Term Investments ................... — 22,100,000 — 22,100,000
Total Investments in Securities ........... $156,961,500 $4,497,794,567 $22,238,295 $4,676,994,362
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 215,124,934 — 215,124,934
Short Term Investments ................... — 2,100,000 — 2,100,000
Total Investments in Securities ........... $— $217,224,934 $— $217,224,934
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 310,928,774 — 310,928,774
Short Term Investments ................... — 5,500,000 — 5,500,000
Total Investments in Securities ........... $— $316,428,774 $— $316,428,774
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 950,369 950,369
Municipal Bonds ......................... — 321,396,550 — 321,396,550
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Massachusetts Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Short Term Investments ................... $ — $ 8,400,000 $ — $ 8,400,000
Total Investments in Securities ........... $— $329,796,550 $950,369 $330,746,919
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,900,738 1,900,738
Municipal Bonds ......................... — 654,175,035 — 654,175,035
Short Term Investments ................... — 6,100,000 — 6,100,000
Total Investments in Securities ........... $— $660,275,035 $1,900,738 $662,175,773
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 623,576,073 — 623,576,073
Short Term Investments ................... — 1,150,000 — 1,150,000
Total Investments in Securities ........... $— $624,726,073 $— $624,726,073
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 610,677,652 — 610,677,652
Short Term Investments ................... — 13,200,000 — 13,200,000
Total Investments in Securities ........... $— $623,877,652 $— $623,877,652
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,689,546 1,689,546
Municipal Bonds ......................... — 797,362,413 — 797,362,413
Short Term Investments ................... — 21,170,000 — 21,170,000
Total Investments in Securities ........... $— $818,532,413 $1,689,546 $820,221,959
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,689,545 1,689,545
Municipal Bonds ......................... — 554,440,201 — 554,440,201
Short Term Investments ................... — 16,730,000 — 16,730,000
Total Investments in Securities ........... $— $571,170,201 $1,689,545 $572,859,746
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,379,091 3,379,091
Municipal Bonds ......................... — 912,592,517 — 912,592,517
Short Term Investments ................... — 500,000 — 500,000
Total Investments in Securities ........... $— $913,092,517 $3,379,091 $916,471,608
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 2,639,915 2,639,915
Municipal Bonds ......................... — 791,910,751 — 791,910,751
Short Term Investments ................... — 10,500,000 — 10,500,000
Total Investments in Securities ........... $— $802,410,751 $2,639,915 $805,050,666
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 2,111,932 $ 2,111,932
Municipal Bonds ......................... — 652,956,720 — 652,956,720
Short Term Investments ................... — 16,200,000 — 16,200,000
Total Investments in Securities ........... $— $669,156,720 $2,111,932 $671,268,652
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 428,592,027 — 428,592,027
Short Term Investments ................... — 11,800,000 — 11,800,000
Total Investments in Securities ........... $— $440,392,027 $— $440,392,027
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ 874,281 $ — $ (874,281) $ — $ — $ 3,868 $ 10,278 $ (14,146) $ — $ —
Senior Floating
Rate Interests :
United States . 12,081,618 — (12,064,255) — — — — (17,363) — —
Total Investments in
Securities ....... $12,955,899 $— $(12,938,536) $— $— $3,868 $10,278 $(31,509) $— $—
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
4. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.